As filed with the Securities and Exchange Commission
                               on November 17, 1998
                       Registration No. 2-97817; 811-4305

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549
                                    FORM N-1A

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                         Post-Effective Amendment No. 58                     [X]

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
                                Amendment No. 60                             [X]

                        (Check appropriate box or boxes)
                             -----------------------
                               NATIONS FUND TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                            --------------------------
        Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
         Robert M. Kurucza, Esq.             Carl Frischling, Esq.
         Marco E. Adelfio, Esq.              Kramer, Levin, Naftalis
         Morrison & Foerster LLP                 & Frankel
         2000 Pennsylvania Ave., N.W.        919 3rd Avenue
         Suite 5500                          New York, New York 10022
         Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

    [ ] Immediately upon filing pursuant         [ ] on (date) pursuant
        to Rule 485(b), or                           to Rule 485(b), or

    [X] 60 days after filing pursuant            [ ] on (date) pursuant
        to Rule 485(a), or                           to Rule 485(a).

    [ ] 75 days after filing pursuant to         [ ] on (date) pursuant to
        paragraph (a)(2)                             paragraph(a)(2) of Rule 485

If appropriate, check the following box:

    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

      The Registrant is filing this Post-Effective Amendment No. 58 to the Company's Registration Statement for the purpose of restructuring the pricing of Investor C Shares.

      Part B filed pursuant to Rule 497(c) on October 19, 1998, is incorporated by reference herein.

                               NATIONS FUND TRUST
                              CROSS REFERENCE SHEET



Part A
Item No.                                        Prospectus

 1. Cover Page ..............................   Cover Page

 2. Synopsis ................................   Expenses Summary

 3. Condensed Financial
    Information .............................   Financial Highlights; How
                                                Performance Is Shown
 4. General Description of
    Registrant ..............................   Cover Page; Objectives; How
                                                Objectives Are Pursued;
                                                Organization And History

 5. Management of the Fund ..................   How The Funds Are Managed

 6. Capital Stock and Other
    Securities ..............................   How To Buy Shares; How The
                                                Funds Value Their Shares; How
                                                Dividends And Distributions Are
                                                Made; Tax Information
 7. Purchase of Securities Being
    Offered .................................   Cover Page; How To Buy Shares

 8. Redemption or Repurchase ................   How To Redeem Shares; How To
                                                Exchange Shares

 9. Legal Proceedings .......................   Organization And History



Part B
Item No.

10. Cover Page...............................  Cover Page

11. Table of Contents........................  Table of Contents

12. General Information and
    History..................................  Introduction

13. Investment Objectives and
    Policies.................................  Additional Information on Fund
                                               Investments


14. Management of the Registrant.............  Trustees And Officers

15. Control Persons and Principal
    Holders of Securities....................  Miscellaneous--Certain Record
                                               Holders

16. Investment Advisory and Other Services...  Investment
                                               Advisory, Administration,
                                               Custody, Transfer Agency,
                                               Shareholder Servicing,
                                               Shareholder Administration And
                                               Distribution Agreements

17. Brokerage Allocation ....................  Fund Transactions and Brokerage--
                                               General Brokerage Policy

18. Capital Stock and Other
    Securities...............................  Description Of Shares;
                                               Investment Advisory,
                                               Administration,
                                               Custody, Transfer Agency,
                                               Shareholder Servicing And
                                               Distribution Agreements
19. Purchase, Redemption and Pricing
    of Securities Being Offered..............  Net Asset Value -- Purchases
                                               And Redemptions; Distributor

20. Tax Status...............................  Additional Information
                                               Concerning
                                               Taxes

21. Underwriters.............................  Investment Advisory,
                                               Administration
                                               Custody, Transfer Agency,
                                               Shareholder Servicing,
                                               Shareholder Administration And
                                               Distribution Agreements


22. Calculation of Performance Data..........  Additional Information on
                                               Performance


23. Financial Statements.....................  Independent Accountant and
                                               Reports

Part C
Item No.                                     Other Information

                                             Information required to be included
                                             in Part C is set forth under the
                                             appropriate Item, so numbered, in
                                             Part C of this Document

Prospectus
                                                               Investor C Shares
                                                                  August 1, 1998

                                                                 as supplemented
                                                                     on   , 1998





This Prospectus describes the investment portfolios listed in the column to the right (each a "Fund") of Nations Fund Trust, Nations Fund, Inc. and Nations Fund Portfolios, Inc., ("Nations Portfolios"), each an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations Funds Family"). This Prospectus describes one class of shares of each Fund -- Investor C Shares.


This Prospectus sets forth concisely the information about each Fund that a prospective purchaser of Investor C Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios is contained in a separate Statement of Additional Information (the "SAI"), that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling Nations Funds at its address or telephone number shown below. The SAI for Nations Funds, dated August 1, 1998, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the Funds. Gartmore Global Partners ("Gartmore") is the investment sub-adviser to Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations International Growth Fund. Brandes Investment Partners, L.P. ("Brandes") is the investment sub-adviser to Nations International Value Fund and Marsico Capital Management, LLC ("Marsico Capital") is the investment sub-adviser to all Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to all the other Nations Funds. As used herein the term "Adviser" shall mean NBAI, TradeStreet, Gartmore, Brandes and/or Marsico Capital as the context may require, see "How The Funds Are Managed."


SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EQUITY FUNDS:
Nations Value Fund
Nations Equity Income Fund
Nations Emerging Growth Fund
Nations Small Company Growth Fund
Nations Disciplined Equity Fund
Nations Capital Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth & Income Fund
Nations International Equity Fund
Nations International Growth Fund
Nations International Value Fund
Nations Emerging Markets Fund
Nations Pacific Growth Fund


BALANCED FUND:
Nations Balanced Assets Fund

For Fund information call:
1-800-321-7854


Nations Funds
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255




[NATIONS FUNDS LOGO APPEARS HERE]



NF-96140-8/98

                                                              Table Of Contents

About The                 Prospectus Summary                                  3
Funds                     -----------------------------------------------------
                          Expenses Summary                                    5
                          -----------------------------------------------------

                          Objectives                                          8

                          -----------------------------------------------------

                          How Objectives Are Pursued                          9

                          -----------------------------------------------------

                          How Performance Is Shown                           24

                          -----------------------------------------------------

                          How The Funds Are Managed                          26

                          -----------------------------------------------------

                          Organization And History                           32

                          -----------------------------------------------------


About Your
Investment

                          How To Buy Shares                                  34

                          -----------------------------------------------------

                          Investor C Shares -- Charges and Features          35

                          -----------------------------------------------------

                          How To Redeem Shares                               37

                          -----------------------------------------------------

                          How To Exchange Shares                             37

                          -----------------------------------------------------

                          Shareholder Servicing And Distribution Plans       38

                          -----------------------------------------------------

                          How The Funds Value Their Shares                   40

                          -----------------------------------------------------

                          How Dividends And Distributions Are Made;

                          Tax Information                                    40

                          -----------------------------------------------------

                          Financial Highlights                               41

                          -----------------------------------------------------

                          Appendix A -- Portfolio Securities                 55

                          -----------------------------------------------------

                          Appendix B -- Description Of Ratings               65

                          -----------------------------------------------------

                          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

Prospectus Summary

o TYPE OF COMPANIES: Open-end management investment companies.

o INVESTMENT OBJECTIVES AND POLICIES:

o EQUITY FUNDS:

  o Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.

  o Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above-average dividend yields.

  o Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.

  o Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.

  o Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.

  o Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.

  o Nations Marsico Focused Equities Fund's investment objective is to seek long-term growth of capital. It is a non-diversified fund that pursues its objective by normally investing in a core position of 20-30 common stocks.

  o Nations Marsico Growth & Income Fund's investment objective is to seek long-term growth of capital with a limited emphasis on income. Under normal circumstances, the Fund pursues its objective by investing up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities that have income potential.

  o Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.

  o Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.

  o Nations International Value Fund's investment objective is to seek long-term capital appreciation by investing primarily in equity securities of foreign issuers, including emerging markets countries.

 o Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.

  o Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).

o  BALANCED FUND:

  o Nations Balanced Assets Fund's investment objective is to seek total return by investing in equity and fixed income securities.

o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment management services to more than 60 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, Gartmore Global Partners provides investment sub-advisory services to Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations International Growth Fund, Brandes Investment Partners, L.P. provides investment sub-advisory services to Nations International Value Fund and Marsico Capital Management, LLC provides investment sub-advisory services to Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund. For more information about the investment adviser and investment sub-adviser for Nations Funds, see "How The Funds Are Managed."

o DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income are declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Value Fund and Nations Small Company Growth Fund. Dividends from net investment income are declared and paid annually by Nations International Growth Fund and Nations International Value Fund. All other Equity Funds and the Balanced Fund declare and pay dividends from net investment income each calendar quarter. Each Fund's net realized capital gains, including net short-term capital gains are distributed at least annually.

o RISK FACTORS: Although NBAI, together with the sub-advisers, seek to achieve the investment objective of each Fund, there is no assurance that they will be able to do so. Investments in a Fund are not insured against loss of principal. Investments by a Fund in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of the stocks the Fund holds may decline over short or even extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock markets, as measured by the S&P 500 Index (as defined below) and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue. In addition, certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity. Investments by a Fund in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect a Fund's investments in debt securities. The value of a Fund's investments in debt securities, including U.S. Government Obligations (as defined below), will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities which are not issued or guaranteed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Funds' investments may constitute derivative securities. Certain types of derivative securities can, under particular circumstances, significantly increase an investor's exposure to market and other risks. Certain of the Funds invest in foreign securities which present additional risks associated with international investing, including, among others, heightened economic and political risk, as well as foreign currency risk. For a discussion of these and other fac-tors, see "How Objectives Are Pursued -- Risk Considerations", "How
  Objectives Are Pursued -- Special Risk Considerations Relevant to an Investment in the International Funds" and "Appendix A."

o MINIMUM PURCHASE: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction. Minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How To Buy Shares."


  Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Investor C Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.


NATIONS FUNDS EQUITY FUNDS INVESTOR C SHARES




                                                                             Nations                            Nations
                                                        Nations    Nations    Small       Nations    Nations   Marsico
Shareholder                                              Equity   Emerging   Company   Disciplined   Capital   Focused
Transaction                                  Nations     Income    Growth     Growth      Equity      Growth   Equities
Expenses                                   Value Fund     Fund      Fund       Fund        Fund        Fund      Fund
Sales Load Imposed on Purchases              None       None       None      None        None        None       None
Maximum Deferred Sales Charge (as a
 percentage of the lower of the original
 purchase price or redemption
 proceeds)1                               1.00%        1.00%     1.00%      1.00%     1.00%         1.00%     1.00%
Annual Fund
Operating
Expenses
(as a percentage of average net
assets)
Management Fees (After Fee Waivers)        .75%         .63%      .75%       .75%      .75%          .75%      .85%
Rule 12b-1 Fees                            .50%         .53%      .75%       .50%      .75%          .75%      .75%
Shareholder Servicing Fees                 .25%         .25%      .25%       .25%      .25%          .25%      .25%
Other Expenses (After Expense
 Reimbursements)                           .19%         .23%      .23%       .20%      .23%          .20%      .40%
Total Operating Expenses (After Fee
 Waivers and Expense
 Reimbursements)                          1.69%        1.64%     1.98%      1.70%     1.98%         1.95%     2.25%



(1) Investor C Shares that are purchased at net asset value are subject to a Deferred Sales Charge if redeemed within one year of purchase.

             NATIONS FUNDS EQUITY/BALANCED FUNDS INVESTOR C SHARES




                            Nations
                            Marsico      Nations          Nations        Nations       Nations   Nations
Shareholder                Growth &   International   International   International   Emerging   Pacific     Nations
Transaction                 Income        Equity          Growth          Value        Markets    Growth    Balanced
Expenses                     Fund          Fund            Fund            Fund         Fund       Fund    Assets Fund
Sales Load Imposed on
 Purchases                    None         None            None            None          None      None        None
Maximum Deferred Sales
 Charge (as a percentage of
 the lower of the original
 purchase price or
 redemption proceeds)1       1.00%        1.00%           1.00%           1.00%           1.00%      1.00%     1.00%
Annual Fund
Operating
Expenses
(as a percentage of
average net assets)
Management Fees (After Fee
 Waivers)                     .85%         .90%            .90%            .90%           1.10%       .90%      .75%
Rule 12b-1 Fees               .75%         .75%            .75%            .75%            .75%       .75%      .75%
Shareholder Servicing Fees    .25%         .25%            .25%            .25%            .25%       .25%      .25%
Other Expenses (After
 Expense Reimbursements)      .40%         .24%            .22%            .22%            .47%       .47%      .33%
Total Operating Expenses
 (After Fee Waivers and
 Expense Reimbursements)     2.25%        2.14%           2.12%           2.12%           2.57%      2.37%     2.08%



(1) Investor C Shares that are purchased at net asset value are subject to a Deferred Sales Charge if redeemed within one year of purchase.



Examples: You would pay the following expenses on a $1,000 investment in Investor C Shares of the indicated Fund assuming (1) a 5% annual return and (2) redemption at the end of each time period.




                                                                                                   Nations
                                                                                                  Marsico
                           Nations        Nations    Nations Small      Nations      Nations      Focused
               Nations      Equity       Emerging       Company      Disciplined     Capital     Equities
            Value Fund   Income Fund   Growth Fund    Growth Fund    Equity Fund   Growth Fund     Fund
1 Year         $ 27          $ 27          $ 30           $ 27           $ 30          $ 30        $ 33
3 Years        $ 53          $ 52          $ 62           $ 54           $ 62          $ 61        $ 70
5 Years        $ 92          $ 89          $107           $ 92           $107          $105        $120
10 Years       $201          $195          $232           $202           $232          $228        $260


              Nations
             Marsico
             Growth       Nations          Nations        Nations          Nations      Nations        Nations
            & Income   International   International   International     Emerging       Pacific      Balanced
              Fund      Equity Fund     Growth Fund      Value Fund    Markets Fund   Growth Fund   Assets Fund
1 Year        $ 33          $ 32            $ 32            $ 32           $ 36           $ 34         $ 31
3 Years       $ 70          $ 67            $ 66            $ 66           $ 80           $ 74         $ 65
5 Years       $120          $115            $114            $114           $137           $127         $112
10 Years      $260          $248            $246            $246           $292           $272         $242

You would pay the following expenses on a $1,000 investment in Investor C Shares of the indicated Fund, assuming (1) a 5% annual return and (2) no redemption.





                                                                                                   Nations
                                                                                                  Marsico
                           Nations        Nations    Nations Small      Nations      Nations      Focused
               Nations      Equity       Emerging       Company      Disciplined     Capital     Equities
            Value Fund   Income Fund   Growth Fund    Growth Fund    Equity Fund   Growth Fund     Fund
1 Year        $   17       $   17        $    20        $   17          $  20         $  20        $  23
3 Years       $   53       $   52        $    62        $   54          $  62         $  61        $  70
5 Years       $   92       $   89        $   107        $   92          $ 107         $ 105        $ 120
10 Years      $  201       $  195        $   232        $  202          $ 232         $ 228        $ 260




              Nations
             Marsico
             Growth       Nations          Nations        Nations          Nations      Nations        Nations
            & Income   International   International   International     Emerging       Pacific      Balanced
              Fund      Equity Fund     Growth Fund      Value Fund    Markets Fund   Growth Fund   Assets Fund
1 Year        $  23       $  22           $  22            $  22           $  26         $  24         $  21
3 Years       $  70       $  67           $  66            $  66           $  80         $  74         $  65
5 Years       $ 120       $ 115           $ 114            $ 114           $ 137         $ 127         $ 112
10 Years      $ 260       $ 248           $ 246            $ 246           $ 292         $ 272         $ 242


The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Investor C Shares will bear either directly or indirectly. The figures in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent Other Expenses are less than those shown, waivers and/or reimbursements of Management Fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are decreased or discontinued, the amounts contained in the "Examples" above may increase. Long-term shareholders of the Funds could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed." For a more complete description of the Rule 12b-1 and shareholder servicing fees payable by the Funds, see "Shareholder Servicing And Distribution Plans."

Absent fee waivers, "Management Fees" and "Total Operating Expenses" for Investor C Shares of Nations International Value Fund would have been 1.00% and 2.22%, respectively.

Absent expense reimbursements, "Other Expenses" and "Total Operating Expenses" for Investor C Shares of the indicated Fund would have been as follows: Nations International Growth -- .27% and 2.17%, respectively, Nations Marsico Focused Equities Fund -- .67% and 2.52%, respectively, and Nations Marsico Growth & Income Fund -- 1.12% and 2.97%, respectively.

Absent fee waivers, "12b-1 Fees" and "Total Operating Expenses" for Investor C Shares of Nations Equity Income Fund would have been .75% and 1.86%, respectively.

Absent expense reimbursements and fee waivers, "12b-1 Fees, "Other Expenses" and "Total Operating Expenses" for Investor C Shares of Nations Value Fund would have been .75%, .20% and 1.95%, respectively.

Absent expense reimbursement and fee waivers, "Management Fees" "12b-1 Fees," "Other Expenses" and "Total Operating Expenses" for Investor C Shares of Nations Small Company Growth Fund would have been 1.00%, .75%, .26% and 2.26%, respectively.

Effective May 1999, it is anticipated that certain voluntary total operating expenses limits put in place in connection with the reorganization of The Pilot Funds into the Nations Funds will terminate with respect to the following
Funds: Nations Value Fund, Nations Small Company Growth Fund, Nations International Growth Fund, Nations Equity Income Fund and Nations Disciplined Equity Fund. For more information, see the SAI.

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.


Objectives

Equity Funds:
Nations Value Fund: Nations Value Fund's investment objective is to seek growth of capital by investing in companies that are believed to be undervalued.

Nations Equity Income Fund: Nations Equity Income Fund's investment objective is to seek current income and growth of capital by investing primarily in companies with above-average dividend yields.

Nations Emerging Growth Fund: Nations Emerging Growth Fund's investment objective is to seek capital appreciation by investing in emerging growth companies that are believed to have superior long-term earnings growth prospects.

Nations Small Company Growth Fund: Nations Small Company Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities.

Nations Disciplined Equity Fund: Nations Disciplined Equity Fund's investment objective is to seek growth of capital by investing in companies that are expected to produce significant increases in earnings per share.

Nations Capital Growth Fund: Nations Capital Growth Fund's investment objective is to seek growth of capital by investing in companies that are believed to have superior earnings growth potential.


Nations Marsico Focused Equities Fund: Nations Marsico Focused Equities Fund's investment objective is to seek long-term growth of capital.


Nations Marsico Growth & Income Fund: Nations Marsico Growth & Income Fund's investment objective is to seek long-term growth of capital with a limited emphasis on income.

Nations International Equity Fund: Nations International Equity Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.

Nations International Growth Fund: Nations International Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.

Nations International Value Fund: Nations International Value Fund's investment objective is to seek long-term capital appreciation by investing primarily in equity securities of foreign issuers, including emerging markets countries.

Nations Emerging Markets Fund: Nations Emerging Markets Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in emerging market countries, such as those in Latin America, Eastern Europe, the Pacific Basin, the Far East, Africa and India.

Nations Pacific Growth Fund: Nations Pacific Growth Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of companies in the Pacific Basin and the Far East (excluding Japan).


Balanced Fund:


Nations Balanced Assets Fund: Nations Balanced Assets Fund's investment objective is to seek total return by investing in equity and fixed income securities.


Although the Adviser seeks to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of the Funds will fluctuate based on market conditions. Therefore, investors should not rely upon the Funds for short-term financial needs nor are the Funds meant to provide a vehicle for participating in short-term swings in the stock market. Investments in the Funds are not insured against loss of principal.


How Objectives Are Pursued

Equity Funds:

Nations Value Fund: The Fund invests in stocks drawn from a broad universe of companies monitored by the Adviser. The Adviser closely monitors these companies, rating them for quality and projecting their future earnings and dividends as well as other factors. To qualify for purchase, an issuer would normally have a market capitalization of $500 million or more and have an average daily trading volume of at least $3 million. These requirements are generally considered by the Adviser to be adequate to support normal purchase and sale activity without materially affecting prevailing market prices of the issuer's shares. The Adviser also analyzes key financial ratios that measure the growth, profitability and leverage of such issuers that it believes will help maintain a portfolio of above-average quality.


Stocks are selected from this universe based on the Adviser's judgment of their total return potential. The Adviser buys stocks that it believes are undervalued relative to the overall stock market. The principal factor considered by the Adviser in making these determinations is the ratio of a stock's price-to-earnings relative to corresponding ratios of other stocks issued by companies in the same industry or economic sector. The Adviser believes that companies with lower price-to-earnings ratios are more likely to provide better opportunities for capital appreciation. This "value" approach typically produces a dividend yield greater than the market average. The Adviser will attempt to temper risk by broad diversification among economic sectors and industries. Through this strategy, the Fund pursues above-average returns while seeking to avoid above-average risks.


The Fund invests under normal market conditions at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stock, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly-traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its assets in foreign securities. The Fund also may hold up to 20% of its total assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), and investment grade securities of domestic companies. Obligations with the lowest investment grade rating (E.G. rated "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's")) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.


The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


Nations Equity Income Fund: The investment program of the Fund is based on several premises. First, that dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases and decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Second, diversifying equity holdings in a manner that includes every major economic sector contributes to reduced volatility, without a commensurate reduction in investment return. Collectively, these traits may be combined in such a fashion as to produce a Fund with less volatility and which provides higher marks of The McGraw-Hill Companies, Inc. income than that of the stocks in the S&P 500 Composite Stock Price Index ("S&P 500 Index").1

Typically, the Fund will own equity securities of 100-150 large capitalization, high quality companies. The Fund's portfolio will seek to provide a yield which exceeds that produced by the stocks in the S&P 500 Index. Stocks are selected from a broad universe of such companies. The stock selection process is quantitatively based, using fundamental measures of valuation and growth. The process takes in account value factors such as book value, earnings yield and cash flow, which measure a stock's intrinsic worth versus its market price, as well as momentum characteristics such as price momentum, earnings growth and earning acceleration, which measure a stock relative to others in the industry.



To achieve its objective, the Fund, under normal circumstances, will invest at least 65% of its assets in income-producing common stocks, including securities convertible into or ultimately exchangeable for common stock (I.E., convertible bonds or convertible preferred stock), whose prospects for dividend growth and capital appreciation are considered favorable by the Adviser. The securities held by the Fund generally will be listed on a national exchange or, if not so listed, will usually have an established over-the-counter market.

In order to further enhance its income, the Fund also may invest its assets in fixed income securities (corporate and government bonds of various maturities), preferred stocks and warrants. The Fund may invest in debt securities that are considered investment grade (E.G. securities rated in one of the top four investment categories by S&P or Moody's, or if not rated, are of equivalent investment quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories (E.G., rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. The Fund also may invest up to 5% of its assets in debt securities that are rated below

--------------
(1) "Standard & Poor's" and "Standard & Poor's 500" are trade-investment grade (E.G. rated "BB" by S&P or "Ba" by Moody's), or if not rated, are of equivalent investment quality as determined by the Adviser. Non-investment grade debt securities, sometimes referred to as "high yield bonds" or "junk bonds" tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities. The Fund will invest in such high-yield debt securities only when the Adviser believes that the issue presents minimal credit risk. For a description of corporate debt ratings, see "Appendix B." Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 20% of its total assets in foreign securities. The Fund will treat foreign securities as illiquid unless there is an active and substantial secondary market for such securities.


The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

Nations Emerging Growth Fund: The Fund will invest in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and securities convertible into common stocks, selected from a universe of emerging growth companies monitored by the Adviser. Most of the companies will have revenues between $50 million and $1.5 billion and a debt ratio of less than 50% of capitalization. The universe focuses on companies with above-average earnings growth rates and profit margins, yet the portfolio may include positions of special situation companies whose growth is expected to accelerate. These companies are believed to offer significant opportunities for capital appreciation and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general.


In managing the Fund, the Adviser applies a disciplined process with rigorous fundamental analysis providing the basis for stock selection. Its methodology combines fundamental, valuation and momentum-based disciplines in portfolio construction. First, the Adviser evaluates nearly 1500 stocks by using quantitative modeling techniques. Companies within this universe are analyzed using the following criteria: earnings growth trends, earnings momentum, earnings estimate trends, relative price performance and importantly, valuation or price/earnings ratios relative to forecasted earnings growth. Next, the Adviser conducts a bottom-up, fundamental analysis of each candidate company. This process, which involves using both internal and external research and conducting one on one conversations with senior company executives, requires several steps: gaining an understanding of the business, evaluating its growth potential, risks and competitive strengths, discussing its growth strategy with company management, and validating that strategy with third parties and the Adviser's network of regional brokerage research resources. Stocks are selected after this rigorous analysis only when their valuation is attractive relative to forecasted growth.


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.


The volatility of emerging growth stocks is greater than that of larger companies. Many of these stocks trade over the counter and may not have widespread interest among institutional investors. These securities may have larger potential for gains but also carry more risk if unexpected company developments adversely affect the stock prices. To help reduce risk, the Fund is diversified and typically invests in 75 to 130 companies which represent a broad range of industries and sectors, both in the United States and abroad. Although the Fund invests primarily in securities of U.S. issuers, it may invest up to 20% of its total assets in foreign securities.

Nations Small Company Growth Fund: In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt. In addition, the Fund will invest at least 65% of its total assets in companies with a market capitalization of $1 billion or less.


The investment philosophy of the Small Company Growth Fund is based on the premise that stock prices are driven by earnings growth and that superior stock market returns occur when a company experiences rapid and accelerating earnings growth due to improving fundamentals.


In managing the Fund, the Adviser applies a disciplined process with rigorous fundamental analysis providing the basis for stock selection. Its methodology combines fundamental, valuation and momentum-based disciplines in portfolio construction. First, the Adviser evaluates nearly 5000 stocks by using quantitative modeling techniques. Companies with a market capitalization of less than $1 billion are analyzed using the following criteria: earnings growth trends, earnings momentum, earnings estimate trends, relative price performance and importantly, valuation or price/ earnings ratios relative to forecasted earnings growth. Next, the Adviser conducts a bottom-up, fundamental analysis of each candidate company. This process, which involves using both internal and external research and conducting one on one conversations with senior company executives, requires several steps: gaining an understanding of the business, evaluating its growth potential, risks and competitive strengths, discussing the growth strategy with company management, and validating that strategy with third parties and the Adviser's network of regional brokerage research resources.


Overall, the Fund's strategy is to own those investments offering both attractive fundamental valuation and relatively good prospects for earnings improvement. Typically, two types of companies are candidates for purchase: (i) mature companies which may have fallen from a larger market due to business difficulties, but which now exhibit improving prospects; and (ii) smaller or younger companies which are experiencing strong trends in earnings growth, but remain reasonably valued and therefore offer premium growth at a discount in comparison to other companies.


The Fund's weighted median capitalization generally is not expected to exceed 125% of the weighted median capitalization of the Russell 2000 Small Stock Index (the "Russell 2000") as measured on a quarterly basis, although this may vary from time to time. The volatility of the small cap growth stocks in which the Fund invests is greater than that of larger companies. Many of these stocks trade over-the-counter and may not have widespread interest among institutional investors. These securities may have larger potential for gains but also carry more risk if unexpected company developments adversely affect the stock prices. To help reduce risk, the Fund is diversified and typically invests in 75 to 130 companies which represent a broad range of industries and sectors, both in the United States and abroad.


The Fund may invest up to 35% of its total assets in securities of issuers with a market capitalization greater than $1 billion and in debt securities. However, the Fund will not invest more than 10% of its total assets in debt securities, unless the Fund assumes a temporary defensive position as discussed below. Debt securities, if any, purchased by the Fund will be rated "AA" or above by S&P or "Aa" or above by Moody's or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt securities. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, the U.S. and foreign governments and international organizations (such as the International Bank for Reconstruction and Development (the "World Bank")), and money market instruments.


The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements. The Fund currently intends to limit any investment in foreign securities to 20% of total assets.

Nations Disciplined Equity Fund: The investment philosophy of the Fund is based on the premise that companies with positive earnings trends also should experience positive trends in their share price. Based on this philosophy, the Fund invests primarily in the common stocks of companies that the Adviser believes are likely to experience sig-nificant increases in earnings. By pursuing this investment philosophy, the Fund seeks to provide investors with long-term capital appreciation which exceeds that of the S&P 500 Index.


In selecting stocks for the Fund, the Adviser utilizes quantitative analysis and optimization tools. This approach seeks to identify companies with improving profit potential through analysis of earnings forecasts issued by investment banks, broker/ dealers and other investment professionals. The Adviser believes that companies experiencing such earnings trends have the potential to generate significant increases in per share earnings. The Adviser also believes that companies with increasing earnings should experience positive trends in their stock price. The quantitative analysis also includes ranking the attractiveness of equity securities according to a multi-factor valuation model. Both value and growth factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while growth characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. The objective is to maintain a broadly diversified portfolio which ranks in the top quartile on earnings momentum and in the top third on valuation. This approach generally produces a dividend yield less than the market average. Although this Fund seeks to invest in attractively priced securities with increasing earnings, its investment objective focuses on long-term capital appreciation; income is not an objective of this Fund.


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of domestic issuers. With respect to the remainder of the Fund's assets, the Fund may invest in a broad range of equity and debt instruments, including preferred stocks, securities (debt and preferred stock) convertible into common stock, warrants and rights to purchase common stocks, options, U.S. government and corporate debt securities and various money market instruments. The Fund will invest primarily in medium- and large-sized companies (I.E. companies with market capitalizations of $1 billion or greater) that are determined to have favorable price/earnings ratios. The Fund also may invest in securities issued by companies with market capitalizations of less than $1 billion. The volatility of small-capitalization stocks is typically greater than that of larger companies. To help reduce risk, the Fund will invest in the securities of companies representing a broad range of industries and economic sectors.


The Fund's investments in debt securities, including convertible securities, will be limited to securities rated investment grade (E.G. securities rated in one of the top four investment categories by an NRSRO or, if not rated, are of equivalent quality as determined by the Adviser). Obligations rated in the lowest of the top four investment grade rating categories have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.


The Fund may invest up to 20% of its total assets in foreign securities. For temporary defensive purposes if market conditions warrant, the Fund may invest without limitation in preferred stocks, investment grade debt instruments, money market instruments and repurchase agreements.

Nations Capital Growth Fund: The investment philosophy of the Fund is based on the belief that companies with superior growth characteristics selling at reasonable prices will, over time, outperform the market. Therefore, the Fund will generally seek to invest in larger capitalization, high-quality companies which possess above-average earnings growth potential.


The Fund's equity investments will generally be made in companies which share some of the following characteristics:


o above-average earnings growth relative to the S&P 500 Index;


o established operating histories, strong balance sheets and favorable financial characteristics; and


o above-average return on equity relative to the S&P 500 Index.

In addition, the Fund's investment program enables it to invest in the following types of companies:


o companies that generate or apply new technologies, new and improved distribution techniques, or new services, such as those in the business equipment, electronics, specialty merchandising and health service industries;



o companies that own or develop natural resources, such as energy exploration companies;


o companies that may benefit from changing consumer demands and lifestyles, such as financial service organizations and telecommunication companies;


o foreign companies, including those in countries with more rapid economic growth than the U.S.;


o companies whose earnings growth is projected at a pace in excess of the average company (I.E., growth companies); and


o companies whose earnings are temporarily depressed and are currently out of favor with most investors.


Through intensive research, visits to many companies each year, and efficient response to changing market conditions, the Adviser seeks to make the most of the Fund's flexible charter.


Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks. In addition to common stocks, the Fund also may invest in preferred stocks, securities convertible into common stocks and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities). Although the Fund invests primarily in publicly traded common stocks of companies incorporated in the United States, the Fund may invest up to 20% of its total assets in foreign securities.


The Fund also may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

Nations Marsico Focused Equities Fund: Nations Marsico Focused Equities Fund is a non-diversified fund that pursues its objective by normally investing in a core position of 20-30 common stocks. Under normal circumstances, the Fund invests at least 65% of its assets in large capitalization common stocks selected for their growth potential. The Fund may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities.


In building the portfolio, the Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. To identify such opportunities, the Adviser looks for a combination of four characteristics:


o Change -- The Adviser believes that extraordinary growth derives from products, markets and technologies that are in flux.


o Franchise -- The Adviser looks for strong brand franchises that can be leveraged in a changing global environment.


o Global reach -- The Adviser selects securities without geographic bias in the belief that the global market is both a source of growth opportunity and a hedge against fluctuations and dislocations of local markets.


o Themes -- The Adviser seeks companies that are moving with, not against, the major social, economic and cultural shifts taking place in the world.


Once an opportunity is identified, it is subjected to a disciplined analytic process including both "top-down" and "bottom-up" elements. The "top-down" element of the process takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape, and also analyzes such factors as the most attractive global opportunities, industry consolidation and the sustainability of economic trends. With respect to the "bottom-up" element, the Adviser considers company fundamentals such as commitment to research, market franchise and management's strength and vision to determine the present and future value of the company as an investment.

Realization of income is not a significant investment consideration. Any income realized on the Fund's investments will be incidental to its objective.


Nations Marsico Growth & Income Fund:
Under normal circumstances, Nations Marsico Growth & Income Fund pursues its objective by investing up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities that have income potential. The Fund typically emphasizes the growth component. However, in adverse market conditions, the Fund may reduce the growth component of its portfolio to 25% of its assets. The Fund may invest in any combination of common stock, preferred stock, warrants, convertible securities and debt securities. However, it is expected that the Fund will emphasize investments in large capitalization common stocks. The Fund may shift assets between the growth and income components of its portfolio based on the Adviser's analysis of relevant market, financial and economic conditions. If the Adviser believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, then the Fund will place a greater emphasis on the growth component. In building the portfolio, the Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. To identify such opportunities, the Adviser looks for a combination of four characteristics:


o Change -- The Adviser believes that extraordinary growth derives from products, markets and technologies that are in flux.


o Franchise -- The Adviser looks for strong brand franchises that can be leveraged in a changing global environment.


o Global reach -- The Adviser selects securities without geographic bias in the belief that the global market is both a source of growth opportunity and a hedge against fluctuations and dislocations of local markets.


o Themes -- The Adviser seeks companies that are moving with, not against, the major social, economic and cultural shifts taking place in the world.

Once an opportunity is identified, it is subjected to a disciplined analytic process including both "top-down" and "bottom-up" elements. The "top-down" element of the process takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape, and also analyzes such factors as the most attractive global opportunities, industry consolidation and the sustainability of economic trends. With respect to the "bottom-up" element, the Adviser considers company fundamentals such as commitment to research, market franchise and management's strength and vision to determine the present and future value of the company as an investment.


Because income is a part of the investment objective of the Fund, the Adviser may also consider dividend-paying characteristics in selecting equity securities for the Fund. The Fund may also find opportunities for capital growth from debt securities because of anticipated changes in interest rates, credit standing, currency relationships or other factors. Investors in the Fund should keep in mind that the Fund is not designed to produce a consistent level of income.

Nations International Equity Fund: The Fund intends to diversify investments broadly among countries and to normally invest in securities representing at least three different countries. The Fund may invest in companies in the Far East and Western Europe as well as Australia, Canada, and other areas (including developing countries). Under unusual circumstances, however, the Fund may invest substantially all of its assets in companies in one or two countries.


In seeking to achieve its objective, the Fund will invest at least 65% of its assets in common stocks of established non-United States companies that the Adviser believes have potential for growth of capital. The Fund may invest up to 35% of its assets in any other type of security including: convertible securities; preferred stocks; bonds, notes and other debt securities (including Eurodollar securities); and obligations of domestic or foreign governments and their political subdivisions.


The Fund also may invest in American Depository Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depository Receipts ("EDRs"),

American Depository Shares ("ADSs"), bonds, notes, other debt securities of foreign issuers, securities of foreign investment funds or trusts and real estate investment trust securities. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or U.S. dollar-denominated instruments.

Nations International Growth Fund: In pursuing its investment objective, under normal market conditions, the Fund will invest at least 65% of its total assets in foreign equity securities listed on major exchanges, consisting of common stocks, preferred stocks and convertible securities, such as warrants, rights and convertible debt. The Fund may purchase the stock of small-, mid- and large-capitalization companies.


The Fund may invest up to 35% of its total assets in securities of issuers domiciled in developing countries. These countries are generally located in Eastern Europe, the Asia-Pacific region, Latin and South America, Africa and, subject to approval by the Board of Directors, the former Soviet Union and the Middle East. Debt securities, if any, purchased by the Fund will be rated in the top two categories by a nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. For temporary defensive purposes, the Fund may invest up to 100% of its assets in debt and equity securities of U.S. issuers. Debt securities in which the Fund may invest include short-term and intermediate-term obligations of corporations, foreign governments and international organizations (such as the World Bank), and money market instruments.


The Fund may invest in common stocks (including securities convertible into common stocks) of foreign issuers and rights to purchase common stock, options and futures contracts on securities, securities indexes and foreign currencies, securities lending, forward foreign exchange contracts and repurchase agreements. The Fund may also invest in ADRs, GDRs, EDRs and ADSs. For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments .

Nations International Value Fund: The Fund will pursue its investment objective under normal market conditions, by investing its assets in the securities of issuers located in at least three different foreign countries. Although the Fund may earn income from dividends, interest and other sources, income will be incidental to the Fund's investment objective. The Fund emphasizes investments in established companies, although it may invest in companies of various sizes as measured by assets, sales and capitalization.


The Fund intends to invest at least 65% of its total assets in equity securities of non-United States issuers whose market capitalizations exceed $1 billion at the time of purchase. These securities may include common stocks, preferred stocks, securities convertible into common stocks, shares of closed-end investment companies, ADRs, EDRs, and/or GDRs. Although the Fund intends to invest primarily in equity securities listed on stock exchanges, the Fund may also invest in equity securities traded in over the counter markets and in private placements. The Fund is not subject to any specific geographic diversification requirements. Countries in which the Fund may invest include, but are not limited to, the nations of Western Europe, North and South America, Australia, Africa, and Asia.


The Adviser's approach in selecting investments for the Fund is oriented to individual stock selection and is value driven as described below. Typically, no more than 5% of total Fund assets will be invested in any one equity security at the time of purchase. With respect to Fund investments in any particular country or industry, the Fund may typically invest up to the greater of either (a) 20% of its total assets in any particular country or industry at the time of purchase or (b) 150% of the weighting of such country or industry as represented in the Morgan Stanley Capital International ("MSCI") EAFE Index at the time of purchase, but in no event may the Fund invest more than 25% of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities). Generally, no more than 20% of the value of the Fund's total assets, measured at the time of purchase, may be invested in securities of companies located in emerging or developing countries. As used in this Prospectus, the term "emerging" or "developing" country applies to any country which is generally considered to be an emerging or developing country by the international financial community, which includes the World Bank and the International Finance Corporation. There are currently over 130 countries which are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. Emerging markets securities pose greater liquidity and other risks than securities of companies located in developed countries and traded in more established markets.

The Adviser to the Fund is committed to the use of the Graham and Dodd-style value investing approach as introduced in the classic book SECURITY ANALYSIS. Using this philosophy, the Adviser views stocks as small pieces of businesses which are for sale. It seeks to purchase a diversified group of these businesses at prices its research indicates are below their true long-term, or intrinsic, value. By purchasing stocks whose current prices are believed to be below their intrinsic values, the Adviser seeks to secure not only a possible margin of safety against price declines, but also an attractive opportunity for profit over the business cycle.


In analyzing a company's long-term value, the Adviser uses sources of information such as company reports, filings with the SEC, computer databases, industry publications, general and business publications, brokerage firm research reports, and interviews with company management. Its focus is on fundamental characteristics of a company, including, but not limited to, book value, cash flow and capital structure, as well as management's record and broad industry issues. Once the intrinsic value of a company is estimated, this value is compared to the current price of the stock. If the price is appreciably lower than the indicated intrinsic value, the stock may be purchased.


During temporary defensive periods in response to unusual and adverse conditions affecting the equity markets, the Fund's assets may be invested without limitation in short-term debt instruments and in securities of United States issuers. In addition, when the Fund experiences large cash inflows from the issuance of new shares or the sale of portfolio securities, and desirable equity securities that are consistent with the Fund's investment objective are unavailable in sufficient quantities, the Fund may hold more than 35% of its assets in short-term debt instruments for a limited time pending availability of suitable equity securities. During normal market conditions, no more than 35% of the Fund's total assets will be invested in short-term debt instruments.


Subject to applicable securities regulations, the Fund may, for the purpose of hedging its portfolio, purchase and write covered call options on specific portfolio securities and may purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. See "Appendix A" for additional information concerning the investment practices of the Fund.

Nations Emerging Markets Fund: In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in equity securities of companies in emerging markets.

The Fund considers countries with emerging markets to include the following:
(i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the World Bank; and (iii) countries listed in World Bank publications as developing. The Adviser seeks to identify and invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The Adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Ecuador, Greece, Hong Kong, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Portugal, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey.

A company will be considered in a country, market or region if it conducts its principal business activities in the country, market or region. A company will be considered to conduct its principal business activities in a country, market or region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such country, market or region or has at least 50% of its assets situated in such country, market or region.


Equity securities of emerging market issuers may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. The Fund may invest in ADRs, GDRs, EDRs, and ADSs of such issuers.


The Fund also may invest in other types of instruments, including debt obligations. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.


The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the International Funds," below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.


For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.


Nations Pacific Growth Fund: The Fund seeks to achieve its objective by investing primarily in securities of issuers in the regions known as the Pacific Basin and the Far East. An issuer will be considered in a region if it conducts its principal business activities in the region. An issuer will be considered to conduct its principal business activities in a region if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in such region or has at least 50% of its assets situated in such region. The Pacific Basin and Far East include Australia, Hong Kong, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, the People's Republic of China, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand and may include other markets that develop in the region. The Fund will not invest in securities of issuers in Japan.


The Fund will focus on equity securities, but may also invest in debt obligations. Such equity securities may include common stocks, preferred stocks (including convertible preferred stocks) and warrants; bonds, notes and debentures convertible into common or preferred stock; equity interests in foreign investment funds or trusts and real estate investment trust securities. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by Moody's or S&P or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. Obligations with the lowest investment grade rating (E.G., rated "Baa" by Moody's or "BBB" by S&P) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations.


In seeking to achieve its objective, the Fund will invest under normal market conditions at least 65% of its total assets in securities of issuers that conduct their principal business activities in countries of the Pacific Basin and Far East, except for Japan. Although the Fund may not invest in securities issued by companies that conduct their principal business activities in Japan, the Fund may invest in securities that are listed on a Japanese exchange.

The Fund is a diversified fund that intends, under normal market conditions, to invest in at least three different countries, although it may, from time to time, invest all of its assets in a single country. If the Fund invests all or a significant portion of its assets at any time in a single country, events occurring in such country are more likely to affect the Fund's investments. For additional information concerning risk, see "Special Risk Considerations Relevant to an Investment in the International Funds" below. When allocating investments among individual countries, the Adviser will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.

The Fund may invest in ADRs, GDRs, EDRs and ADSs.

For defensive purposes, the Fund may temporarily invest substantially all of its assets in U.S. financial markets or in U.S. dollar-denominated instruments.



Balanced Fund:

Nations Balanced Assets Fund: In pursuing the Fund's objective, the Adviser will allocate the Fund's assets based upon its judgment of the relative valuation and the expected returns of the three major asset classes in which the Fund invests: common stocks, fixed income securities and cash equivalents. In assessing relative value and expected returns, the Adviser will evaluate current economic and financial market conditions (both domestically and internationally), current interest rate trends, earnings and dividend prospects for common stocks, and overall financial market stability. These asset classes are actively managed in an effort to maximize total return. In general, the Adviser believes that common stocks offer the best opportunity for long-term capital appreciation.

The Fund invests in common and preferred stocks of U.S. corporations and of foreign issuers, as well as securities convertible into common stocks, and other types of securities having common stock characteristics (such as rights and warrants to purchase equity securities) that meet the Adviser's stringent criteria. Fundamental research and valuation analysis are emphasized in the stock selection process. Stock holdings are typically those of seasoned, financially strong companies with favorable industry positioning.


Under normal circumstances, at least 25% of the total value of the Fund's assets will be invested in fixed income securities. The Fund may invest in government, corporate and municipal debt securities, as well as mortgage-backed and asset-backed securities. Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. Debt obligations acquired by the Fund will be rated investment grade at the time of purchase by S&P, Moody's, Duff & Phelps Credit Rating Co. ("D&P"), Fitch IBCA ("Fitch"), or Thomson BankWatch, Inc. ("BankWatch") or, if unrated, determined by the Adviser to be comparable in quality to instruments so rated. S&P, Moody's, D&P, Fitch and BankWatch are nationally recognized statistical rating organizations (collectively "NRSROs"). Obligations with the lowest investment grade rating (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. See "Appendix B" for a description of these ratings designations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Unrated obligations may be acquired by the Fund if they are determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired.


Although the Fund invests primarily in securities of U.S. issuers, the Fund may invest up to 25% of its total assets in foreign securities.


The Fund may invest in various money market instruments and repurchase agreements. The Fund may invest without limitation in such instruments pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if market conditions warrant.

General: Each Fund may invest in certain specified derivative securities, including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures approved by the Commodity Futures Trading Commission (the "CFTC") and options thereon for market exposure risk management. Each Fund may lend its portfolio securities to qualified institutional investors and may invest in repurchase agreements, restricted, private placement and other illiquid securities. Nations Balanced Assets Fund also may engage in reverse repurchase agreements and dollar roll transactions. Each Equity Fund also may invest in real estate investment trust securities. In addition, each Equity Fund may invest in securities issued by other investment companies, consistent with the Fund's investment objective and policies. Nations International Equity Fund, Nations International Growth Fund, Nations Emerging Markets Fund and Nations Pacific Growth Fund (collectively the "International Funds") may invest in forward foreign exchange contracts.

Nations Value Fund, Nations Equity Income Fund, Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Small Company Growth Fund and Nations Disciplined Equity Fund are managed with careful consideration to the overall tax implications of portfolio activity.

The Adviser considers employing various techniques to minimize the distribution of capital gains to shareholders. These techniques, which the Adviser uses when consistent with each Fund's overall objectives and policies, may include:

o MANAGING PORTFOLIO TURNOVER. By appropriately limiting the number of buy and sell transactions, each Fund attempts to effectively manage its distribution of capital gains.

o SELLING SHARE LOTS THAT GENERATE THE LOWEST TAX BURDEN TO THE SHAREHOLDER. After the decision is made to sell a specific security, each Fund will endeavor to sell the shares that create the lowest potential tax burden to shareholders, as a general matter.

o OFFSETTING CAPITAL GAINS WITH CAPITAL LOSSES. Each Fund may, when prudent, sell securities in order to realize capital losses. Capital losses can be used to offset capital gains thus reducing capital gains distributions.

While each Fund seeks to minimize the distribution of capital gains, consistent with its investment objectives, there can be no assurance that all taxable distributions to shareholders can be avoided. In addition, the ability to utilize these tax management techniques may be reduced or eliminated by future legislation, regulation, administrative interpretations or court decisions.

Portfolio Turnover: Generally, the Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If a Fund's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences to the Fund and its shareholders. For the Funds' portfolio turnover rates, see "Financial Highlights."

Risk Considerations: Investments by a Fund in common stocks and other equity securities are subject to stock market risk. The value of the stocks that a Fund holds, like the broader stock market, may decline over short or even extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock markets, as measured by the S&P 500 Index and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue.

The value of a Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.

Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circum-stances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with a Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A."

Certain of the Funds may invest in securities of smaller and newer issuers. Investments in such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but also present greater risks than investments in more established companies with longer operating histories and greater financial capacity.


Special Risk Considerations Relevant to an Investment in Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund: Nations Marsico Focused Equities Fund, as a non-diversified fund, may invest in fewer issuers than a diversified fund, such as Nations Marsico Growth & Income Fund. Therefore, appreciation or depreciation of an investment in a single issuer could have a greater impact on the Fund's net asset value. Nations Marsico Focused Equities Fund reserves the right to become a diversified fund by limiting the investments in which more than 5% of its total assets are invested. The techniques employed by the Adviser in managing this Fund generally result in a portfolio of fewer holdings than that of other equity mutual funds. As a result, the net asset value of a share in the Fund tends to fluctuate more greatly than would otherwise be the case with an equity fund that invested more broadly. In other words, an investment in the Fund represents both greater risks and potential rewards than may be the case with an equity fund whose portfolio is more diversified.

Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund (together, the "Marsico Funds") may also invest up to 25% of their assets in mortgage- and asset-backed securities, up to 10% of their assets in zero coupon, pay-in-kind and step coupon securities, and may invest without limit in indexed/structured securities. The Marsico Funds will invest no more than 35% of their assets in high-yield/high-risk securities. The Marsico Funds may also purchase high-grade commercial paper, certificates of deposit, and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Marsico Funds may also invest in short-term debt securities as a means of receiving a return on idle cash. See "Appendix B" for a description of ratings.



When the Adviser believes that market conditions are not favorable for profitable investing or when the Adviser is otherwise unable to locate favorable investment opportunities, the Marsico Funds may hold cash or cash equivalents and invest without limit in U.S. Government Obligations and short-term debt securities or money market instruments if the Adviser determines that a temporary defensive position is advisable or to meet anticipated redemption requests. In other words, the Marsico Funds do not always stay fully invested in stocks and bonds. Cash or similar investments are a residual -- they represent the assets that remain after the Adviser has committed available assets to desirable investment opportunities. When a Fund's cash position increases, it may not participate in stock market advances or declines to the extent that it would if it remained more fully invested in common stocks.



The Marsico Funds may invest up to 25% of their assets in foreign equity and debt securities. The Funds may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. Foreign securities are generally selected on a company-by-company basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. The Marsico Funds may use options, futures, forward currency contracts and other types of derivatives for hedging purposes. The Funds may purchase securities on a when-issued, delayed delivery or forward commitment basis.


Special Risks Considerations Relevant to an investment in the International
Funds: Investors should understand and consider carefully the special risks involved in foreign investing. Such risks include, but are not limited to: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates, which can significantly affect a Fund's share price; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; (7) possible impositions of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States.

The expenses to individual investors of investing directly in foreign securities are very high relative to similar costs for investing in U.S. securities. While the International Funds offer a more efficient way for individual investors to participate in foreign markets, their expenses, including custodial fees, are also typically higher than those of domestic equity mutual funds.

Certain of the risks associated with investments by the International Funds in foreign securities are heightened with respect to investment in developing countries and emerging market countries. Political and economic structures in many emerging markets countries may be undergoing significant evolution and rapid development, and may lack the social, political and economic stability characteristic of more developed countries. Investing in emerging markets securities also involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of substantially high inflation or rapid fluctuation in inflation rates which can have negative effects on a country's economy or securities markets.


In addition to the general risk inherent in foreign investing, investors should understand and consider carefully the special risks involved in investing in Eastern Europe, the Pacific Basin and the Far East. Economic and political reforms in Eastern Europe are still in their infancy. As a result, investing in such countries could be deemed to be highly speculative and could result in losses to the Fund and, thus, to its shareholders. Countries in the Pacific Basin and Far East are in various stages of economic development, ranging from emerging markets to mature economies, but each has unique risks. Most countries in this region are heavily dependent on international trade, and are also sensitive to world commodity prices. Some countries that have experienced rapid growth may still have obsolete financial systems, economic problems or archaic legal systems. In addition, many of these nations are experiencing political and social uncertainties. See "Appendix A" for additional discussion of the risks associated with an investment in the International Funds.

Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the Funds' operations. The Funds' principal service providers have advised the Funds that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the Funds invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, a Fund's return could be adversely affected.

Investment Limitations: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fun-damental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.


Each Fund (except Nations International Value Fund) may not:


1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and tax-exempt securities issued by state or municipal governments and their political subdivisions are not considered members of any industry.)


2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.


3. Except for Nations Marsico Focused Equities Fund, purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.


Nations Marsico Focused Equities Fund may not:


Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 25% of the value of a Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.

Nations International Growth Fund may not:


1. Borrow money except as a temporary measure and then only in amounts not exceeding 5% of the value of the Fund's total assets or from banks or in connection with reverse repurchase agreements provided that immediately after such borrowing, all borrowings of the Fund do not exceed one-third of the Fund's total assets and no purchases of portfolio instruments will be made while the Fund has borrowings outstanding in an amount exceeding 5% of its total assets.


Nations Small Company Growth Fund may not:


1. Borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements and mortgage rolls; provided that the Fund will maintain asset coverage of 300% for all borrowings.


Nations International Value Fund may not:


1. Invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry (with certain exceptions).


2. Purchase securities of any one issuer (with certain exceptions, including U.S. Government securities) if more than 5% of the Fund's total assets will be invested in the securities of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% limitation. The Fund may not purchase more than 10% of the outstanding voting securities of any issuer subject, however, to the foregoing 25% exception.


3. Borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any investments.


If a percentage limitation has been met at the time an investment is made, a subsequent change in that percentage that is the result of a change in value of a Fund's portfolio securities does not mean that the limitation has been violated.

The investment objective and policies of each Fund, unless otherwise specified, are non-fundamental and may be changed without shareholder approval. Shareholders of Nations Small Company Growth Fund, however, must receive at least 30 days' prior written notice in the event an investment objective is changed. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their current positions and needs.


How Performance Is Shown


From time to time, the Funds may advertise the "total return" and "yield" on a class of shares. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return on a class of shares over one-, five-, and ten-year periods or the life of a Fund (as stated in a Fund's advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment (reflecting the deduction of any applicable contingent deferred sales charge ("CDSC")), assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period, again assuming the reinvestment of all dividend and capital gain distributions. Total return may also be presented for other periods or may not reflect a deduction of any applicable CDSC.


"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period. The yield on a class of shares does not reflect deduction of any applicable CDSC.


Brandes Composite Performance: Set forth below is certain performance data relating to the composite of certain international equity accounts of clients of Brandes and the Brandes Institutional International Equity Fund, an open-end management investment company (the "Brandes Composite"); and the Morgan Stanley Capital International European, Australasian and Far Eastern Index (the "MSCI EAFE Index"). The performance data for the Brandes Composite is deemed relevant because the accounts and mutual fund in the Brandes Composite have investment objectives and policies that are substantially similar to those of Nations International Value Fund, and are managed by Brandes using substantially similar, but not identical, investment strategies, policies and techniques as those used in managing Nations International Value Fund. The data below regarding the Brandes Composite and the MSCI EAFE Index should not be considered as an indication of future performance of Nations International Value Fund or of Brandes. The accounts that are included in the Brandes Composite are not subject to the same types of expenses to which Nations International Value Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on Nations International Value Fund by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Brandes Composite could have been adversely affected if the accounts included in the Brandes Composite had been regulated as investment companies or subject to the Fund's expenses. In addition, the results presented below for the Brandes Composite may not necessarily equate with the return experienced by any particular account of Brandes.


Average Annual Total Return for the Periods Indicated through March 31, 1998



                   One       Three        Five       Since
                  Year        Year        Year     Inception
Brandes
  Composite*     32.81%      23.15%      18.85%      18.56%
MSCI EAFE
  Index**        18.61%      10.57%      11.93%       6.98%

Annual Total Returns



                       MSCI
           Brandes     EAFE
Year     Composite*    Index**
1997      20.00%        1.78%
1996      16.34%        6.05%
1995      13.75%       11.21%
1994      -2.98%        7.78%
1993      40.86%       32.56%
1992       6.28%       -12.17%
1991      40.17%       12.13%

* The returns above were calculated on a time- and asset-weighted total return basis, assuming reinvestment of all dividends, interest and income, realized and unrealized gains or losses and are net of all applicable expenses, including investment advisory fees, brokerage commission and execution costs, custodial fees and any applicable foreign withholding taxes, without provision for any federal or state income taxes. The Brandes Composite results include all actual, fee-paying and non-fee-paying, fully discretionary accounts under management by Brandes for at least one month beginning July 1, 1990, having substantially the same investment objectives, policies, techniques and restrictions, other than client accounts denominated in currencies other than U.S. dollars. The Brandes Composite results also include performance data relating to the Brandes Institutional International Equity Fund since its inception on January 2, 1997.

** The MSCI EAFE Index is an unmanaged index consisting of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing.


Marsico Prior Performance: Mr. Thomas Marsico is responsible for the investment program of the Marsico Funds. Prior to forming Marsico Capital, Mr. Marsico served as Portfolio Manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997, and served in the same capacity for the Janus Growth and Income Fund from May 31, 1991 (inception) through August 11, 1997. The average annual returns for the Janus Twenty Fund and the Janus Growth and Income Fund ("Janus Funds") from the date on which Mr. Marsico began serving as Portfolio Manager of each Janus Fund through August 7, 1997 were 22.38% and 21.19%, respectively. On August 11, 1997, the date on which Mr. Marsico ceased serving as the Portfolio Manager to both the Janus Twenty Fund and the Janus Growth and Income Fund, the Janus Twenty Fund had approximately $6 billion in net assets, and the Janus Growth and Income Fund had approximately $1.7 billion in net assets. As Executive Vice President and Portfolio Manager of the Janus Twenty Fund and the Janus Growth and Income Fund, Mr. Marsico had full discretionary authority over the selection of investments for those funds. Average annual returns for the one-year, three-year and five-year periods ended August 7, 1997, and for the period during which Mr. Marsico managed those funds compared with the performance of the S&P 500 Index were:

                       Janus         Janus
                      Twenty       Growth and          S&P 500
                     Fund (a)   Income Fund (a)       Index (b)
One Year (8/8/96-
         8/7/97)       48.21%     47.77%            46.41%
Three Years
(8/11/94-8/7/97)       32.07%     31.13%            30.63%
Five Years
(8/13/92-8/7/97)       20.02%     21.16%            20.98%
                                                    Janus Twenty:
During Period of                                    18.20%(c)
Management by                                       Janus Growth
Mr. Marsico                                         and Income:
(through 8/7/97)       22.38%     21.19%            18.59%(d)

(a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

(b) The S&P 500 Index is adjusted to reflect reinvestment of dividends.

(c) This figure represents the average annual return of the S&P 500 Index during the period that Mr. Marsico managed the Janus Twenty Fund through August 7, 1997.

(d) This figure represents the average annual return of the S&P 500 Index during the period that Mr. Marsico managed the Janus Growth and Income Fund through August 7, 1997.



The Janus Twenty Fund has substantially similar investment policies, strategies, and objectives as those of Nations Marsico Focused Equities Fund, while the investment policies, strategies, and objectives of the Janus Growth and Income Fund are substantially similar to those of Nations Marsico Growth & Income Fund. Historical performance is not indicative of future performance. For a majority of the periods shown above, the expenses of the Janus Twenty Fund and the Janus Growth and Income Fund were lower than the anticipated expenses of Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund, respectively. Higher expenses, of course, would have resulted in lower performance. The Janus Twenty Fund and the Janus Growth and Income Fund are separate funds and their historical performance is not indicative of the potential performance of Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund, respectively. The Janus Twenty Fund and the Janus Growth and Income Fund were the only investment vehicles that Mr. Marsico managed during the period he was employed at Janus Capital Corporation that have substantially similar objectives, policies, and strategies as those of the Funds. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolios and the Fund's operating expenses. Investment performance also often reflects the risks associated with such Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by a selling agent and/or servicing agent directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield.



In addition to Investor C Shares, the Funds generally offer Primary A, Primary B, Investor A and Investor B Shares. Certain Funds, however, do not offer shares in every class. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Performance quotations will be computed separately for each class of a Fund's shares. Any quotation of total return or yield not reflecting CDSCs would be reduced if such sales charges were reflected. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's Agent (as defined below) or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.



How The Funds Are Managed

The business and affairs of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios are managed under the direction of their Board of Trustees and Boards of Directors, respectively. Nations Funds' SAI contains the names of and general background information concerning each Director/ Trustee of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios.


As described below, each Fund is advised by NBAI which is responsible for the overall management and supervision of the investment management of each Fund. Each Fund also is sub-advised by a separate investment sub-adviser, which as a general matter is responsible for the day-to-day investment decisions for the respective Fund.


Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

NationsBank Corporation, the parent company of NationsBank, has signed an agreement to merge with BankAmerica Corporation. The proposed merger is subject to certain regulatory approvals and must be approved by shareholders of both holding companies. The merger is expected to close in the second half of 1998. NationsBank and NBAI have advised the Funds that the merger will not reduce the level or quality of advisory and other services provided to the Funds.

Investment Adviser: NationsBanc Advisors, Inc., serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to all of the Funds except for those Funds listed below, for which Gartmore, Brandes or Marsico Capital serve as investment sub-adviser. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.


Gartmore Global Partners, with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to Nations International Equity Fund, Nations Emerging Markets Fund, Nations Pacific Growth Fund and Nations International Growth Fund pursuant to investment sub-advisory agreements. Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly owned subsidiary of NationsBank, and Gartmore U.S. Limited an indirect, wholly owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"), a UK company which is the holding company for a leading UK-based international fund management group of companies. National Westminster Bank plc and affiliated entities (collectively, "NatWest") own 100% of the equity of Gartmore plc.


Brandes Investment Partners, L.P., with principal offices at 12750 High Bluff Drive, San Diego, California 92130, serves as investment sub-adviser to Nations International Value Fund pursuant to an investment sub-advisory agreement.


Marsico Capital Management, LLC, located at 1200 17th Street, Suite 1300, Denver, Colorado 80202, serves as the investment sub-adviser to the Marsico Funds pursuant to an investment sub-advisory agreement. NationsBank has an option to purchase up to 50% of Marsico Capital.


Subject to the general supervision of Nations Fund Trust's Board of Trustees and Nations Fund, Inc.'s and Nations Portfolios' Boards of Directors, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in the Funds, if the Adviser believes that the quality of the transactions and the commissions are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.


For the services provided and expenses assumed pursuant to various investment advisory agreements, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .75% of the average daily net assets of each of Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund, Nations Value Fund and Nations Balanced Assets Fund; 1.00% of the average daily net assets of Nations Small Company Growth Fund;
 .75% of the first $100 million of the Nations Equity Income Fund's average daily net assets, plus .70% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus .60% of the Fund's average daily net assets in excess of $250 million; .85% of the average daily net assets of Nations Marsico Focused Equities Fund; .85% of the average daily net assets of Nations Marsico Growth & Income Fund; .90% of each of Nations International Equity Fund's, Nations International Growth Fund's and Nations Pacific Growth Fund's average daily net assets; and 1.10% of Nations Emerging Markets Fund's average daily net assets and 1.00% of Nations International Value Fund's average daily net assets.


For the services provided pursuant to investment sub-advisory agreements, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of: .25% of Nations Value Fund's, Nations Balanced Assets Fund's, Nations Capital Growth Fund's, Nations Emerging Growth Fund's, Nations Small Company Growth Fund's and Nations Disciplined Equity Fund's average daily net assets; and .20% of Nations Equity Income Fund's average daily net assets

For services provided pursuant to an investment sub-advisory agreement, NBAI will pay Gartmore sub-advisory fees, computed daily and paid monthly, at the annual rate of .70% of Nations International Equity Fund's , Nations Pacific Growth Fund's and Nations International Growth Fund's average daily net assets; and .85% of Nations Emerging Markets Fund's average daily net assets.


For services provided pursuant to investment sub-advisory agreements, NBAI will pay Brandes sub-advisory fees, computed daily and paid monthly, at the annual rate of .50% of Nations International Value Fund's average daily net assets.


For the services provided pursuant to an investment sub-advisory agreement, NBAI will pay Marsico Capital sub-advisory fees, computed daily and paid monthly, at the annual rate of .45% of the average of Nations Marsico Focused Equities Fund's daily net assets; .45% of Nations Marsico Growth & Income Fund's average daily net assets.


From time to time, NationsBank (and/or TradeStreet, Gartmore, Brandes or Marsico Capital) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees or expenses payable by a Fund.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Value Fund -- .75%, Nations Capital Growth Fund -- .75%, Nations Emerging Growth Fund -- .75%, Nations Disciplined Equity Fund -- .75% and Nations Balanced Assets Fund -- .75%.


For the fiscal period from December 31, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Marsico Focused Equities Fund -- .85% and Nations Marsico Growth & Income Fund -- .00%.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund, Inc. paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Equity Income Fund -- .64%, Nations International Equity Fund -- .90%, Nations Small Company Growth Fund -- .70% and Nations International Growth Fund -- .87%.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Portfolios paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Fund's average daily net assets:
Nations Emerging Markets Fund -- 1.10% and Nations Pacific Growth Fund -- .90%.



For the fiscal period from December 1, 1997 to May 15, 1998, after waivers, the Emerald Funds paid Barnett Capital Advisors, Inc. ("Barnett"), under a previous investment advisory agreement, advisory fees of .90 % of the Nations International Value Fund's average daily net assets (formerly called the Emerald International Equity Fund).


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, NBAI paid Gartmore under the investment sub-advisory agreements, sub-advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Emerging Markets Fund -- .85%, Nations Pacific Growth Fund -- .70%, and Nations International Equity Fund -- .70%.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, NBAI paid TradeStreet under the investment sub-advisory agreements, sub-advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Value Fund -- .25%, Nations Capital Growth Fund -- .25%, Nations Emerging Growth Fund -- .25%, Nations Disciplined Equity Fund -- .25%, Nations Balanced Assets Fund -- .25% and Nations Equity Income Fund -- .20%.


For the fiscal period from December 31, 1997 to March 31, 1998, after waivers, NBAI paid Marsico Capital under the sub-advisory agreement, sub-advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Marsico Focused Equities Fund -- .45% and Nations Marsico Growth & Income Fund -- .45%.


For the fiscal period from December 1, 1997 to May 15, 1998, after waivers, Barnett paid Brandes, under a previous investment sub-advisory agree-ment, sub-advisory fees of .50% of the Nations International Value Fund.


The Structured Products Management Team of TradeStreet is responsible for the day-to-day management of Nations Disciplined Equity Fund.


The Value Management Team of TradeStreet is responsible for the day-to-day management of Nations Value Fund, Nations Balanced Assets Fund and Nations Equity Income Fund.


The Core Growth Management Team of TradeStreet is responsible for the day-to-day management of Nations Capital Growth Fund.


The Strategic Growth Management Team of TradeStreet is responsible for the day-to-day management of Nations Emerging Growth Fund and Nations Small Company Growth Fund.


Philip Ehrmann is Co-Portfolio Manager of Nations International Equity Fund, responsible for the Fund's investments in developing countries (since June
1998). Mr. Ehrmann is also Principal Portfolio Manager of Nations Emerging Markets Fund (since 1995) and is Head of the Gartmore Emerging Markets Team. Prior to joining Gartmore in 1995, Mr. Ehrmann was the Director of Emerging Markets for Invesco in London. He began his career in 1981 as an institutional stockbroker with Rowe & Pitman Inc. and also spent a brief period with Prudential Bache Securities as an institutional salesman before joining Invesco in 1984. Mr. Ehrmann graduated from the London School of Economics with a degree in Economics, Industry and Trade.


Seok Teoh is Co-Portfolio Manager of Nations International Equity Fund, responsible for the Fund's investments in Asia (since June 1998). Ms. Teoh is also Principal Portfolio Manager of Nations Pacific Growth Fund (since that Fund's inception in June 1995). She has been with Gartmore since 1990 as the London based manager of its Far East Team. Previously, Ms. Teoh managed four equity funds for Rothschild Asset Management in Tokyo and in Singapore. She was also responsible for Singaporean and Malaysian equity sales at Overseas Union Bank Securities in Singapore. Ms. Teoh, who is native to Singapore, is fluent in Mandarin and Cantonese and received an Economics degree from the University of Durham.

Mark Fawcett is Co-Portfolio Manager of Nations International Equity Fund, responsible for the Fund's investments in Japan (since June 1998). He is also Senior Investment Manager for the Gartmore Japanese Equities Team. Mr. Fawcett joined Gartmore as an investment manager on the Japanese Equity Team in 1991 and has specific responsibility for large stock research. Before joining Gartmore in Tokyo he worked on the Far East desk of Provident Mutual, a major London-based Life Assurance company, managing funds invested in Japan. Mr. Fawcett graduated from Oxford University in 1986 with an honours degree in Mathematics and Philosophy.


Stephen Jones is Co-Portfolio Manager of Nations International Equity Fund, responsible for the Fund's investments in Europe (since June 1998). He is also the Head of Gartmore European Equities. Mr. Jones joined Gartmore as a senior investment manager in the European Equities Team in 1994 and was appointed Head of the European Equity Team in 1995. He began his career at the Prudential in 1984, spending a year as a business analyst before becoming the personal assistant to the Group Chief Executive. In 1987, he became a European equities investment manager focusing primarily on France, Belgium and Switzerland. Mr. Jones graduated from Manchester University in 1984 with an honours degree in Economics.


Stephen Watson is Co-Portfolio Manager for Nations International Equity Fund, responsible for allocating the Fund's assets among the various regions in which it invests, as well as determining the Fund's investments in regions not covered by the other Co-Portfolio Managers (since June 1998). Mr. Watson had been the sole Portfolio Manager of the Fund since February 1995. He joined Gartmore as a Global Fund Manager in 1993 and currently holds the position of Chief Investment Officer of Gartmore Global Partners and is a member of Gartmore's Global Policy Group. Previously, Mr. Watson was a director and global fund manager with James Capel Fund Managers, London, as well as Client Services Manager for international clients. From 1980 to 1987 he was with Capel-Cure Myers in their Portfolio Management Division. He began his career in 1976 when he joined the investment division at Samuel Motagu. Mr. Watson is a member of the Securities Institute.

Brian O'Neill is the Principal Senior Investment Manager of the Gartmore Global Portfolio Team and has been the Portfolio Manager of Nations International Growth Fund since July 1997. Mr. O'Neill joined Gartmore as a Senior Investment Manager on the Global Portfolio Team in 1981 with responsibility for a variety of specialized global funds, including resource funds. Mr. O'Neill began his career with Royal Insurance in 1970 as an investment analyst specializing in United Kingdom research. He then expanded his field of expertise to include management of global equities, and in 1978 he moved to Antony Gibbs & Sons where he was appointed as a fund manager, specializing in global equities. Mr. O'Neill graduated from Glasgow University in 1969 with an MA Honours degree in Political Economy.

Brandes' Investment Committee is responsible for the day-to-day management of Nations International Value Fund.


Thomas F. Marsico is the Chief Executive Officer of Marsico Capital and has been the Portfolio Manager of both Nations Marsico Focused Equities Fund and Nations Marsico Growth & Income Fund since each Fund's respective inception. Prior to forming Marsico Capital, Mr. Marsico was a portfolio manager with Janus Funds for 11 years and was responsible for the day-to-day management of Janus Twenty Fund and Janus Growth and Income Fund. Overall, Mr. Marsico had 18 years of experience as a securities analyst/portfolio manager before becoming the Portfolio Manager of the Marsico Funds.


Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the various investment advisory agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes, including the Glass-Steagall Act, and regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Other Service Providers: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Funds pursuant to administration agreements. Pursuant to the terms of the administration agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.


First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of Nations Funds pursuant to co-administration agreements. Under the co-administration agreements, First Data provides various administrative and accounting services to the Funds including performing the calculations necessary to determine the net asset value per share and dividends of each class of the Funds, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds.


For the services rendered pursuant to the administration and co-administration agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Value Fund -- .10%, Nations Capital Growth Fund -- .10%, Nations Emerging Growth Fund -- .10%, Nations Disciplined Equity Fund -- .10% and Nations Balanced Assets Fund --
 .10%.

For the fiscal period from December 31, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Marsico Focused Equities Fund -- .10% and Nations Marsico Growth & Income Fund -- .10%.

For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Equity Income Fund, Nations Small Company Growth Fund -- .10%, Nations International Value Fund --
 .10% and Nations International Growth Fund -- .10%.

For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Portfolios paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Emerging Markets Fund -- .10% and Nations Pacific Growth Fund -- .10%.

NBAI serves as sub-administrator for the Funds pursuant to a sub-administration agreement. Pursuant to the terms of the sub-administration agreement, NBAI assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NBAI shall be entitled to receive a monthly fee from Stephens based on an annual rate of
 .01% of the Funds' average daily net assets.

Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. Nations Funds has entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Investor Shares of the Funds. See "Shareholder Servicing And Distribution Plans."

The Bank of New York ("BONY" or the "Custodian"), located at 90 Washington Street, New York, New York 10286, provides custodial services for the assets of all Nations Funds, except the International Funds. In return for providing custodial services to the Nations Funds Family, BONY is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations Funds' non-money market funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations Funds' money market funds.

BONY, located at Avenue des Arts, 35 1040 Brussels, Belgium, provides custodial services for the assets of the International Funds.

First Data serves as transfer agent (the "Transfer Agent") for the Funds' Investor C Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.

PricewaterhouseCoopers LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.

Expenses: The accrued expenses of each Fund are deducted from accrued income before dividends are declared the Funds'. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; fees (including fees paid to Nations Funds' Directors, Trustees and officers); federal and state securities registration and qualification fees; brokerage fees and commissions; cost of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings, other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Investor C Shares may bear certain class specific expenses and also bear certain additional shareholder service and/or sales support costs. Any general expenses of Nations Fund Trust and/or Nations Fund, Inc. that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust and Nations Fund, Inc. or in such other manner as the relevant Board of Trustees or Board of Directors deems appropriate.

Organization And History

The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations Annuity Trust and Nations Life Goal Funds, Inc. The Nations Funds Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.

Nations Fund Trust: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Funds currently offer five classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares and Investor C Shares. Certain Funds, however, do not offer shares in every class. This Prospectus relates only to the Investor C Shares of the following Funds of Nations Funds Trust. Nations Capital Growth Fund, Nations Emerging Growth Fund, Nations Disciplined Equity Fund, Nations Value Fund, Nations Balanced Assets Fund, Nations Marsico Growth & Income Fund and Nations Marsico Focused Equities Fund . To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.


Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.


Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See the SAI for examples of when the Investment Company Act of 1940 (the "1940 Act") requires voting by fund.


As of August 1, 1998, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.

Nations Fund, Inc.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 460,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Investor C Shares of the following Funds of Nations Fund, Inc. of Nations Equity Income Fund, Nations Small Company Growth Fund and Nations International Value Fund. To obtain additional information regarding the Fund's other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.

Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.


Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Fund, Inc. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.


As of August 1, 1998, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.

Nations Portfolios: Nations Portfolios was incorporated in Maryland on January 23, 1995. Nations Portfolios' fiscal year end is March 31. As of the date of this Prospectus, the authorized capital stock of Nations Portfolios consists of 150,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Investor C Shares of the following Funds of Nations Portfolios: Nations Emerging Markets Fund and Nations Pacific Growth Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Selling Agent (as defined below) or Nations Funds at 1-800-321-7854.


Shares of a fund and class have equal rights with respect to voting, except that the holders of shares of a fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Portfolios, less (b) the liabilities of Nations Portfolios attributable to the respective fund or class allocated among the funds or classes based on the respective liquidation value of each fund or class.


Shareholders of Nations Portfolios do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Portfolios. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Portfolios. There are no preemptive rights applicable to any of Nations Portfolios' shares. Nations Portfolios' shares, when issued, will be fully paid and non-assessable.


As of August 1, 1998, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Portfolios and, therefore, could be considered to be a controlling person of Nations Portfolios for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI. It is anticipated that Nations Portfolios will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.


Because this Prospectus combines disclosure on three separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning another investment company. Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

About Your Investment

How To Buy Shares


This Prospectus offers one class of shares to the general public. Investor C Shares are sold without an initial sales charge and are subject to a CDSC upon certain redemptions. Contact your Agent or NationsFunds at 1-800-321-7854 for more information.


The Funds have established various procedures for purchasing Investor C Shares in order to accommodate different investors. Purchase orders for Investor C Shares may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Funds ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents").



The Funds reserve the right, in their discretion, to make Investor C Shares available to other categories of investors, including those who become eligible in connection with a merger or reorganization.


There is a minimum initial investment of $1,000, except that the minimum initial investment is:


o $500 for "IRA" investors;


o $250 for non-working spousal IRAs; and


o $100 for investors participating on a monthly basis in the Systematic Investment Plan described below.


There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs"), Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Account ("SAR-IRAs"), or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Funds reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.



Investor C Shares may be purchased at net asset value per share without the imposition of a sales charge, but are subject to a CDSC if redeemed within one year after purchase. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").



The Servicing Agents will provide various shareholder services for, and the Selling Agents will provide sales support assistance to, their respective customers ("Customers") who own Investor C Shares. Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents." From time to time the Agents, Stephens and Nations Funds may agree to voluntarily reduce the maximum fees payable for sales support or shareholder services.


Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Investor C Shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

Effective Time of Purchases: Purchase orders for Investor C Shares in the Funds which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day. In the event that the Exchange closes early, purchase orders received prior to closing will be priced as of the time the Exchange closes and purchase orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Purchase orders are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following the receipt of the order, as determined above. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.

The Agents are responsible for transmitting orders for purchases of Investor C Shares by their Customers, and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.

Systematic Investment Plan: Under the Funds' Systematic Investment Plan ("SIP"), a shareholder may automatically purchase Investor C Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent.

Telephone Transactions: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.


Investor C Shares -- Charges and Features



Investor C Contingent Deferred Sales Charge:
Subject to certain waivers, Investor C Shares of the Funds that are redeemed within one year of the date of purchase will be subject to a CDSC equal to 1.00% of the lesser of the net asset value or the purchase price of the shares being redeemed. No CDSC is imposed on increases in net asset value above the initial purchase price, including shares acquired by reinvestment of distributions.


Solely for purposes of determining the period of time that has elapsed from the purchase of any Investor C Shares, all purchases during a month will be aggregated and deemed to have been made on the last day of the month. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of shares held for the longest period of time or shares acquired pursuant to reinvestment of dividends or distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.


The CDSC will be waived on redemptions of Investor C Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder (including a registered joint owner),
(ii) in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA, or Custodial Account under Section 403(b)(7) of the Code, following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an IRA; and (d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to Section 72(t)(2) of the Code, (iii) payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks, (iv) effected pursuant to Nations Funds' right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor C shares held in the account is less than the minimum account size, (v) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Investor C Shares in the account, and (vi) in connection with the combination of Nations Funds with any other registered investment company by a merger, acquisition of assets or by any other transaction. In addition, the CDSC will be waived on Investor C Shares purchased before September 30, 1994 by current or retired employees of NationsBank and its affiliates or by current or former Trustees or Directors of Nations Funds or other management companies managed by NationsBank. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC.

Reinstatement Privilege: Within 120 days after a redemption of Investor C Shares of the Fund, a shareholder may reinvest any portion of the proceeds of such redemption in Investor C Shares of the Fund. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor C Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.

Automatic Withdrawal Plan: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Fund if the value of the Investor C Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor C Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis 12% of the net value of the Investor C Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor C Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by Nations Funds at any time.

How To Redeem Shares


Redemption orders should be transmitted by telephone or in writing through the same Agent that transmitted the original purchase order. Redemption orders for Investor C Shares of the Funds which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value next determined after acceptance of the order. In the event that the Exchange closes early, redemption orders received prior to the Exchange's closing will be priced as of the time the Exchange closes and redemption orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Redemption orders are effected at the net asset value per share next determined after receipt of the order by Stephens, the Transfer Agent or their respective agents, less any applicable CDSC. The Agents are responsible for transmitting redemption orders to Stephens, the Transfer Agent or their respective agents and for crediting their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Nations Funds. There is no redemption charge.


Redemption proceeds are normally wired to the redeeming Agent within three Business Days after receipt of the order by Stephens, the Transfer Agent or their respective agents. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately.


Nations Funds may redeem a shareholder's Investor C Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Funds also may redeem shares of the Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.



Prior to effecting a redemption of Investor C Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.



How To Exchange Shares


The exchange feature enables a shareholder of Investor C Shares of a Nations Funds non-money market fund to acquire shares of the same class that are offered by another non-money market fund of Nations Funds (other than an index fund) or Daily Shares of any Nations Funds money market fund when he or she believes that a shift between funds is an appropriate investment decision. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.

If a shareholder acquires Investor C Shares of a non-money market fund through an exchange, the CDSC applicable to that current fund will be applied to any redemption of the acquired shares. However, if a shareholder acquires Daily Shares of a money market fund through an exchange of Investor C Shares, the CDSC applicable to the exchanged Investor C Shares will be applied on any redemption of the acquired Daily Shares. Notwithstanding the foregoing, if a shareholder redeems shares acquired through an exchange, the shareholder will be subject to the highest CDSC applicable to any shares that were exchanged within the 30 days prior to the redemption.


The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

The Investor C Shares exchanged must have a current value of at least $1,000 (except for exchanges through the Automatic Exchange Feature, which is described below). Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. An investor may telephone an exchange request by calling his/her Agent which is responsible for transmitting such request to Stephens or to the Transfer Agent.



During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing the request directly to the Agent through which the original shares were purchased. An investor should consult his/her Agent or Stephens for further information regarding exchanges.

Automatic Exchange Feature: Under the Fund's Automatic Exchange Feature ("AEF") a shareholder may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one Nations Funds to another as allowed by the applicable exchange rules within the prospectus. Exchanges will occur on or about the 15th or 30th day of the applicable month. The shareholder must have an existing position in both Funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, an investor should contact his/her Selling Agent or Nations Funds.


Shareholder Servicing And Distribution Plans

Pursuant to Rule 12b-1 under the 1940 Act, the Trustees and Directors have approved a Distribution Plan with respect to Investor C Shares of the Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor C Shares. Payments under the Investor C Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees and Directors, provided that the annual rate may not exceed .75% of the average daily net asset value of the Funds' Investor C Shares.


The fees payable under the Distribution Plan are used (i) to compensate Selling Agents for providing sales support assistance relating to Investor C Shares,
(ii) to pay for promotional activities intended to result in the sale of Investor C Shares such as the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor C Shares. Currently, substantially all fees paid pursuant to the Distribution Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by Stephens to partially defray other expenses incurred by Stephens in distributing Investor C Shares. Fees received by Stephens pursuant to the Distribution Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of Stephens.


Nations Funds and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Distribution Plan described above and the terms of the Sales Support Agreement between Selling Agents and Stephens. See the SAI for more details on the Distribution Plan.


The Trustees and Directors also have approved a shareholder servicing plan ("Servicing Plan") for the Funds which permits the Funds to compensate Servicing Agents for services provided to their Customers that own Investor C Shares. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed .25% of the average daily net asset value of the Funds' Investor C Shares.


The fees payable under the Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor C Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor C Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from the Funds on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor C Shares; (v) arranging for bank wires; and (vi) providing general shareholder liaison services.


Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Servicing Plan.


Nations Funds understands that Agents may charge fees to their Customers who are the owners of Investor C Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Funds. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.


The Adviser may also pay out of its own asset, amounts to Stephens or other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.


In addition, Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Distribution Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the Funds during a specified period of time. Stephens may also, from time to time, pay additional consideration to Agents not to exceed .75% of the offering price per share on all sales of Investor C Shares as an expense of Stephens or for which Stephens may be reimbursed under the plan adopted pursuant to Rule 12b-1 or upon receipt of a CDSC. Any such additional consideration or incentive program may be terminated at any time by Stephens.



Stephens has also established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.


How The Funds Value Their Shares

The Funds calculate the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the Funds are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. In the event that the Exchange closes early, shares of the Funds will be priced as of the time the Exchange closes. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Directors or Trustees.


How Dividends And Distributions Are Made; Tax Information

Dividends and Distributions: Dividends from net investment income are declared and paid monthly by Nations Capital Growth Fund, Nations Disciplined Equity Fund, Nations Equity Income Fund, Nations Value Fund and Nations Small Company Growth Fund. Nations Balanced Assets Fund, Nations Emerging Growth Fund, Nations Marsico Growth & Income Fund, Nations Marsico Focused Equities Fund, Nations International Equity Fund, Nations Emerging Markets Fund and Nations Pacific Growth Fund distribute any net investment income each calendar quarter. Dividends from net investment income are declared and paid annually by Nations International Value Fund and Nations International Growth Fund. The Funds distribute any net realized capital gains (including net short-term capital gains) at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Funds with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.


Investor C Shares of the Funds are eligible to receive dividends when declared, provided, however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.


The net asset value of Investor C Shares will be reduced by the amount of any dividend or distribution. A dividend or distribution on newly purchased shares would therefore represent, in substance, a return of capital. However, such dividend or distribution would nevertheless be taxable. Certain Agents may provide for the reinvestment of dividends in the form of additional Investor C Shares of the same class in the same Fund. Dividends and distributions are paid in cash within five Busi-ness Days of the end of the month, quarter or year to which the payment relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor C Shares.


Tax Information: Each Fund intends to continue to qualify as a "regulated investment company" under the Code. Such qualification relieves the Fund of liability for Federal income tax on amounts distributed in accordance with the Code.


Each Fund intends to distribute substantially all of its net investment income each taxable year. Distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss generally are taxable as ordinary income to shareholders, whether such income is received in cash or reinvested in additional shares.

Corporate investors in the Funds may be entitled to the dividends-received deduction on a portion of such Funds' dividends to the extent that a Fund's income is derived from dividends received from domestic corporations.

Substantially all of the Funds' net realized long-term capital gains will be distributed at least annually. The Funds will generally have no tax liability with respect to such gains, and the distributions generally will be taxable to shareholders as net capital gain, regardless of how long the shareholders have held the Funds' shares and whether such distributions are received in cash or reinvested in additional shares. Noncorporate shareholders may be taxed on such distributions at preferential rates.

Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gain distributions paid during the prior year. Such dividends and capital gain distributions may be subject to state and local taxes.

Dividends and distributions declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Funds on December 31 of such year in the event such dividends and distributions are actually paid during January of the following year.

Federal law requires Nations Funds to withhold 31% from any distributions paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold tax on dividends paid to certain foreign shareholders.

The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to foreign, state and local taxes. Further tax information is contained in the SAI.


Financial Highlights

The following financial information has been derived from the audited financial statements of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios. PricewaterhouseCoopers LLP is the independent accountant to Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios. The reports of PricewaterhouseCoopers LLP for the most recent fiscal period of Nations Fund Trust, Nations Fund, Inc. and Nations Portfolios accompany the financial statements for such period and are incorporated by reference in the SAI, which is available upon request. For more information see "Organization And History." Shareholders of the Funds will receive unaudited semi-annual reports describing the Funds' invest-ment operations and annual financial statements audited by the Funds' independent accountant. Financial Highlights for Investor C Shares of Nations International Value Fund, Nations Marsico Growth & Income Fund and Nations Marsico Focused Equities Fund are not provided below because each Fund's share class had not yet commenced operations during the period indicated below.


FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Nations Value Fund

                               YEAR            YEAR           PERIOD       YEAR         YEAR       YEAR          PERIOD
                              ENDED            ENDED          ENDED        ENDED       ENDED       ENDED         ENDED
Investor C Shares           03/31/98#        03/31/97      03/31/96(a)   11/30/95    11/30/94    11/30/93      11/30/92*
Operating performance:
Net asset value,
 beginning of period        $ 17.75          $ 16.50         $ 16.09       $ 12.90    $ 13.64      $ 12.41     $ 11.63
Net investment income          0.04             0.17            0.04          0.13       0.12         0.13        0.07
Net realized and
 unrealized gain/(loss)
 on investments                5.95             2.68            1.05          3.88     ( 0.22)        1.32        0.78
Net increase/(decrease) in
 net asset value from
 operations                    5.99             2.85            1.09          4.01     ( 0.10)        1.45        0.85
Distributions:
Dividends from net
 investment income           ( 0.05)          ( 0.18)         ( 0.06)       ( 0.15)    ( 0.10)      ( 0.13)     ( 0.07)
Distributions from net
 realized capital gains      ( 3.94)          ( 1.42)         ( 0.62)       ( 0.67)    ( 0.54)      ( 0.09)        --
Total dividends and
 distributions               ( 3.99)          ( 1.60)         ( 0.68)       ( 0.82)    ( 0.64)      ( 0.22)     ( 0.07)
Net asset value, end of
 period                      $ 19.75          $ 17.75         $ 16.50       $ 16.09    $ 12.90      $ 13.64     $ 12.41
Total return++                37.55%           17.51%           6.99%        33.15%    ( 0.92)%      11.85%       7.33%+++
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                  $13,969          $6,519          $4,633        $4,185     $2,983       $2,997      $1,286
Ratio of operating
 expenses to average net
 assets                        1.78%(b)         1.47%(b)        1.58%+        1.94%      1.93%        1.96%       1.98%+
Ratio of net investment
 income to average net
 assets                        0.21%            1.01%           0.68%+        0.90%      0.85%        0.98%       1.22%+
Portfolio turnover rate         79%              47%             12%            63%       75%           64%        60%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements                1.78%(b)         1.47%(b)        1.58%+        1.94%      1.93%        1.97%       1.98%+

*   Nations Value Fund Investor C Shares commenced operations on June 17, 1992.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ Unaudited.

# Per share net investment income has been calculated using the monthly average share method.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Equity Income Fund



                                          YEAR            YEAR           PERIOD       YEAR        YEAR      PERIOD
                                          ENDED           ENDED          ENDED        ENDED      ENDED       ENDED
Investor C Shares                       03/31/98#        03/31/97      03/31/96(a)   05/31/95   05/31/94    05/31/93*
Operating performance:
Net asset value, beginning of period    $ 12.35          $ 13.19         $ 11.83       $ 11.47    $ 12.04    $ 11.13
Net investment income                     0.18             0.33            0.21          0.32       0.28       0.32
Net realized and unrealized gain on
 investments                              3.83             1.59            1.78          1.08       0.21       1.32
Net increase in net asset value from
 operations                               4.01             1.92            1.99          1.40       0.49       1.64
Distributions:
Dividends from net investment
 income                                 ( 0.19)          ( 0.35)         ( 0.26)       ( 0.31)    ( 0.25)    ( 0.28)
Distributions from net realized
 capital gains                          ( 2.16)          ( 2.41)         ( 0.37)       ( 0.73)    ( 0.81)    ( 0.45)
Total dividends and distributions       ( 2.35)          ( 2.76)         ( 0.63)       ( 1.04)    ( 1.06)    ( 0.73)
Net asset value, end of period          $ 14.01          $ 12.35         $ 13.19       $ 11.83    $ 11.47    $ 12.04
Total return++                           36.28%           15.01%          17.20%        13.49%      3.96%     15.31%
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)    $10,348          $5,007          $4,612        $4,278     $4,221     $4,377
Ratio of operating expenses to
 average net assets                       1.69%(b)         1.41%(b)        1.75%+        1.92%      1.94%      1.92%+
Ratio of net investment income to
 average net assets                       1.39%            2.59%           1.99%+        2.75%      2.41%      2.37%+
Portfolio turnover rate                    74%             102%             59%           158%       116%       55%
Ratio of operating expenses to
 average net assets without waivers
 and/or expense reimbursements            1.69%(b)         1.41%(b)        1.75%+        1.93%      1.95%      2.04%+

* Nations Equity Income Fund Investor C Shares commenced operations on June 17, 1992.

+   Annualized.

++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.

# Per share net investment income has been calculated using the monthly average share method.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Emerging Growth Fund



                                          YEAR            YEAR            PERIOD        YEAR        YEAR        PERIOD
                                         ENDED            ENDED           ENDED        ENDED       ENDED         ENDED
Investor C Shares                      03/31/98#        03/31/97#     03/31/96#(a)    11/30/95   11/30/94#     11/30/93*
Operating performance:
Net asset value, beginning of period    $ 12.31          $ 13.56         $ 13.87        $ 11.20     $ 10.78     $  9.89
Net investment income/(loss)            ( 0.18)          ( 0.10)         ( 0.03)        ( 0.08)     ( 0.14)     ( 0.09)
Net realized and unrealized
 gain/(loss) on investments               5.29             0.19            1.22           3.15        0.70        0.98
Net increase/(decrease) in net asset
 value from operations                    5.11             0.09            1.19           3.07        0.56        0.89
Distributions:
Distributions from net realized
 capital gains                          ( 1.79)          ( 1.34)         ( 1.50)        ( 0.40)     ( 0.14)        --
Total dividends and distributions       ( 1.79)          ( 1.34)         ( 1.50)        ( 0.40)     ( 0.14)        --
Net asset value, end of period          $ 15.63          $ 12.31         $ 13.56        $ 13.87     $ 11.20     $ 10.78
Total return++                           43.80%          ( 0.04)%          9.64%         28.67%       5.19%       9.00%
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)    $2,266           $1,437          $  936         $  805      $  542      $  469
Ratio of operating expenses to
 average net assets                       1.81%(b)         1.48%(b)        1.61%+         1.98%       2.01%       1.80%+
Ratio of operating expenses to
 average net assets including
 interest expense                         1.82%              N/A             N/A           N/A         N/A          N/A
Ratio of net investment income/(loss)
 to average net assets                  ( 1.25)%         ( 0.76)%        ( 0.68)%+      ( 0.92)%    ( 1.29)%    ( 1.15)%+
Portfolio turnover rate                    76%              93%             39%           139%        129%        159%
Ratio of operating expenses to
 average net assets without waivers
 and/or expense reimbursements            1.81%(b)         1.48%(b)        1.61%+         1.98%       2.01%       2.01%+

* Nations Emerging Growth Fund Investor C Shares commenced operations on December 18, 1992.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

# Per share net investment income has been calculated using the monthly average share method.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT THE PERIOD

Nations Small Company Growth Fund



                                                                                            PERIOD
                                                                                            ENDED
Investor C Shares                                                                         03/31/98*
Operating performance:
Net asset value at the beginning of the period                                             $ 15.18
Net investment income                                                                      ( 0.08)
Net realized and unrealized gain on investments                                              1.35
Net increase in net asset value from operations                                              1.27
Distributions:
Dividends from net investment income                                                          --
Distributions from net realized capital gains                                              ( 0.71)
Total dividends and distributions                                                          ( 0.71)
Net asset value, end of the period                                                         $ 15.74
Total return ++                                                                              8.75%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                       $3,122
Ratio of operating expenses to average net assets                                            1.95%+(a)
Ratio of operating expenses to average net assets including interest expense                 1.95%+
Ratio of net investment income/(loss) to average net assets                                ( 0.95)%+
Portfolio turnover rate                                                                       59%
Ratio of expenses to average net assets (assuming no waivers or expense reimbursements)      2.26%+(a)

* Nations Small Company Growth Investor C Shares commenced operations on September 22, 1997.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charge.

(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Disciplined Equity Fund



                                                                YEAR
                                                                ENDED
Investor C Shares                                             03/31/98#
Operating performance:
Net asset value, beginning of period                           $ 18.41
Net investment income/(loss)                                   ( 0.09)
Net realized and unrealized gain/(loss) on investments           7.83
Net increase/(decrease) in net asset value from operations       7.74
Distributions:
Dividends from net investment income                              --
Distributions from net realized capital gains                  ( 4.23)
Return of capital                                                 --
Total dividends and distributions                              ( 4.23)
Net asset value, end of period                                 $ 21.92
Total return++                                                  47.38%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $1,199
Ratio of operating expenses to average net assets                1.81%(c)(d)
Ratio of net investment income/(loss) to average net assets    ( 0.46)%
Portfolio turnover rate                                           79%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                           1.81%(c)(d)



                                                               YEAR            PERIOD          PERIOD
                                                               ENDED           ENDED           ENDED
Investor C Shares                                            03/31/97        03/31/96(a)      11/30/95*
Operating performance:
Net asset value, beginning of period                          $ 17.10          $ 16.97       $ 14.08
Net investment income/(loss)                                    0.04             0.01        ( 0.00)(b)
Net realized and unrealized gain/(loss) on investments          2.79             0.35          2.92
Net increase/(decrease) in net asset value from operations      2.83             0.36          2.92
Distributions:
Dividends from net investment income                          ( 0.01)             --         ( 0.03)
Distributions from net realized capital gains                 ( 1.51)          ( 0.23)          --
Return of capital                                                --               --            --
Total dividends and distributions                             ( 1.52)          ( 0.23)       ( 0.03)
Net asset value, end of period                                $ 18.41          $ 17.10       $ 16.97
Total return++                                                 16.45%            2.19%        20.78%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                          $  446           $  283        $  322
Ratio of operating expenses to average net assets               1.54%(c)         1.65%+        2.30%+
Ratio of net investment income/(loss) to average net assets     0.20%            0.19%+      ( 0.15)%+
Portfolio turnover rate                                         120%              47%          124%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                          1.54%            1.65%+        2.30%+

* Nations Disciplined Equity Fund Investor C Shares commenced operations on May 10, 1995.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

# Per share net investment income has been calculated using the monthly average share method.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(b) Amount represents less than $0.01 per share.

(c) The effect of interest expense on the operating expense ratio was less than 0.01%.

(d) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Capital Growth Fund



                              YEAR                 YEAR             PERIOD
                             ENDED                 ENDED            ENDED
Investor C Shares          03/31/98##            03/31/97##       03/31/96(a)
Operating performance:
Net asset value,
 beginning of period        $ 11.50               $ 13.26          $ 14.09
Net investment
 income/(loss)              ( 0.08)               ( 0.01)            0.00 (b)
Net realized and
 unrealized gain on
 investments                  5.18                  1.64             0.36
Net increase in net asset
 value from operations        5.10                  1.63             0.36
Distributions:
Dividends from net
 investment income             --                    --               --
Distributions from net
 realized capital gains     ( 3.68)               ( 3.39)          ( 1.19)
Total dividends and
 distributions              ( 3.68)               ( 3.39)          ( 1.19)
Net asset value, end of
 period                     $ 12.92               $ 11.50          $ 13.26
Total return++               53.02%                11.39%            2.86%
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                 $6,176                $5,752           $3,655
Ratio of operating
 expenses to average net
 assets                       1.78%(c)(d)           1.46%(d)         1.58%+
Ratio of net investment
 income/(loss) to average
 net assets                 ( 0.70)%              ( 0.11)%         ( 0.24)%+
Portfolio turnover rate       113%                   75%              25%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements               1.78%(c)              1.46%            1.58%+



                             YEAR          YEAR            YEAR             PERIOD
                             ENDED        ENDED            ENDED            ENDED
Investor C Shares          11/30/95     11/30/94         11/30/93         11/30/92*
Operating performance:
Net asset value,
 beginning of period       $ 11.14      $ 11.01          $ 10.67           $ 10.00
Net investment
 income/(loss)             ( 0.03)      ( 0.02)          ( 0.00)(b)        ( 0.00)(b)
Net realized and
 unrealized gain on
 investments                 3.24         0.15             0.38              0.67 #
Net increase in net asset
 value from operations       3.21         0.13             0.38              0.67
Distributions:
Dividends from net
 investment income            --           --            ( 0.03)               --
Distributions from net
 realized capital gains    ( 0.26)      ( 0.00)(b)       ( 0.01)               --
Total dividends and
 distributions             ( 0.26)      ( 0.00)(b)       ( 0.04)           ( 0.00)(b)
Net asset value, end of
 period                    $ 14.09      $ 11.14          $ 11.01           $ 10.67
Total return++              29.61%        1.22%            3.61%             6.70%+++
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                $3,322       $2,394           $2,919            $   406
Ratio of operating
 expenses to average net
 assets                      1.98%        1.90%            1.80%             1.30%+
Ratio of net investment
 income/(loss) to average
 net assets                ( 0.29)%     ( 0.15)%         ( 0.16)%            0.33%+
Portfolio turnover rate       80%          56%              81%                 7%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements              1.98%        1.91%            1.89%             2.05%+

* Nations Capital Growth Fund Investor C Shares commenced operations on October 2, 1992.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ Unaudited.

# The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.

## Per share net investment income has been calculated using the monthly average share method.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(b) Amount represents less than $0.01 per share.

(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT THE PERIOD

Nations Marsico Focused Equities Fund



                                                                                         PERIOD
                                                                                          ENDED
Investor C Shares                                                                       03/31/98*#
Operating performance:
Net asset value, beginning of period                                                     $ 10.00
Net investment income/(loss)                                                             ( 0.04)
Net realized and unrealized gains on investments                                           2.17
Net increase in net asset value from operations                                            2.13
Distributions:
Dividends from net investment income                                                       0.00
Distributions from net realized capital gains                                              0.00
Total dividends and distributions                                                          0.00
Net asset value, end of period                                                           $ 12.13
Total return++                                                                            21.30%
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)                                                        $  469
Ratio of operating expenses to average net assets                                          2.52%+(a)
Ratio of net investment loss to average net assets                                       ( 1.30)%+
Portfolio turnover rate                                                                     25%
Ratio of expenses to average net assets without waivers and/or expense reimbursements      2.52%+(a)

* Nations Marsico Focused Equities Fund Investor C Shares commenced operations on December 31, 1997.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charge.

# Per share net investment income has been calculated using the monthly average share method.

(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT THE PERIOD

Nations Marsico Growth & Income Fund



                                                                                         PERIOD
                                                                                         ENDED
Investor C Shares                                                                      03/31/98*#
Operating performance:
Net asset value, beginning of period                                                     $ 10.00
Income from investment operations:
Net investment income                                                                    ( 0.02)
Net realized and unrealized gain on investments                                            2.04
Net increase in net asset value from operations                                            2.02
Distributions:
Dividends from net investment income                                                       0.00
Distributions from net realized capital gains                                              0.00
Total dividends and distributions                                                          0.00
Net asset value, end of period                                                           $ 12.02
Total return++                                                                            20.20%
Ratios to average net assets/supplemental data:
Net assets, end of period (000's)                                                        $  518
Ratio of operating expenses to average net assets                                          2.09%+(a)
Ratio of net investment income/loss to average net assets                                  0.62%+
Portfolio turnover rate                                                                     22%
Ratio of expenses to average net assets without waivers and/or expense reimbursements      2.97%+(a)

* Nations Marsico Growth & Income Fund Investor C Shares commenced operations on December 31, 1997.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

# Per share net investment income has been calculated using the monthly average share method.

(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations International Equity Fund



                                           YEAR         YEAR          PERIOD        YEAR         YEAR      PERIOD
                                          ENDED         ENDED          ENDED        ENDED       ENDED       ENDED
Investor C Shares                       03/31/98#     03/31/97#    03/31/96(a)#   05/31/95#   05/31/94#   05/31/93*#
Operating performance:
Net asset value, beginning of period     $ 12.74     $ 13.13        $ 11.45        $ 11.86     $ 10.49     $ 10.10
Net investment income/(loss)             ( 0.01)       0.02         ( 0.03)          0.02      ( 0.03)       0.00**
Net realized and unrealized gain/(loss)
 on investments                            1.89        0.10           1.75         ( 0.21)       1.43        0.48
Net increase/(decrease) in net asset
 value from operations                     1.88        0.12           1.72         ( 0.19)       1.40        0.48
Distributions:
Dividends from net investment
 income                                  ( 0.10)     ( 0.06)           --             --       ( 0.01)     ( 0.07)
Distributions in excess of net
 investment income                       ( 0.02)     ( 0.00)**      ( 0.02)           --          --          --
Distributions from net realized capital
 gains                                   ( 0.16)     ( 0.42)        ( 0.02)        ( 0.12)     ( 0.02)     ( 0.02)
Distributions in excess of net realized
 capital gains                              --       ( 0.03)           --          ( 0.10)        --          --
Total dividends and distributions        ( 0.28)     ( 0.51)        ( 0.04)        ( 0.22)     ( 0.03)     ( 0.09)
Net asset value, end of period           $ 14.34     $ 12.74        $ 13.13        $ 11.45     $ 11.86     $ 10.49
Total return++                            15.05%       0.77%         15.09%        ( 1.56)%     13.21%       4.97%
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)     $  933      $  988         $  652         $  495      $  339      $  200
Ratio of operating expenses to average
 net assets                                1.97%       1.66%          2.09%+         2.03%       2.17%       2.30%+
Ratio of net investment income/(loss)
 to average net assets                   ( 0.07)%      0.12%        ( 0.27)%+        0.17%     ( 0.25)%      0.03%+
Portfolio turnover rate                     64%         36%            26%            92%         39%         41%
Ratio of operating expenses to average
 net assets without waivers and/or
 expense reimbursements                    1.97%       1.66%          2.10%+         2.04%       2.18%       2.32%+

* Nations International Equity Fund Investor C Shares commenced operations on June 17, 1992.

**  Amount represents less than $0.01 per share.

+   Annualized.

++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.

# Per share net investment income/(loss) has been calculated using the monthly average share method.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT THE PERIOD

Nations International Growth Fund



                                                                     PERIOD
                                                                     ENDED
Investor C Shares                                                  03/31/98#
Operating performance:
Net asset value at the beginning of the period                      $ 18.49
Net investment income/(loss)                                        ( 0.09)
Net realized and unrealized gain/(loss) on investments                1.36
Net increase/(decrease) in net asset value from operations            1.27
Distributions:
Dividends from net investment income                                   --
Distributions from net realized capital gains                       ( 0.34)
Total dividends and distributions                                   ( 0.34)
Net asset value, end of the period                                  $ 19.42
Total return++                                                        7.04%
Ratio to average net assets/supplemental data:
Net assets, end of period (in 000's)                                $  465
Ratio of operating expenses to average net assets                     2.15%+
Ratio of operating expenses to average net assets without waivers     2.17%+
Ratio of net investment income to average net assets                  0.79%+
Portfolio turnover rate                                                11%

* Nations International Growth Fund Investor C Shares commenced operations on September 19, 1997.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

# Per share investment income/(loss) has been calculated using the monthly average share method.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Emerging Markets Fund



                                                              YEAR        YEAR         PERIOD
                                                              ENDED       ENDED         ENDED
Investor C Shares                                           03/31/98#   03/31/97#    03/31/96*#
Operating performance:
Net asset value, beginning of period                         $ 11.34     $ 10.27     $ 10.00
Net investment income/(loss)                                 ( 0.05)     ( 0.04)     ( 0.10)
Net realized and unrealized gain/(loss) on investments       ( 0.75)       1.20        0.37
Net increase/(decrease) in net asset value from operations   ( 0.80)       1.16        0.27
Distributions:
Dividends from net investment income                         ( 0.07)     ( 0.01)        --
Distributions in excess of net investment income                --       ( 0.02)        --
Distributions from net realized capital gains                   --       ( 0.06)        --
Total dividends and distributions                            ( 0.07)     ( 0.09)        --
Net asset value, end of period                               $ 10.47     $ 11.34     $ 10.27
Total return++                                               ( 7.17)%     11.34%       2.70%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $  293      $  226      $   23
Ratio of operating expenses to average net assets              2.40%       2.24%       3.02%+
Ratio of net investment income to average net assets         ( 0.47)%    ( 0.37)%    ( 1.27)%+
Portfolio turnover rate                                         63%         31%         17%

* Nations Emerging Markets Fund Investor C Shares commenced operations on June 30, 1995.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

# Per share net investment income/(loss) has been calculated using the monthly average share method.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Pacific Growth Fund



                                                                YEAR         YEAR         PERIOD
                                                               ENDED         ENDED         ENDED
Investor C Shares                                            03/31/98#     03/31/97     03/31/96*#
Operating Performance:
Net asset value, beginning of period                          $ 10.34       $ 10.20      $ 10.00
Net investment income/(loss)                                    0.01          0.00**     ( 0.09)
Net realized and unrealized gain/(loss) on investments        ( 2.98)         0.14         0.29
Net increase/(decrease) in net asset value from operations    ( 2.97)         0.14         0.20
Distributions:
Dividends from net investment income                          ( 0.13)          --           --
Distributions in excess of net investment income                  --           --
Total dividends and distributions                             ( 0.13)          --           --
Net asset value, end of period                                $  7.24       $ 10.34      $ 10.20
Total return++                                                (28.91)%        1.57%        2.00%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                          $    42       $  102       $   60
Ratio of operating expenses to average net assets               2.20%         1.92%        2.65%+
Ratio of net investment income/(loss) to average net assets     0.11%       ( 0.11)%     ( 1.16)%+
Portfolio turnover rate                                          123%          78%          23%

* Nations Pacific Growth Fund Investor C Shares commenced operations on June 30, 1995.

**  Amount represents less than $0.01 per share.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

# Per share net investment income/(loss) has been calculated using the monthly average share method.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Balanced Assets Fund



                                YEAR               YEAR
                               ENDED               ENDED
Investor C Shares            03/31/98            03/31/97
Operating performance:
Net asset value,
 beginning of period         $ 11.08               $ 11.60
Net investment income          0.20                  0.33
Net realized and
 unrealized gain/(loss)
 on investments                2.67                  1.02
Net increase/(decrease) in
 net asset value from
 operations                    2.87                  1.35
Distributions:
Dividends from net
 investment income           ( 0.20)               ( 0.33)
Distributions from net
 realized capital gains      ( 2.34)               ( 1.54)
Total dividends and
 distributions               ( 2.54)               ( 1.87)
Net asset value, end of
 period                      $ 11.41               $ 11.08
Total return++                29.43%                11.85%
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                  $1,947                $1,396
Ratio of operating
 expenses to average net
 assets                        1.91%(b)(c)           1.50%(b)
Ratio of net investment
 income to average net
 assets                        1.87%                 2.81%
Portfolio turnover rate        276%                  264%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements                1.91%(b)              1.50%(b)



                              PERIOD       YEAR         YEAR       YEAR          PERIOD
                              ENDED        ENDED       ENDED       ENDED         ENDED
Investor C Shares          03/31/96(a)   11/30/95    11/30/94    11/30/93      11/30/92*
Operating performance:
Net asset value,
 beginning of period        $ 12.61       $ 10.38    $ 10.82      $ 10.23    $ 10.00
Net investment income         0.09          0.26       0.14         0.23       0.01
Net realized and
 unrealized gain/(loss)
 on investments               0.45          2.21     ( 0.43)        0.59       0.22 #
Net increase/(decrease) in
 net asset value from
 operations                   0.54          2.47     ( 0.29)        0.82       0.23
Distributions:
Dividends from net
 investment income          ( 0.14)       ( 0.22)    ( 0.15)      ( 0.23)       --
Distributions from net
 realized capital gains     ( 1.41)       ( 0.02)       --            --        --
Total dividends and
 distributions              ( 1.55)       ( 0.24)    ( 0.15)      ( 0.23)       --
Net asset value, end of
 period                     $ 11.60       $ 12.61    $ 10.38      $ 10.82    $ 10.23
Total return++                4.71%        24.03%    ( 2.72)%       8.06%      2.30%+++
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                 $1,187        $  992     $  951       $1,196     $  156
Ratio of operating
 expenses to average net
 assets                       1.62%+        1.99%      1.98%        1.90%      1.30%+
Ratio of net investment
 income to average net
 assets                       2.29%+        2.25%      1.31%        1.82%      2.85%+
Portfolio turnover rate        83%           174%      156%           50%       79%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements               1.62%+        1.99%      1.99%        1.97%      2.05%+

* Nations Balanced Assets Fund Investor C Shares commenced operations on October 2, 1992.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ Unaudited.

# The amount shown at this caption for each share outstanding throughout the period may not accord with the change in the aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market value of the portfolio.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(c) The effect of interest expense on the operating expense ratio was less than 0.01%.

Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of the Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.

Asset-Backed Securities: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage-backed securities (see below). Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.


Mortgage-backed securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.


Mortgage-backed securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), parallel pay CMOs, planned amortization class CMOs ("PAC Bonds") and stripped mortgage-backed securities ("SMBS"), including interest-only and principal-only SMBS. SMBS may be more volatile than other debt securities. For additional information concerning mortgage-backed securities, see the SAI.


Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

Mortgage-Backed Securities: Mortgage-backed securities represent an ownership interest in a pool of mortgage loans.


Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.


The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by the Government National Mortgage Association ("GNMA"), by the Federal National Mortgage Association ("FNMA") and by the Federal Home Loan and Mortgage Corporation ("FHLMC"). Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.


The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.


Collateralized Mortgage Obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.


Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government Obligations.


A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.


The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average weighted maturity and duration of the Funds. For additional information concerning mortgage backed securities, see the SAI.

The mortgage-backed securities in which the Funds invest are subject to extension risk. This is the risk that when interest rates rise, prepayments of the underlying obligations slow thereby lengthening duration and potentially reducing the value of these securities. The debt securities held by the Funds also may be subject to credit risk. Credit risk is the risk that the issuers of securities in which a Fund invests may default in the payment of principal and/or interest. Any such defaults or adverse changes in an issuer's financial condition or credit rating may adversely affect the value of the Funds' portfolio investments and, hence, the value of your investment in the corresponding Fund.

Non-Mortgage Asset-Backed Securities: Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.


Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.


The purchase of non-mortgage-backed securities raises considerations unique to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties.
Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

Bank Instruments: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. The Funds will limit their investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase.


U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations), and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

Borrowings: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements with BONY, the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.


Reverse repurchase agreements and dollar roll transactions may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. Generally, the effect of such a transaction is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while they will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.


At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Funds only enter into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be credit worthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Fund's asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.


Dollar roll transactions may be considered to be borrowings. Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Commercial Instruments: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks. Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.


Convertible Securities, Preferred Stock, and Warrants: Each Fund may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.

Fixed Income Investing: The performance of the fixed income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.


Foreign Currency Transactions: To the extent provided under "How Objectives Are Pursued," the Funds may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.


Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.


A Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security; and (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against another currency. Under certain circumstances, the Fund may commit a substantial portion of its portfolio to the execution of these contracts. The Adviser will consider the effects such a commitment would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.


In addition, the Euro will become the single currency in at least 11 European nations used in many financial transactions. Accordingly, the German mark, French franc and other national currencies will no longer be used. Although the impact of implementing the Euro is not possible to predict, the transition could have an effect on the financial markets and economic environment in Europe and other parts of the world. For example, investors may begin to view those countries participating in the Economic Monetary Union as a single combined entity and may alter their investment behavior accordingly. In response to any such effect of the Euro implementation, the Adviser may need to adapt its investment policies and strategy.

Foreign Securities: Foreign securities include debt and equity obligations (dollar- and non-dollar-denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.


Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.

The Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.

Futures, Options and Other Derivative Instruments: To the extent provided under "How Objectives Are Pursued" the Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward


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



contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.


The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAI.

Illiquid Securities: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 15% (10% with respect to Nations International Value Fund) of the value of their respective net assets in securities that are illiquid . Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities, are subject to the limitation on illiquid securities.


If otherwise consistent with their investment objectives and policies, certain Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or Board of Directors or the Adviser, acting under guidelines approved and monitored by the Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

Indexed/Structured Securities: Indexed/ structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/ structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest Rate Transactions: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.


The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index is below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

Lower-Rated Debt Securities: Nations Equity Income Fund may invest in lower-rated debt securities. Lower-rated, high-yielding securities are those rated "Ba" or "B" by Moody's or "BB" or "B" by S&P which are commonly referred to as "junk bonds." These bonds provide poor protection for payment of principal and interest. Lower-quality bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. These securities are considered to have speculative characteristics and indicate an aggressive approach to income investing.


The market for lower-rated securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower-rated securities will be valued in accordance with procedures established by the Funds' Boards, including the use of outside pricing services. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value its portfolio securities, and the Fund's ability to dispose of these lower-rated bonds.

Money Market Instruments: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government Obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

Municipal Securities: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.


Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


Municipal securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases," and units of participation in trusts hold-ing pools of tax-exempt leases. Such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.

Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities.

In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/ dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified municipal securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.

Although the Funds do not presently intend to do so on a regular basis, a Fund may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in municipal securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

Other Investment Companies: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order, the Nations Funds' non-money market funds may purchase shares of Nations Funds' money market funds.

Passive Foreign Investment Companies: Passive foreign investment companies ("PFICs") are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Fund to recognize income associated with the PFIC prior to the actual receipt of any such income.

Pay-in-Kind Bonds: Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Real Estate Investment Trusts: A real estate investment trust ("REIT") is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An Equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A Mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. REITs may be affected by changes in the value of the underlying property owned or financed by the REIT, while Mortgage REITs also may be affected by the quality of credit extended. Both Equity and Mortgage REITs are dependent upon management skill and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free pass-through of income under the Code.

Repurchase Agreements: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a maturity of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

Securities Lending: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets, which may include cash collateral received for securities loans. Cash collateral received by a Nations Fund may be invested in a Nations Funds' money market fund.

Step Coupon Bonds: Step coupon bonds are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.


Stock Index, Interest Rate and Currency Futures Contracts: Each Fund may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. The contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.


Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. Government Obligations: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury Obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obli-gations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

When-Issued, Delayed Delivery and Forward Commitment Securities: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities takes place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.


Zero Coupon Bonds: Zero coupon bonds are debt securities that do not pay interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.


Appendix B -- Description Of Ratings

The following summarizes the highest eight ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.


       AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

       AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

       A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

       BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.


       BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


       CCC, CC -- An obligation rated CCC is vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation; an obligation rated CC is highly vulnerable to nonpayment.

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To provide more detailed indications of credit quality, the AA, A, BBB and CCC ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.


The following summarizes the highest eight ratings used by Moody's for corporate and municipal bonds. The first four ratings denote investment grade securities.


       Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


       Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


       A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security toprincipal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


       Baa -- Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       Caa, Ca -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

The following summarizes the highest four ratings used by D&P for bonds, each of which denotes that the securities are investment grade:

       AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

       AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

       A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


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



       BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.


To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.


The following summarizes the highest four ratings used by Fitch IBCA ("Fitch") for bonds, each of which denotes that the securities are investment grade:


       AAA -- "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.


       AA -- "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.


       A -- "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


       BBB -- "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:


       MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

       MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The following summarizes the two highest ratings used by S&P for short-term municipal notes:

       SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

       SP-2 -- Satisfactory capacity to pay principal and interest.

The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2 and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

The following summarizes the two highest rating categories used by Fitch for short-term obligations:

       F1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


       F1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Commercial paper rated A-3 or B correlates with the S&P Bond rankings (described above) of BBB/ BBB- and BB+, respectively.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

       AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

       AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

       A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


       BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.


       TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.


       TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

       TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.


       TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Prospectus
                                                               Investor C Shares
                                                                  August 1, 1998

                                                              as supplemented on
                                                                          , 1998




This Prospectus describes NATIONS SHORT-TERM MUNICIPAL INCOME FUND, NATIONS INTERMEDIATE MUNICIPAL BOND FUND and NATIONS MUNICIPAL INCOME FUND (each a "Fund") of Nations Fund Trust, an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations Funds Family"). This Prospectus describes one class of shares of each Fund -- Investor C Shares.


This Prospectus sets forth concisely the information about each Fund that a prospective purchaser of Investor C Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about Nations Fund Trust is contained in a separate Statement of Additional Information (the "SAI"), that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling Nations Funds at its address or telephone number shown below. The SAI for Nations Funds, dated August 1, 1998, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to the Funds. As used herein the term "Adviser" shall mean NBAI and/or TradeStreet as the context may require, see "How The Funds Are Managed."


SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Nations Short-Term Municipal Income Fund

Nations Intermediate Municipal Bond Fund

Nations Municipal Income Fund

For Fund information call:
1-800-321-7854


Nations Funds
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255




[NATIONS FUNDS LOGO APPEARS HERE]



NF-96141-8/98

                                                              Table Of Contents

About The                 Prospectus Summary                                  3
Funds                     -----------------------------------------------------
                          Expenses Summary                                    4
                          -----------------------------------------------------
                          Objectives                                          6
                          -----------------------------------------------------
                          How Objectives Are Pursued                          6
                          -----------------------------------------------------
                          How Performance Is Shown                            9
                          -----------------------------------------------------

                          How the Funds Are Managed                          10

                          -----------------------------------------------------
                          Organization And History                           12
                          -----------------------------------------------------



About Your                How To Buy Shares                                  13
Investment                -----------------------------------------------------

                          Investor C Shares -- Charges and Features          14

                          -----------------------------------------------------

                          How To Redeem Shares                               16

                          -----------------------------------------------------

                          How To Exchange Shares                             17

                          -----------------------------------------------------

                          Shareholder Servicing And Distribution Plans       18

                          -----------------------------------------------------

                          How The Funds Value Their Shares                   19

                          -----------------------------------------------------
                          How Dividends And Distributions Are Made;

                          Tax Information                                    20

                          -----------------------------------------------------

                          Financial Highlights                               22

                          -----------------------------------------------------

                          Appendix A -- Portfolio Securities                 25

                          -----------------------------------------------------

                          Appendix B -- Description Of Ratings               29

                          -----------------------------------------------------

                          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

Prospectus Summary

o TYPE OF COMPANY: Open-end management investment company.

o INVESTMENT OBJECTIVES AND POLICIES:

  o Nations Short-Term Municipal Income Fund's investment objective is to seek high current income exempt from Federal income tax consistent with minimal fluctuation of principal. The Fund invests in investment grade, short-term municipal securities.

  o Nations Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  o Nations Municipal Income Fund's investment objective is to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment management services to more than 60 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to the Funds. For more information about the investment adviser and investment sub-adviser to the Nations Funds, see "How The Funds Are Managed."

  o DIVIDENDS AND DISTRIBUTIONS: The Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains are distributed at least annually.

  o RISK FACTORS: Although NBAI, together with the sub-adviser, seek to achieve the investment objective of each Fund, there is no assurance that they will be able to do so. Investments in a Fund are not insured against loss of principal. Investments by a Fund in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect a Fund's investments in debt securities. The value of a Fund's investments in debt securities, including U.S. Government Obligations (as defined below), will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities which are not issued or guaranteed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Funds' investments may constitute derivative securities. Certain types of derivative securities can, under particular circumstances, significantly increase an investor's exposure to market and other risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- Risk Considerations" and "Appendix A."

  o MINIMUM PURCHASE: $1,000 minimum initial investment per record holder, except for investments pursuant to the Systematic Investment Plan. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How To Buy Shares."

Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for the Investor C Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.


NATIONS FUNDS INVESTOR C SHARES




                                                                                 Nations       Nations
                                                                               Short-Term   Intermediate      Nations
                                                                               Municipal      Municipal     Municipal
Shareholder Transaction Expenses                                              Income Fund     Bond Fund    Income Fund
Sales Load Imposed on Purchases                                                 None           None          None
Maximum Deferred Sales Charge (as a percentage of the lower of the original
 purchase price or redemption proceeds)                                      1.00%         1.00%          1.00%
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                                           .17%          .34%           .42%
Rule 12b-1 Fees (After Fee Waivers)                                           .10%          .25%           .50%
Shareholder Servicing Fees                                                    .25%          .25%           .25%
Other Expenses (After Expense Reimbursements)                                 .23%          .16%           .18%
Total Operating Expenses (After Fee Waivers and Expense Reimbursements)       .75%         1.00%          1.35%



(1) Investor C Shares that are purchased at net asset value are subject to a Deferred Sales Charge if redeemed within one year of purchase.



Examples: You would pay the following expenses on a $1,000 investment in Investor C Shares of the indicated Fund, assuming (1) a 5% annual return and
(2) redemption at the end of each time period.



               Nations       Nations
             Short-Term   Intermediate     Nations
             Municipal      Municipal     Municipal
            Income Fund     Bond Fund    Income Fund
           ------------- -------------- ------------
1 Year          $ 24          $ 20          $ 24
3 Years         $ 44          $ 32          $ 43
5 Years         $ 77          $ 55          $ 74
10 Years        $169          $123          $163

You would pay the following expenses on a $1,000 investment in Investor C Shares of the indicated Fund, assuming (1) a 5% annual return and (2) no redemption.





               Nations       Nations
             Short-Term   Intermediate     Nations
             Municipal      Municipal     Municipal
            Income Fund     Bond Fund    Income Fund
           ------------- -------------- ------------
1 Year          $ 14           $ 10          $ 14
3 Years         $ 44           $ 32          $ 43
5 Years         $ 77           $ 55          $ 74
10 Years        $169           $123          $163


The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Investor C Shares will bear either directly or indirectly. The figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent Other Expenses are less than those shown, waivers and/or reimbursements of Management Fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are decreased or discontinued, the amounts contained in the "Examples" above may increase. Long-term shareholders of a Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed." For a more complete description of the Rule 12b-1 and shareholder servicing fees payable by the Funds, see "Shareholder Servicing And Distribution Plans."

Absent fee waivers and expense reimbursements, "Management Fees," "12b-1 Fees," "Other Expenses" and "Total Operating Expenses" for Investor C Shares of the indicated Fund would have been as follows: Nations Short-Term Municipal Income Fund -- .50%, .75%, .27% and 1.77%, respectively; Nations Intermediate Municipal Fund -- .50%, .75%, .24% and 1.74%, respectively and Nations Municipal Income Fund -- .60%, .75%, .24% and 1.84%, respectively.

Effective May 1999, it is anticipated that certain voluntary total operating expense limits put in place in connection with the reorganization of The Pilot Funds into the Nations Funds will terminate with respect to the following
Funds: Nations Intermediate Municipal Bond Fund and Nations Municipal Income Fund. For more information, see the SAI.

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

Objectives

Nations Short-Term Municipal Income Fund:
Nations Short-Term Municipal Income Fund's investment objective is to seek high current income exempt from Federal income tax consistent with minimal fluctuation of principal. The Fund invests in investment grade, short-term municipal securities.


Nations Intermediate Municipal Bond Fund:
Nations Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

Nations Municipal Income Fund: Nations Municipal Income Fund's investment objective is to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in the Funds are not insured against loss of principal.


How Objectives Are Pursued

In pursuing their objectives, the Funds will invest at least 80% of their total net assets in investment grade obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities, and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from Federal income tax ("Municipal Securities"). To the extent consistent with the Funds' investment approach described in this Prospectus, the Funds are managed to seek capital appreciation and minimize capital losses due to interest rate movements.


Under normal market conditions, the average dollar-weighted maturity and duration of each of the Funds' portfolios are expected to be as follows:
Nations Short-Term Municipal Income Fund -- average weighted dollar-maturity less than three years and duration between 1.25 and 2.75 years; Nations Intermediate Municipal Bond Fund -- average weighted maturity between three and 10 years and duration between three and six years; and Nations Municipal Income Fund -- average weighted dollar-maturity greater than 8.5 years and duration between six and nine years.

Municipal Securities will be rated investment grade at the time of purchase by at least one of the following nationally recognized statistical rating organizations: Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Rating Co. ("D&P"), Fitch IBCA ("Fitch"), or Thomson BankWatch, Inc. ("BankWatch") (collectively, "NRSROs") or, if unrated, determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired by a Fund. Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by a Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation. See "Appendix B" for a description of these rating designations.

During temporary defensive periods, the Funds may invest in short-term taxable and non-taxable obli-gations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Taxable obligations that may be acquired by a Fund include repurchase agreements and short-term debt securities. Under normal market conditions, each Fund's investments in taxable obligations and private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax, will not exceed 20% of its total net assets at the time of purchase. The Funds may hold uninvested cash reserves pending investment or during defensive periods.

General: Each Fund may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures and options thereon approved by the Commodity Futures Trading Commission (the "CFTC") for market exposure risk-management. Each Fund also may lend its portfolio securities to qualified institutional investors and may invest in restricted, private placement and other illiquid securities. Additionally, each Fund may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies. The Funds may invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.


Certain government securities that have variable or floating interest rates or demand, put or prepayment features or paydown schedules may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Funds.


Duration, as used in this Prospectus, means modified duration, which is a measure of the expected life of fixed income securities on a present value basis. Duration is used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates. To see how a Fund's share price could shift, multiply the Fund's duration by the change in rates. If interest rates rise by one percentage point, for example, the share price of a Fund with a duration of five years would decline by about 5%. If rates decrease by one percentage point, the Fund's share price would rise by about 5%.

Average dollar-weighted maturity is the average length of time until fixed income securities held by a Fund reach maturity and are repaid. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

For more information concerning these and other investments in which the Funds may invest and the Funds' investment practices, see "Appendix A."

Portfolio Turnover: Generally, the Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If a Fund's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Fund and its shareholders. For the Funds' portfolio turnover rates, see "Financial Highlights."

Risk Considerations: The value of a Fund's investments in debt securities, including U.S. Government obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.

Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under particular circumstances, significantly increase a purchaser's exposure to market or other risks. The Funds' investment adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with the Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A"

Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the Funds' operations. The Funds' principal service providers have advised the Funds that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the Funds invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, a Fund's return could be adversely affected.

Investment Limitations: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of a Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.


Each Fund may not:

1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and tax-exempt securities issued by state or municipal governments and their political subdivisions are not considered members of any industry.)


2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.


3. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.


As a matter of fundamental policy, except during defensive periods, Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund and Nations Municipal Income Fund will invest at least 80% of their respective total net assets in Municipal Securities the interest on which is exempt from Federal income tax. For purposes of these fundamental policies, private activity bonds are included in the term "Municipal Securities" only if the interest paid thereon is exempt from Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.


The investment objective and policies of each Fund, unless otherwise specified, may be changed without shareholder approval. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their current positions and needs.

How Performance Is Shown


From time to time, a Fund may advertise the "total return", "yield" and "tax-equivalent yield" on a class of shares. TOTAL RETURN, YIELD AND TAX-EQUIVALENT YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return on a class of shares over one-, five-, and ten-year periods or the life of a Fund (as stated in a Fund's advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment (reflecting the deduction of any applicable contingent deferred sales charge ("CDSC")) assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period, again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods or may not reflect a deduction of any applicable CDSC.

"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period. The yield on a class of shares does not reflect deduction of any applicable CDSC. The "tax-equivalent yield" of a class of shares of a Fund also may be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to the particular class's tax-free yield. This is done by increasing such class's yield (as calculated above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate. The tax-equivalent yield of a class of shares will always be higher than its yield.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.


In addition to Investor C Shares, the Funds offer Primary A, Investor A and Investor B Shares. Each Class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Total return and yield quotations will be computed separately for each class of the Funds' shares. Any fees charged by a selling agent and/or servicing agent directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield. Any quotation of total return or yield not reflecting CDSCs would be reduced if such sales charges were reflected. The Funds' annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's selling agent or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.

How The Funds Are Managed

The business and affairs of Nations Fund Trust are managed under the direction of its Trustees. The SAI contains the names of and general background information of each Trustee of Nations Fund Trust.


As described below, each Fund is advised by NBAI which is responsible for the overall management and supervision of the investment management of each Fund. Each Fund also is sub-advised by a separate investment sub-adviser, which as a general matter is responsible for the day-to-day investment decisions for the respective Fund.


Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


NationsBank Corporation, the parent company of NationsBank, has signed an agreement to merge with BankAmerica Corporation. The proposed merger is subject to certain regulatory approvals and must be approved by shareholders of both holding companies. The merger is expected to close in the second half of 1998. NationsBank and NBAI have advised the Funds that the merger will not reduce the level or quality of advisory and other services provided by NationsBank to the Funds.

Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.


Subject to the general supervision of the Trustees of Nations Fund Trust, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in the Funds, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with their investment objectives, policies and restrictions, the Funds may invest in securities of companies with which NationsBank has a lending relationship. For the services provided pursuant to an investment advisory agreement, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .50% of the average daily net assets of each of Nations Short-Term Municipal Income Fund and Nations Intermediate Municipal Bond Fund; and .60% of the average daily net assets of Nations Municipal Income Fund.


For the services provided pursuant to an investment sub-advisory agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of .07% of the average daily net assets of each Fund.


From time to time, NBAI (and/or TradeStreet) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Short-Term Municipal Income Fund -- .14%, Nations Intermediate Municipal Bond Fund -- .28%, and Nations Municipal Income Fund -- .38%.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, NBAI paid TradeStreet under the investment sub-advisory agreements, sub-advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Short-Term Municipal Income Fund -- .07%, Nations Intermediate Municipal Bond Fund -- .07%, and Nations Municipal Income Fund -- .07%.


The Municipal Fixed Income Management Team of TradeStreet is responsible for the day-to-day management of Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund and Nations Municipal Income Fund.


Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the investment advisory agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Other Service Providers: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the Funds pursuant to an administration agreement. Pursuant to the terms of the administration agreement, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.


First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Funds pursuant to a co-administration agreement. Under the co-administration agreement, First Data provides various administrative and accounting services to the Funds, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Funds. For the services rendered pursuant to the administration and co-administration agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Short-Term Municipal Income Fund -- .08%, Nations Intermediate Municipal Bond Fund -- .08%, and Nations Municipal Income Fund -- .08%.


NBAI serves as sub-administrator for the Funds pursuant to a sub-administration agreement. Pursuant to the terms of the sub-administration agreement, NBAI assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NBAI shall be entitled to receive a monthly fee from Stephens based on an annual rate of
 .01% of the Funds' average daily net assets.


Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/ dealer. Nations Funds has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Investor C Shares of the Funds. See "Shareholder Servicing And Distribution Plans."

The Bank of New York ("BONY" or the "Custodian"), located at 90 Washington Street, New York, New York 10286, provides custodial services for the assets of all Nations Funds, except the international portfolios. In return for providing custodial services to the Nations Funds Family, BONY is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations Funds' non-money market funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations Funds' money market funds.

First Data serves as transfer agent (the "Transfer Agent") for the Funds' Investor C Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.

PricewaterhouseCoopers LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.

Expenses: The accrued expenses of each Fund are deducted from the Funds' accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; fees (including fees paid to Nations Funds' Trustees and officers); and federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Investor C Shares may bear certain class specific expenses and also bear certain additional shareholder service and/or sales support costs. Any general expenses of Nations Fund Trust that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bear to the assets of Nations Fund Trust or in such other manner as the Board of Trustees deems appropriate.


Organization And History

The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations Annuity Trust and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.


Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Funds currently offer four classes of shares -- Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. This Prospectus relates only to the Investor C Shares of the following Funds of Nations Fund Trust: Nations Municipal Income Fund, Nations Short-Term Municipal Income Fund and Nations Intermediate Municipal Bond Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Selling Agent (as defined below) or Nations Funds at 1-800-321-7854.

Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class of shares. See the SAI for examples of instances where the Investment Company Act of 1940 (the "1940 Act") requires voting by fund.

As of August 1, 1998, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.


About Your Investment

How To Buy Shares


This Prospectus offers one class of shares to the general public. Investor C Shares are sold without an initial sales charge and are subject to a CDSC upon certain redemptions. Contact your Agent or Nations Funds at 1-800-321-7854 for more information.


The Funds have established various procedures for purchasing Investor C Shares in order to accommodate different investors. Purchase orders for Investor C Shares may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Funds ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents").


The Funds reserve the right, in their discretion, to make Investor C Shares available to other categories of investors, including those who become eligible in connection with a merger or reorganization.

There is a minimum initial investment of $1,000, except for investments pursuant to the Systematic Investment Plan described below. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan.



Investor C Shares may be purchased at net asset value per share without the imposition of a sales charge, but are subject to a CDSC if redeemed within one year after purchase. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").



The Servicing Agents will provide various shareholder services for, and the Selling Agents will provide sales support assistance to, their respective customers ("Customers") who own Investor C Shares. Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents." From time to time the Agents, Stephens and Nations Funds may agree to voluntarily reduce the maximum fees payable for sales support or shareholder services.


Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Investor C Shares is recorded on the books of the Funds and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

Effective Time of Purchases: Purchase orders for Investor C Shares in the Funds which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day. In the event that the Exchange closes early, purchase orders received prior to closing will be priced as of the time the Exchange closes and purchase orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Purchase orders are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following the receipt of the order, as determined above. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.

The Agents are responsible for transmitting orders for purchases of Investor C Shares by their Customers, and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.

Systematic Investment Plan: The minimum initial investment is $100 for investors participating on a monthly basis in the Systematic Investment Plan ("SIP"). Under the Funds' SIP, a shareholder may automatically purchase Investor C Shares. On a bi-monthly, monthly or quarterly basis, shareholders may direct cash to be transferred automatically from their checking or savings account at any bank which is a member of the Automated Clearing House to their Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent.

Telephone Transactions: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How to Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.


Investor C Shares -- Charges and Features





Investor C Contingent Deferred Sales Charge:
Subject to certain waivers, Investor C Shares of Nations Short-Term Municipal Income Fund, Nations Intermediate Municipal Bond Fund and Nations Municipal Income Fund that are redeemed within one year of the date of purchase will be subject to a CDSC equal to 1.00% of the lesser of the net asset value or the purchase price of the shares being redeemed. No CDSC is imposed on increases in net asset value above the initial purchase price, including shares acquired by reinvestment of distributions.

Solely for purposes of determining the period of time that has elapsed from the purchase of any Investor C Shares, all purchases during a month will be aggregated and deemed to have been made on the last day of the month. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of shares held for the longest period of time or shares acquired pursuant to reinvestment of dividends or distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.

The CDSC will be waived on redemptions of Investor C Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder (including a registered joint owner),
(ii) in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA, or Custodial Account under Section 403(b)(7) of the Code, following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an IRA; and (d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to Section 72(t)(2) of the Code, (iii) payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks, (iv) effected pursuant to Nations Funds' right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor C shares held in the account is less than the minimum account size, (v) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis,

12% of the net asset value of the Investor C Shares in the account, and (vi) in connection with the combination of Nations Funds with any other registered investment company by a merger, acquisition of assets or by any other transaction. In addition, the CDSC will be waived on Investor C Shares purchased before September 30, 1994 by current or retired employees of NationsBank and its affiliates or by current or former Trustees or Directors of Nations Funds or other management companies managed by NationsBank. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC.

Reinstatement Privilege: Within 120 days after a redemption of Investor C Shares of the Fund, a shareholder may reinvest any portion of the proceeds of such redemption in Investor C Shares of the Fund. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor C Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.

Automatic Withdrawal Plan: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Fund if the value of the Investor C Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor C Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis 12% of the net value of the or Investor C Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor C Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by Nations Funds at any time.



How To Redeem Shares


Redemption orders should be transmitted by telephone or in writing through the same Agent that transmitted the original purchase order. Redemption orders for Investor C Shares of the Funds which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value next determined after acceptance of the order. In the event that the Exchange closes early, redemption orders received prior to closing will be priced as of the time the Exchange closes and redemption orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Redemption orders are effected at the net asset value per share next determined after receipt of the order by Stephens, the Transfer Agent, or their respective agents, less any applicable CDSC. The Agents are responsible for transmitting redemption orders to Stephens, the Transfer Agent or their respective agents and for crediting their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Nations Funds. There is no redemption charge.


Redemption proceeds are normally wired to the redeeming Agent within three Business Days after receipt of the order by Stephens, the Transfer Agent or their respective agents. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately.


Nations Funds may redeem a shareholder's Investor C Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Funds also may redeem shares of a Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.



Prior to effecting a redemption of Investor C Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

How To Exchange Shares


The exchange feature enables a shareholder of Investor C Shares of a Nations Funds non-money market fund to acquire shares of the same class that are offered by another non-money market fund of Nations Funds (other than an index fund) or Daily Shares of any Nations Funds money market fund when he or she believes that a shift between funds is an appropriate investment decision. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.

If a shareholder acquires Investor C Shares of a non-money market fund through an exchange, the CDSC applicable to that current fund will be applied to any redemption of the acquired shares. However, if a shareholder acquires Daily Shares of a money market fund through an exchange of Investor C Shares, the CDSC applicable to the exchanged Investor C Shares will be applied on any redemption of the acquired Daily Shares. Notwithstanding the foregoing, if a shareholder redeems shares acquired through an exchange, the shareholder will be subject to the highest CDSC applicable to any shares that were exchanged within the 30 days prior to the redemption.


The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or cer-tificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

The Investor C Shares exchanged must have a current value of at least $1,000 (except for exchanges through the Automated Exchange Feature, which is described below). Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. An investor may telephone an exchange request by calling his/her Agent which is responsible for transmitting such request to Stephens or to the Transfer Agent.


During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing the request directly to the Agent through which the original shares were purchased. An investor should consult his/her Agent or Stephens for further information regarding exchanges.

Automatic Exchange Feature: Under the Funds' Automatic Exchange Feature ("AEF"), a shareholder may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one Fund of Nations Funds to another as allowed by the applicable exchange rules within the prospectus.

Exchanges will occur on or about the 15th or 30th day of the applicable month. The shareholder must have an existing position in both Funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, an investor should contact his/her Selling Agent or Nations Funds.


Shareholder Servicing And Distribution Plans

Pursuant to Rule 12b-1 under the 1940 Act, the Trustees have approved a Distribution Plan with respect to Investor C Shares of the Funds. Pursuant to the Distribution Plan, each Fund may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Fund's Investor C Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees, provided that the annual rate may not exceed .75% of the average daily net asset value of each Fund's Investor C Shares.

The fees payable under the Distribution Plan are used (i) to compensate Selling Agents for providing sales support assistance relating to Investor C Shares,
(ii) to pay for promotional activities intended to result in the sale of Investor C Shares such as the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor C Shares. Currently, substantially all fees paid pursuant to the Distribution Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by Stephens to partially defray other expenses incurred by Stephens in distributing Investor C Shares. Fees received by Stephens pursuant to the Distribution Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of Stephens.

Nations Funds and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Distribution Plan described above and the terms of the Sales Support Agreement between Selling Agents and Stephens. See the SAI for more details on the Distribution Plan.


The Trustees also have approved a shareholder servicing plan (the "Investor C Servicing Plan") for each Fund which permits the Fund to compensate Servicing Agents for services provided to their Customers that own Investor C Shares. Payments under the Investor C Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by each Fund, provided that the annual rate may not exceed .25% of the average daily net asset value of the Fund's Investor C Shares.


The fees payable under the Investor C Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor C Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor C Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from a Fund on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor C Shares; (v) arranging for bank wires; and
(vi) providing general shareholder liaison services.


Nations Funds may suspend or reduce payments under the Investor C Servicing Plan at any time, and payments are subject to the continuation of the Investor C Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Investor C Servicing Plan.

Nations Funds understands that Agents may charge fees to their Customers who are the owners of the Funds' Investor Shares in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Funds. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.

The Adviser may also pay out of its own assets amounts to Stephens or other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.


In addition, Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Distribution Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of a Fund during a specified period of time. Stephens may also, from time to time, pay additional consideration to dealers not to exceed .75% of the offering price per share on all sales of Investor C Shares as an expense of Stephens or for which Stephens may be reimbursed under the plan adopted pursuant to Rule 12b-1 or upon receipt of a CDSC. Any such additional consideration or incentive program may be terminated at any time by Stephens.



Stephens has also established a non-cash compensation program pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.


How The Funds Value Their Shares

The Funds calculate the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the Funds are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. In the event that the Exchange closes early, shares of the Funds will be priced as of the time the Exchange closes. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

How Dividends And Distributions Are Made; Tax Information

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly by the Funds. Each Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Funds with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.


Investor C Shares of the Funds are eligible to begin earning dividends that are declared on the day the purchase order is executed and continue to be eligible for dividends through and including the day before the redemption order is executed.


The net asset value of Investor C Shares will be reduced by the amount of any dividend or distribution. Certain Selling or Servicing Agents may provide for the reinvestment of dividends in the form of additional Investor C Shares of the same class of the same Fund. Dividends and distributions are paid in cash within five Business Days of the end of the month to which the payment relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/ her Investor C Shares in a Fund.


Tax Information: Each Fund intends to continue to qualify as a "regulated investment company" under the Code. Such qualification relieves a Fund of liability for Federal income tax on amounts distributed in accordance with the Code.



As regulated investment companies, the Funds are permitted to pass through to their shareholders tax-exempt income ("exempt-interest dividends") subject to certain requirements which the Funds intend to satisfy. Distributions from taxable income generally will be taxable as ordinary income to shareholders whether such income is received in cash or reinvested in additional shares. The policy of the Funds is to pay to their shareholders an amount equal to at least 90% of their exempt-interest income and their investment company taxable income. Exempt-interest dividends may be treated by shareholders as items of interest excludable from their Federal gross income under Section 103(a) of the Code unless under the circumstances applicable to the particular shareholder the exclusion would be disallowed. (See the SAI under "Additional Information Concerning Taxes.") Distributions from the Funds will not qualify for the dividends-received deduction for corporate shareholders. Distributions of net investment income by Nations Municipal Income Fund, Nations Short-Term Municipal Income Fund and Nations Intermediate Municipal Bond Fund may be taxable to investors even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.


To the extent that dividends, if any, paid by the Funds to shareholders are derived from taxable income or from long-term or short-term capital gains, such dividends will not be exempt from Federal income tax.


Substantially all of a Fund's net realized long-term capital gains will be distributed at least annually. The Funds generally will have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as net capital gain, regardless of how long the shareholders have held the Fund's shares and whether such gains are received in cash or reinvested in additional shares. Noncorporate shareholders may be taxed on such distributions at preferential rates.


Each year, shareholders will be notified as to the amount and federal tax status of all dividends and capital gain distributions paid during the prior year. Such dividends and capital gain distributions may be subject to state and local taxes.


Dividends and distributions declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends and distributions are actually paid during January of the following year.

Federal law requires Nations Funds to withhold 31% from any distributions (other than exempt-interest dividends) paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes.

The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with specific reference to their own tax situations and with respect to foreign, state and local taxes. Further tax information is contained in the SAI.

Financial Highlights

The following financial information has been derived from the audited financial statements of Nations Fund Trust. PricewaterhouseCoopers LLP is the independent accountant to Nations Fund Trust. The reports of PricewaterhouseCoopers LLP for Nations Fund Trust's most recent fiscal period accompany the financial statements for such period and are incorporated by reference in the SAI, which is available upon request. Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Funds' independent accountant.


FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Short-Term Municipal Income Fund



                                                          YEAR            YEAR
                                                         ENDED            ENDED
Investor C Shares                                      03/31/98         03/31/97
Operating performance:
Net asset value, beginning of period                   $  9.95          $ 9.98
Net investment income                                    0.39            0.40
Net realized and unrealized gain/(loss) on
 investments                                             0.10           (0.03)
Net increase/(decrease) in net asset value from
 operations                                              0.49            0.37
Distributions:
Dividends from net investment income                   ( 0.39)          (0.40)
Distributions from net realized capital gains             --               --
Total dividends and distributions                      ( 0.39)          (0.40)
Net asset value, end of period                         $ 10.05          $ 9.95
Total return++                                           4.99%           3.79%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                   $1,388           $1,080
Ratio of operating expenses to average net assets        0.75%(a)        0.75%(a)
Ratio of net investment income to average net assets     3.82%           4.01%
Portfolio turnover rate                                   94%              80%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements           1.12%           1.19%



                                                        PERIOD            YEAR              PERIOD
                                                        ENDED             ENDED             ENDED
Investor C Shares                                    03/31/96(b)        11/30/95          11/30/94*
Operating performance:
Net asset value, beginning of period                   $ 10.03            $  9.69          $ 9.84
Net investment income                                    0.14               0.42            0.19
Net realized and unrealized gain/(loss) on
 investments                                           ( 0.05)              0.34           (0.15)
Net increase/(decrease) in net asset value from
 operations                                              0.09               0.76            0.04
Distributions:
Dividends from net investment income                   ( 0.14)            ( 0.42)          (0.19)
Distributions from net realized capital gains             --                 --            (0.00)#
Total dividends and distributions                      ( 0.14)            ( 0.42)          (0.19)
Net asset value, end of period                         $  9.98            $ 10.03          $ 9.69
Total return++                                           0.85%              7.95%           0.45%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                   $2,072             $1,953           $  323
Ratio of operating expenses to average net assets        0.72%+(a)          0.70%(a)        0.59%+(a)
Ratio of net investment income to average net assets     4.05%+             4.13%           3.58%+
Portfolio turnover rate                                   16%                82%              57%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements           1.18%+             1.18%           1.05%+

* Nations Short-Term Municipal Income Fund Investor C Shares commenced operations on May 19, 1994.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

#   Amount represents less than $0.01 per share.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Intermediate Municipal Bond Fund



                                                          YEAR            YEAR
                                                         ENDED            ENDED
Investor C Shares                                      03/31/98         03/31/97
Operating performance:
Net asset value, beginning of period                   $ 10.01          $ 10.03
Net investment income                                    0.42             0.43
Net realized and unrealized gain/(loss) on
 investments                                             0.33           ( 0.02)
Net increase/(decrease) in net asset value from
 operations                                              0.75             0.41
Distributions:
Dividends from net investment income                   ( 0.42)          ( 0.43)
Distributions from net realized capital gains          ( 0.04)             --
Total dividends and distributions                      ( 0.46)          ( 0.43)
Net asset value, end of period                         $ 10.30          $ 10.01
Total return++                                           7.62%            4.11%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                   $1,590           $  756
Ratio of operating expenses to average net assets        1.20%(a)         1.00%(a)
Ratio of net investment income to average net assets     3.95%            4.24%
Portfolio turnover rate                                   47%              21%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements           1.44%            1.31%



                                                         PERIOD            YEAR              PERIOD
                                                         ENDED             ENDED             ENDED
Investor C Shares                                     03/31/96(b)        11/30/95          11/30/94*
Operating performance:
Net asset value, beginning of period                   $ 10.17            $  9.24          $ 9.35
Net investment income                                    0.14               0.43            0.03
Net realized and unrealized gain/(loss) on
 investments                                           ( 0.14)              0.93           (0.11)
Net increase/(decrease) in net asset value from
 operations                                              0.00               1.36           (0.08)
Distributions:
Dividends from net investment income                   ( 0.14)            ( 0.43)          (0.03)
Distributions from net realized capital gains             --                 --               --
Total dividends and distributions                      ( 0.14)            ( 0.43)          (0.03)
Net asset value, end of period                         $ 10.03            $ 10.17          $ 9.24
Total return++                                           0.03%             14.96%          (0.52)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                   $  716             $  359           $    2
Ratio of operating expenses to average net assets        1.00%+(a)          0.95%(a)        0.85%+(a)
Ratio of net investment income to average net assets     4.25%+             4.41%           4.09%+
Portfolio turnover rate                                    4%                31%              51%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements           1.33%+             1.34%           1.38%+

* Nations Intermediate Municipal Bond Fund Investor C Shares commenced operations on November 3, 1994.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Municipal Income Fund



                                         YEAR         YEAR         PERIOD
                                        ENDED         ENDED         ENDED
Investor C Shares                      03/31/98      03/31/97    03/31/96(b)
Operating performance:
Net asset value, beginning of
 period                                $ 10.89       $ 10.84      $ 11.08
Net investment income                     0.49          0.53         0.18
Net realized and unrealized
 gain/(loss) on investments               0.62          0.05       ( 0.24)
Net increase/(decrease) in net
 asset value from operations              1.11          0.58       ( 0.06)
Distributions:
Dividends from net investment
 income                                 ( 0.49)       ( 0.53)      ( 0.18)
Distributions from net realized
 capital gains                          ( 0.05)          --           --
Total dividends and distributions       ( 0.54)       ( 0.53)      ( 0.18)
Net asset value, end of period         $ 11.46       $ 10.89      $ 10.84
Total return++                           10.37%         5.50%      ( 0.60)%
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)    $2,444        $1,713       $2,173
Ratio of operating expenses to
 average net assets                       1.33%         1.10%        1.16%+
Ratio of operating expenses to
 average net assets including
 interest expense                            (a)           (a)          (a)
Ratio of net investment income to
 average net assets                       4.24%         4.91%        4.79%+
Portfolio turnover rate                     38%           25%           4%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                           1.57%         1.41%        1.47%+



                                           YEAR          YEAR       YEAR           YEAR
                                           ENDED        ENDED       ENDED         ENDED
Investor C Shares                        11/30/95     11/30/94    11/30/93      11/30/92*
Operating performance:
Net asset value, beginning of
 period                                  $  9.64    $ 11.33      $ 10.65        $ 10.48
Net investment income                      0.51       0.49         0.50           0.21
Net realized and unrealized
 gain/(loss) on investments                1.44     ( 1.44)        0.72           0.17
Net increase/(decrease) in net
 asset value from operations               1.95     ( 0.95)        1.22           0.38
Distributions:
Dividends from net investment
 income                                  ( 0.51)    ( 0.49)#     ( 0.50)        ( 0.21)
Distributions from net realized
 capital gains                              --      ( 0.25)      ( 0.04)           --
Total dividends and distributions        ( 0.51)    ( 0.74)      ( 0.54)        ( 0.21)
Net asset value, end of period           $ 11.08    $  9.64      $ 11.33        $ 10.65
Total return++                            20.65%    ( 8.86)%      11.69%          3.63%+++
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)     $2,268     $3,064       $6,331         $3,744
Ratio of operating expenses to
 average net assets                        1.35%      1.36%        1.27%          1.21%+
Ratio of operating expenses to
 average net assets including
 interest expense                             (a)     1.37%          --            --
Ratio of net investment income to
 average net assets                        4.88%      4.67%        4.49%          4.36%+
Portfolio turnover rate                     49%        63%           48%           19%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                            1.63%      1.65%        1.59%          1.61%+

* Nations Municipal Income Fund Investor C Shares commenced operations on June 17, 1992.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ Unaudited.

# Amount includes distributions in excess of net investment income, which were less than $0.01 per share.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of the Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.

Bank Instruments: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Each Fund will limit its investments in bank obligations so they do not exceed 25% of the Fund's total assets at the time of purchase.


U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations) and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

Borrowings: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements with BONY, the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.

Fixed Income Investing: The performance of the fixed income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.



Futures, Options and Other Derivative Instruments: Each Fund may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.

The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAI.

Illiquid Securities: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid. Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities, are subject to the limitation on illiquid securities.


If otherwise consistent with their investment objectives and policies, the Funds may purchase securities which are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Fund's Board of Trustees, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

Interest Rate Transactions: In order to attempt to protect the value of their portfolio from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.


The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index is below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

Money Market Instruments: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

Municipal Securities: The two principal classifications of Municipal Securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usu-ally directly related to the credit standing of the corporate user of the facility involved.


Municipal Securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


Municipal Securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.


Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by NationsBank to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


Municipal Securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.


Municipal Securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income taxes.


In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/ dealers with respect to Municipal Securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.

Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in Municipal Securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

Other Investment Companies: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations Funds' non-money market funds may purchase shares of Nations Funds' money market funds.

Repurchase Agreements: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a maturity of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

Securities Lending: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in their judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets, which may include cash collateral received for securities loans. Cash collateral received by a Nations Fund may be invested in a Nations Funds' money market fund.

Stock Index, Interest Rate and Currency Futures Contracts: The Funds may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. The contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.

Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. Government Obligations: U.S. Government obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government- sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Variable- and Floating-Rate Instruments:
Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.

When-Issued, Delayed Delivery and Forward Commitment Securities: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities take place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

  Appendix B  --  Description Of Ratings



The following summarizes the highest eight ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.



       AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.


       AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

       A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


       BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

       BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

       CCC, CC -- An obligation rated CCC is vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation; an obligation rated CC is highly vulnerable to nonpayment.


To provide more detailed indications of credit quality, the AA, A, BBB and CCC ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the highest eight ratings used by Moody's for corporate and municipal bonds. The first four ratings denote investment grade securities.

       Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa -- Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       Caa, Ca -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.


The following summarizes the highest four ratings used by D&P for bonds, each of which denotes that the securities are investment grade:


       AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.


       AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.


       A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


       BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.


To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.


The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:


       AAA -- "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.


       AA -- "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

       A -- "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

       BBB -- "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

       MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

       MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.


The following summarizes the two highest ratings used by S&P for short-term municipal notes:


       SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.


       SP-2 -- Satisfactory capacity to pay principal and interest.


The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2 and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment.

Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

The following summarizes the two highest rating categories used by Fitch for short-term obligations:

       F1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Commercial paper rated A-3 or B correlates with the S&P Bond rankings (described above) of BBB/ BBB- and BB+, respectively.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

       AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

       AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

       A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

       BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vul nerable to adverse developments (both internal and external) than obligations with higher ratings.

The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

       TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

       TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".


       TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.


       TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Prospectus
                                                               Investor C Shares

                                                                  August 1, 1998
                                                              as supplemented on
                                                                          , 1998


This Prospectus describes the investment portfolios listed in the column to the right (each a "Fund"), of Nations Fund Trust and Nations Fund, Inc., each an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations Funds Family"). This Prospectus describes one class of shares of the Funds -- Investor C Shares.


This Prospectus sets forth concisely the information about each Fund that a prospective purchaser of Investor C Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about Nations Fund Trust and Nations Fund, Inc. is contained in a separate Statement of Additional Information (the "SAI"), that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling Nations Funds at its address or telephone number shown below. The SAI for Nations Funds, dated August 1, 1998, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to the Funds except Nations U.S. Government Bond Fund for which Boatmen's Capital Management, Inc. ("Boatmen's") is the investment sub-adviser. As used herein the term "Adviser" shall mean NBAI and/or TradeStreet and/or Boatmen's as the context may require, see "How The Funds Are Managed."


SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Nations Short-Term Income Fund
Nations Short-Intermediate Government Fund
Nations Government Securities Fund
Nations Strategic Fixed Income Fund
Nations Diversified Income Fund
Nations U.S. Government Bond Fund

For Fund information call:
1-800-321-7854


Nations Funds
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255




[NATIONS FUNDS LOGO APPEARS HERE]



NF-96142-8/98

                                                              Table Of Contents

About The                 Prospectus Summary                                  3
Funds                     -----------------------------------------------------
                          Expenses Summary                                    4
                          -----------------------------------------------------
                          Objectives                                          6
                          -----------------------------------------------------
                          How Objectives Are Pursued                          6
                          -----------------------------------------------------
                          How Performance Is Shown                           11
                          -----------------------------------------------------
                          How the Funds Are Managed                          12
                          -----------------------------------------------------
                          Organization And History                           15
                          -----------------------------------------------------


About Your                How To Buy Shares                                  17
Investment                -----------------------------------------------------

                          Investor C Shares -- Charges and Features          18

                          -----------------------------------------------------

                          How To Redeem Shares                               20

                          -----------------------------------------------------

                          How To Exchange Shares                             20

                          -----------------------------------------------------

                          Shareholder Servicing And Distribution Plans       21

                          -----------------------------------------------------

                          How The Funds Value Their Shares                   23

                          -----------------------------------------------------
                          How Dividends And Distributions Are Made;

                          Tax Information                                    23

                          -----------------------------------------------------

                          Financial Highlights                               24

                          -----------------------------------------------------

                          Appendix A -- Portfolio Securities                 31

                          -----------------------------------------------------

                          Appendix B -- Description of Ratings               41

                          -----------------------------------------------------

                          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

Prospectus Summary

o TYPE OF COMPANIES: Open-end management investment companies.

o INVESTMENT OBJECTIVES AND POLICIES:

  o Nations Short-Term Income Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in investment grade debt securities.

  o Nations Short-Intermediate Government Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  o Nations Government Securities Fund's investment objective is to seek high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  o Nations Strategic Fixed Income Fund's investment objective is to seek total return by investing in investment grade fixed income securities.

  o Nations Diversified Income Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.

  o Nations U.S. Government Bond Fund's investment objective is to seek total return and preservation of capital by investing in U.S. Government securities and repurchase agreements collateralized by such securities.

o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment management services to more than 60 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to certain of the Funds, and Boatmen's Capital Management, Inc. provides investment sub-advisory services to Nations U.S. Government Bond Fund. For more information about the investment adviser and sub-adviser to the Nations Funds, see "How The Funds Are Managed."

o DIVIDENDS AND DISTRIBUTIONS: The Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains are distributed at least annually.

o RISK FACTORS: Although NBAI, together with the investment sub-advisers, seek to achieve the investment objective of each Fund, there is no assurance that they will be able to do so. Investments in a Fund are not insured against loss of principal. Investments by a Fund in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect a Fund's investments in debt securities. The value of a Fund's investments in debt securities, including U.S. Government Obligations (as defined below), will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities which are not issued or guaranteed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Funds' investments may constitute derivative securities. Certain types of derivative securities can, under particular circumstances, significantly increase an investor's exposure to market and other risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- Risk Considerations" and
  "Appendix A."

o MINIMUM PURCHASE: $1,000 minimum initial investment per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction. See "How To Buy Shares."

Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Investor C Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.


NATIONS FUNDS INVESTOR C SHARES




                                                         Nations Short-
Shareholder                             Nations Short-    Intermediate
 Transaction                             Term Income       Government
 Expenses                                    Fund             Fund
Sales Load Imposed on Purchases             None             None
Maximum Deferred Sales Charge (as a
 percentage of the lower of the
 original purchase price or
 redemption proceeds)1                      1.00%             1.00%
Annual Fund
Operating Expenses
(as a percentage of
average net assets)
Management Fees (After Fee
 Waivers)                                    .30%              .40%
Rule 12b-1 Fees (After Fee Waivers)          .10%              .36%
Shareholder Servicing Fees                   .25%              .25%
Other Expenses (After Expense
 Reimbursements)                             .26%              .21%
Total Operating Expenses (After Fee
 Waivers and Expense
 Reimbursements)                             .91%             1.22%



Shareholder                                 Nations          Nations          Nations    Nations U.S.
 Transaction                              Government     Strategic Fixed   Diversified    Government
 Expenses                              Securities Fund     Income Fund     Income Fund    Bond Fund
Sales Load Imposed on Purchases            None              None            None           None
Maximum Deferred Sales Charge (as a
 percentage of the lower of the
 original purchase price or
 redemption proceeds)1                     1.00%            1.00%              1.00%        1.00%
Annual Fund
Operating Expenses
(as a percentage of
average net assets)
Management Fees (After Fee
 Waivers)                                   .50%             .50%               .50%         .40%
Rule 12b-1 Fees (After Fee Waivers)         .60%             .40%               .60%         .40%
Shareholder Servicing Fees                  .25%             .25%               .25%         .25%
Other Expenses (After Expense
 Reimbursements)                            .35%             .20%               .23%         .20%
Total Operating Expenses (After Fee
 Waivers and Expense
 Reimbursements)                           1.70%            1.35%              1.58%        1.25%



(1) Investor C Shares that are purchased at net asset value are subject to a Deferred Sales Charge if redeemed within one year of purchase.

Examples: You would pay the following expenses on a $1,000 investment in Investor C Shares of the indicated Fund, assuming (1) a 5% annual return and
(2) redemption at the end of each time period.



                              Nations Short-     Nations     Nations
             Nations Short-    Intermediate   Government    Strategic       Nations    Nations U.S.
              Term Income       Government    Securities   Fixed Income  Diversified    Government
                  Fund             Fund          Fund          Fund      Income Fund    Bond Fund
1 Year            $ 26             $ 22          $ 29          $ 24          $ 28          $ 23
3 Years           $ 49             $ 39          $ 58          $ 43          $ 54          $ 40
5 Years           $ 85             $ 67          $100          $ 74          $ 94          $ 69
10 Years          $186             $148          $218          $163          $205          $152

You would pay the following expenses on a $1,000 investment in Investor C Shares of the indicated Fund, assuming (1) a 5% annual return and (2) no redemption.





                              Nations Short-     Nations     Nations
             Nations Short-    Intermediate   Government    Strategic       Nations    Nations U.S.
              Term Income       Government    Securities   Fixed Income  Diversified    Government
                  Fund             Fund          Fund          Fund      Income Fund    Bond Fund
1 Year           $ 16              $ 12            $ 19         $ 14          $ 18        $ 13
3 Years          $ 49              $ 39            $ 58         $ 43          $ 54        $ 40
5 Years          $ 85              $ 67            $100         $ 74          $ 94        $ 69
10 Years         $186              $148            $218         $163          $205        $152


The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Investor C Shares will bear either directly or indirectly. The figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent Other Expenses are less than those shown, waivers and/or reimbursements of Management Fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fees waivers and/or reimbursements are decreased or discontinued, the amounts contained in the "Examples" above may increase. Long-term shareholders of the Funds could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed." For a more complete description of the Rule 12b-1 and shareholder servicing fees payable by the Funds, see "Shareholder Servicing And Distribution Plans."

Absent fee waivers, "Management Fees," "12b-1 Fees" and "Total Operating Expenses" for Investor C Shares of the indicated Fund would have been as follows: Nations Short-Term Income Fund -- .60%, .75% and 1.86%, respectively; Nations Short-Intermediate Government Fund -- .60%, .75% and 1.81%, respectively; Nations Government Securities Fund -- .64%, .75% and 1.99%, respectively; and Nations Diversified Income Fund -- .60%, .75% and 1.83%, respectively.

Absent fee waivers and expense reimbursements, "Management Fees," "12b-1 Fees," "Other Expenses" and "Total Operating Expenses" for Investor C Shares of the indicated Fund would have been as follows: Nations Strategic Fixed Income Fund -- .60%, .75%, .23% and 1.83%, respectively; and Nations U.S. Government Bond Fund -- .60%, .75%, .26% and 1.86%, respectively.

Effective May 1999, it is anticipated that certain voluntary total operating expenses limits put in place in connection with the reorganization of The Pilot Funds into the Nations Funds will terminate with respect to the following funds: Nations Strategic Fixed Income Fund, Nations U.S. Government Bond Fund, and Nations Short-Intermediate Government Fund. For more information, see the SAI.

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.


Objectives

Nations Short-Term Income Fund: Nations Short-Term Income Fund's investment objective is to seek high current income consistent with minimal fluctuation of principal. The Fund invests in investment grade debt securities.

Nations Short-Intermediate Government Fund: Nations Short-Intermediate Government Fund's investment objective is to seek high current income consistent with modest fluctuation of principal. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Nations Government Securities Fund: Nations Government Securities Fund's investment objective is to seek high current income consistent with moderate fluctuation of principal. The Fund invests primarily in intermediate-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Nations Strategic Fixed Income Fund: Nations Strategic Fixed Income Fund's investment objective is to seek total return by investing in investment grade fixed income securities.

Nations Diversified Income Fund: Nations Diversified Income Fund's investment objective is to seek total return with an emphasis on current income by investing in a diversified portfolio of fixed income securities.

Nations U.S. Government Bond Fund: Nations U.S. Government Bond Fund's investment objective is to seek total return and preservation of capital by investing in U.S. Government securities and repurchase agreements collateralized by such securities.


Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. Investments in the Funds are not insured against loss of principal.


How Objectives Are Pursued

Nations Short-Term Income Fund: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade debt obligations. It is expected that the average dollar-weighted maturity of the Fund will not exceed five years and the duration of the Fund's portfolio will not exceed three years.


The Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade by one of the following nationally recognized statistical rating organizations, Duff & Phelps Credit Rating Co. ("D&P"), Fitch IBCA ("Fitch"), Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Thomson BankWatch, Inc. ("BankWatch") (collectively, "NRSROs"), or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; and mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, collateralized mortgage obligations or "CMOs", real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the NRSROs, or, if not so rated, determined by the Adviser to be of comparable quality to instruments so rated. The Fund may also invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations").


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.


As noted above, the Fund will invest in investment grade debt obligations. Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund also may invest in "high quality" money market instruments (i.e., those within the two highest rating categories or unrated instruments determined by the Adviser to be of comparable quality), repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.


Nations Short-Intermediate Government Fund: In pursuing its investment objective, Nations Short-Intermediate Government Fund invests substantially all of its assets in U.S. Government Obligations and repurchase agreements relating to such obligations. Under normal market conditions, it is expected that the average dollar-weighted maturity of the Fund's portfolio will be between three and five years and the duration will not exceed five years. U.S. Government Obligations have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund. The value of the Fund's portfolio generally will vary inversely with changes in prevailing interest rates.


The Fund also may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.


The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, prevailing market or economic circumstances warrant.

Nations Government Securities Fund: In pursuing its investment objective, Nations Government Securities Fund invests at least 65% of its assets in U.S. Government Obligations. Under normal market conditions, it is expected that the average dollar-weighted maturity of the Fund's portfolio will be between five and 12 years and the Fund's duration is expected to be in a range of 3.5 to eight years.


The Fund also may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the NRSROs, or if not so rated, determined by the

Adviser to be of comparable quality to instruments so rated; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.


The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportion as, in the Adviser's opinion, prevailing market economic circumstances warrant.


Nations Strategic Fixed Income Fund: In pursuing its investment objective, the Fund will, under normal market conditions, invest at least 65% of the total value of its assets in investment grade fixed income securities. It is expected that the average dollar-weighted maturity of the Fund's portfolio will be ten years or less and under no circumstances will it exceed 15 years.


The Fund may invest in corporate convertible and non-convertible debt obligations, including bonds, notes and debentures rated investment grade at the time of purchase by one of the NRSROs, or if not so rated, determined by the Adviser to be of comparable quality to instruments so rated; U.S. Government Obligations; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the NRSROs, or if not so rated, determined by the Adviser to be of comparable quality. The Fund also may invest in dividend-paying preferred and common stock.


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

The Fund will invest in investment grade debt obligations. Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund also may invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.

Nations Diversified Income Fund: In pursuing its investment objective, the Fund will invest at least 65% of the total value of its assets in investment grade debt obligations. It is expected that the average dollar-weighted maturity of the Fund's portfolio will greater than five years.


The Fund may invest in corporate convertible and non-convertible debt obligations; U.S. Government Obligations; dollar-denominated and non-dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; mortgage-related securities of governmental issuers or of private issuers, including mortgage pass-through certificates, CMOs, real estate investment trust securities or mortgage-backed bonds; other asset-backed and municipal securities rated by one of the NRSROs, or if not so rated, determined by the Adviser to be of comparable quality.


Most obligations acquired by the Fund will be issued by companies or governmental entities located within the United States. The Fund may invest up to 25% of its assets in foreign securities.

Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by S&P or "Baa" by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.


Up to 35% of the total value of the Fund's assets may be invested in lower-quality fixed income securities rated "B" or better by Moody's or S&P, or if not so rated, determined by the Adviser to be of comparable quality. Securities which are rated "B" generally lack characteristics of the desirable investment, and assurance of interest and principal payment over any long period of time may be limited. Non-investment-grade debt securities are sometimes referred to as "high yield bonds" or "junk bonds." They tend to have speculative characteristics, generally involve more risk of principal and income than higher rated securities, and have yields and market values that tend to fluctuate more than higher quality securities.


Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


The Fund may hold or invest in "high quality" money market instruments, repurchase agreements and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Adviser's opinion, prevailing market or economic circumstances warrant.

Nations U.S. Government Bond Fund: Under normal market conditions, the Fund will invest at least 65% of its total assets in U.S. Government securities and repurchase agreements collateralized by such securities. While the maturity of individual securities will not be restricted, except during temporary defensive periods or unusual market conditions, the average dollar-weighted maturity of the Fund will be between five and 30 years. The Fund may invest in a variety of U.S. Government Obligations. The Fund may also invest in interests in the foregoing securities, including collateralized mortgage obligations issued or guaranteed by a U.S. Government agency or instrumentality. U.S. Government Obligations have historically had a very low risk of loss of principal if held to maturity. The Fund, however, can give no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities if it were not legally required to do so.


The Fund may also invest up to 35% of its total assets in debt securities of U.S. and foreign corporate and foreign government issuers, American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"), zero coupon bonds and cash equivalents. The Fund will purchase only those non-government investments which are rated investment grade or better by at least one NRSRO or, if unrated, are determined by the Adviser to be of comparable quality. If a portfolio security held by the Fund ceases to be rated investment grade by at least one NRSRO or if the Adviser determines that an unrated portfolio security held by the Fund is no longer of comparable quality to an investment grade security, the security will be sold in an orderly manner as quickly as possible. Additionally, the Fund may also invest in futures contracts, interest rate swaps and options.


The value of the Fund's portfolio (and consequently its shares) is expected to fluctuate inversely in relation to changes in the direction of interest rates. For more information concerning these and other investments in which the Fund may invest, see "Appendix A".

General: Each of the Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures and options thereon approved by the Commodity Futures Trading Commission (the "CFTC") for market exposure risk-management. Each of the Funds may lend its portfolio securities to qualified institutional investors and may invest in restricted, private placement and other illiquid securities. Each of the Funds may engage in reverse repurchase agreements and dollar roll transactions. Additionally, each Fund may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies.


The Funds also may invest in instruments issued by trusts or certain partnerships including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such trusts and partnerships.


Certain securities that have variable or floating interest rates or demand, put or prepayment features may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Funds.


Duration, as used in this Prospectus, means modified duration, which is a measure of the expected life of fixed income securities on a present value basis. Duration is used to estimate how much a Fund's share price will fluctuate in response to a change in interest rates. To see how a Fund's share price could shift, multiply the Fund's duration by the change in rates. If interest rates rise by one percentage point, for example, the share price of a Fund with a duration of five years would decline by about 5%. If rates decrease by one percentage point, the Fund's share price would rise by about 5%.


Average dollar-weighted maturity is the average length of time until fixed income securities held by a Fund reach maturity and are repaid. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.


Although changes in the value of securities subsequent to their acquisition are reflected in the net asset value of the Funds' shares, such changes will not affect the income received by the Funds from such securities. However, since available yields vary over time, no specific level of income can ever be assured. The dividends paid by the Funds will increase or decrease in relation to the income received by the Funds from their investments, which will in any case be reduced by the Funds' expenses before being distributed to the Funds' shareholders.

For more information concerning these and other instruments in which the Funds invest and their investment practices, see "Appendix A."

Portfolio Turnover: Generally, the Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If a Fund's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Fund and its shareholders. For the Funds' portfolio turnover rates, see "Financial Highlights."

Risk Considerations: The value of a Fund's investments in debt securities, including U.S. Government Obligations, will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.

Investments by a Fund in common stocks and other equity securities are subject to stock market risk. The value of the stocks that the Fund holds, like the broader stock market, may decline over short or even extended periods.

Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under particular circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with the Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A."

Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the Funds' operations. The Funds' principal service providers have advised the Funds that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the Funds invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, a Fund's return could be adversely affected.

Investment Limitations: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.


Each Fund may not:

1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.

3. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, such Fund will not hold more than 10% of the voting securities of any issuer.

Nations U.S. Government Bond Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements and mortgage rolls; provided that the Fund will maintain asset coverage of 300% for all borrowings.

The investment objective and policies of each Fund, unless otherwise specified, may be changed without shareholder approval. Shareholders of Nations U.S. Government Bond Fund, however, must receive at least 30 days' prior written notice in the event an investment objective is changed. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their current position and needs.


How Performance Is Shown


From time to time, a Fund may advertise the "total return" and "yield" on a class of shares. TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares may be calculated on an average annual total return basis or an aggregate total return basis. The "total return" of a class of shares refers to the average annual compounded rates of return over one-, five-, and ten-year periods or the life of a Fund (as stated in a Fund's advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, (reflecting the deduction of any applicable contingent deferred sales charge ("CDSC")) assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period, again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods or may not reflect a deduction of any applicable CDSC.


"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period. The yield on a class of shares does not reflect deduction of any applicable CDSC.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with such Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time.


In addition to Investor C Shares, the Funds offer Primary A, Primary B, Investor A and Investor B Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Total return and yield quotations will be computed separately for each class of the Funds' shares. Any fees charged by a selling agent and/or servicing agent directly to its customers' accounts in connection with investments in a Fund will not be included in calculations of yield and total return or yield. Any quotation of total return or yield not reflecting CDSCs would be reduced if such sales charges were reflected. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's selling agent or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.



How The Funds Are Managed

The business and affairs of each of Nations Fund Trust and Nations Fund, Inc. are managed under the direction of its Board of Trustees and Board of Directors, respectively. The SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust. and each Director of Nations Fund, Inc.

As described below, each Fund is advised by NBAI which is responsible for the overall management and supervision of the investment management of each Fund. Each Fund also is sub-advised by a separate investment sub-adviser, which as a general matter is responsible for the day-to-day investment decisions for the respective Fund.

Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.

NationsBank Corporation, the parent company of NationsBank, has signed an agreement to merge with BankAmerica Corporation. The proposed merger is subject to certain regulatory approvals and must be approved by shareholders of both holding companies. The merger is expected to close in the second half of 1998. NationsBank and NBAI have advised the Funds that the merger will not reduce the level or quality of advisory and other services provided to the Funds.

Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.

TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to all of the Funds except Nations U.S. Government Bond Fund. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.

Boatmen's Capital Management, Inc. serves as investment sub-adviser to Nations U.S. Government Bond Fund. Its principal offices are located at 100 North Broadway, St. Louis, Missouri 63102. Boatmen's is a wholly owned subsidiary of NationsBank.


Subject to the general supervision of Nations Fund Trust's Board of Trustees and Nations Fund, Inc.'s Board of Directors, and in accordance with the Funds' investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares of a Fund, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.


For the services provided and expenses assumed pursuant to the investment advisory agreement, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of .60% of the average daily net assets of each of Nations Short-Term Income Fund, Nations Diversified Income Fund, Nations Strategic Fixed Income Fund, Nations Short-Intermediate Government Fund and Nations U.S. Government Bond Fund; and .65% of the first $100 million of the Nations Government Securities Fund's average daily net assets, plus .55% of the Fund's average daily net assets in excess of $100 million and up to $250 million, plus .50% of the Fund's average daily net assets in excess of $250 million.


For the services provided pursuant to investment sub-advisory agreements, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rate of .15% of Nations Short-Term Income Fund's, Nations Short-Intermediate Government Fund's, Nations Government Securities Fund's, Nations Strategic Fixed Income Fund's and Nations Diversified Income Fund's average daily net assets.

NBAI will pay Boatmen's sub-advisory fees at the rate of .15% of the average net assets of Nations U.S. Government Bond Fund.

From time to time, NBAI and/or TradeStreet and/or Boatmen's may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.

For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Short-Intermediate Government Fund --.40%, Nations Short-Term Income Fund -- .30%, Nations Diversified Income Fund -- .50% and Nations Strategic Fixed Income Fund -- .48%.

For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund, Inc. paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Government Securities Fund -- .50% and Nations U.S. Government Bond Fund -- .33%.

For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, NBAI paid TradeStreet under the investment sub-advisory agreements, sub-advisory fees at the indicated rates of the following Funds' average daily net assets: Nations Short-Intermediate Government Fund -- .15%, Nations Short-Term Income Fund --
 .15%, Nations Diversified Income Fund -- .15% and Nations Strategic Fixed Income Fund -- .15% and Nations Government Securities Fund -- .15%.

For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, NBAI paid Boatmen's under the investment sub-advisory agreement, sub-advisory fees at the rate of .15% of Nations U.S. Government Bond Fund's average daily assets.

The Fixed Income Management Team of TradeStreet is responsible for the day-to-day management of Nations Short-Intermediate Government Fund, Nations Government Securities Fund, Nations Short--

Term Income Fund, Nations Diversified Income Fund and Nations Strategic Fixed Income Fund.


The Fixed Income Committee of Boatmen's is responsible for the day-to-day management of Nations U.S. Government Bond Fund.


Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the investment advisory agreements and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Other Service Providers: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Funds pursuant to administration agreements. Pursuant to the terms of the administration agreements, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.


First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Funds pursuant to co-administration agreements. Under the terms of the co-administration agreements, First Data provides various administrative and accounting services to the Funds, including performing the calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements, maintaining the portfolio records and certain general accounting records for the Funds.


For the services rendered pursuant to the administration and co-administration agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Short-Intermediate Government Fund -- .10%, Nations Short-Term Income Fund -- .10%, Nations Diversified Income Fund -- .10%, Nations Strategic Fixed Income Fund -- .10%.



For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund, Inc. paid its administrators combined fees at the indicated rates of the following Fund's average daily net assets: Nations Government Securities Fund -- .10% and Nations U.S. Government Bond Fund -- .10%.


NBAI serves as sub-administrator for the Funds pursuant to a sub-administration agreement. Pursuant to the terms of the sub-administration agreement, NBAI assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NBAI shall be entitled to receive a monthly fee from Stephens based on an annual rate of
 .01% of the Funds' average daily net assets.


Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. Nations Funds has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Investor C Shares. See "Shareholder Servicing And Distribution Plans."


The Bank of New York ("BONY" or the "Custodian"), located at 90 Washington Street, New York, New York 10286, provides cutodial services for the assets of each Fund. In return for providing custodial services to the Nations Funds Family, BONY is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum, on the aggregate net assets of all Nations Funds' non-money market funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations Funds' money market funds.

First Data serves as transfer agent (the "Transfer Agent") for the Funds' Investor C Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.

PricewaterhouseCoopers LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachuetts 02110.

Expenses: The accrued expenses of each Fund are deducted from the Funds' accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; interest; fees (including fees paid to Nations Funds' Directors, Trustees and officers); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Investor C Shares may bear certain class specific expenses and also bear certain additional shareholder service and sales support costs. Any general expenses of Nations Fund Trust and/or Nations Fund, Inc. that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bear to the assets of Nations Fund Trust and Nations Fund, Inc. or in such other manner as the Board of Trustees or Board of Directors deems appropriate.


Organization And History

The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations Annuity Trust and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.

Nations Fund Trust: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Funds currently offer five classes of shares -- Investor A, Investor B, Investor C, Primary A and Primary B Shares. This Prospectus relates only to the Investor C Shares of the following Funds of Nations Fund Trust: Nations Short-Term Income Fund, Nations Diversified Income Fund, Nations Strategic Fixed Income Fund and Nations Short-Intermediate Government Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Selling Agent (as defined below) or Nations Funds at 1-800-321-7854.


Each share is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.


Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See the SAI for examples of when the 1940 Act requires voting by fund.

As of August 1, 1998, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.

Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.

Nations Fund, Inc.: Nations Fund, Inc. was incorporated in Maryland on December 13, 1983, but had no operations prior to December 15, 1986. Nations Fund, Inc.'s fiscal year end is March 31; prior to 1996, Nations Fund, Inc.'s fiscal year end was May 31. As of the date of this Prospectus, the authorized capital stock of Nations Fund, Inc. consists of 460,000,000,000 shares of common stock, par value of $.001 per share, which are divided into series or funds each of which consists of separate classes of shares. This Prospectus relates only to the Investor C Shares of the following Funds of Nations Fund, Inc.: Nations Government Securities Fund and Nations U.S. Government Bond Fund. To obtain additional information regarding the Fund's other classes of shares which may be available to you, contact your Selling Agent (as defined below) or Nations Funds at 1-800-321-7854.

Shares of each fund and class have equal rights with respect to voting, except that the holders of shares of a particular fund or class will have the exclusive right to vote on matters affecting only the rights of the holders of such fund or class. In the event of dissolution or liquidation, holders of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of that portion of the assets allocated to that class held in the respective fund of Nations Fund, Inc., less (b) the liabilities of Nations Fund, Inc. attributable to the respective fund or class or allocated among the funds or classes based on the respective liquidation value of each fund or class.

Shareholders of Nations Fund, Inc. do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all funds voting together for election of directors may elect all of the members of the Board of Directors of Nations Fund, Inc. Meetings of shareholders may be called upon the request of 10% or more of the outstanding shares of Nations Fund, Inc. There are no preemptive rights applicable to any of Nations Fund, Inc.'s shares. Nations Fund, Inc.'s shares, when issued, will be fully paid and non-assessable.

As of August 1, 1998, NationsBank and its affiliates possessed or shared power to dispose of or vote with respect to more than 25% of the outstanding shares of Nations Fund, Inc. and therefore could be considered to be a controlling person of Nations Fund, Inc. for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI. It is anticipated that Nations Fund, Inc. will not hold annual shareholder meetings on a regular basis unless required by the 1940 Act or Maryland law.

Because this Prospectus combines disclosure on two separate investment companies, there is a possibility that one investment company could become liable for a misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning another investment company. Nations Fund Trust and Nations Fund, Inc. have entered into an indemnification agreement that creates a right of indemnification from the investment company responsible for any such misstatement, inaccuracy or incomplete disclosure that may appear in this Prospectus.

About Your Investment


  How To Buy Shares



This Prospectus offers one class of shares to the general public. Investor C Shares are sold without an initial sales charge and are subject to a CDSC upon certain redemptions. Contact your Agent or Nations Funds at 1-800-321-7854 for more information.


The Funds have established various procedures for purchasing Investor C Shares in order to accommodate different investors. Purchase orders for Investor C Shares may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a servicing agreement ("Servicing Agreement") with NationsBank ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents").

The Funds reserve the right, in their discretion, to make Investor C Shares available to other categories of investors, including those who become eligible in connection with a merger or reorganization.

There is a minimum initial investment of $1,000 in the Funds, except that the minimum initial investment is:

o $500 for IRA investors;

o $250 for non-working spousal IRAs; and

o $100 for investors participating on a monthly basis in the Systematic Investment Plan described below.

There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs"), Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Accounts ("SAR-IRAs"), or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Funds reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.



Investor C Shares are purchased at net asset value per share without the imposition of a sales charge, but are subject to a CDSC if redeemed within one year after purchase. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").



The Servicing Agents will provide various shareholder services for, and the Selling Agents will provide sales support assistance to, their respective customers ("Customers") who own Investor C Shares. Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents." From time to time the Agents, Stephens and Nations Funds may agree to voluntarily reduce the maximum fees payable for sales support or shareholder services.


Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Investor C Shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

Effective Time of Purchases: Purchase orders for Investor C Shares in the Funds which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day. In the event that the Exchange closes early, purchase orders received prior to closing will be priced as of the time the Exchange closes and purchase orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Purchase orders are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following the receipt of the order, as determined above. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.

The Agents are responsible for transmitting orders for purchases of Investor C Shares by their Customers, and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.

Systematic Investment Plan: Under the Funds' Systematic Investment Plan ("SIP"), a shareholder may automatically purchase Investor C Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent.

Telephone Transactions: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.


Investor C Shares -- Charges and Features



Investor C Contingent Deferred Sales Charge:
Subject to certain waivers, Investor C shares of Nations Short-Term Income Fund, Nations Short-Intermediate Government Fund, Nations Government Securities Fund, Nations Strategic Fixed Income Fund, Nations Diversified Income Fund and Nations U.S. Government Bond Fund that are redeemed within one year of the date of purchase will be subject to a CDSC equal to 1.00% of the lesser of the net asset value or the purchase price of the shares being redeemed. No CDSC is imposed on increases in net asset value above the initial purchase price, including shares acquired by reinvestment of distributions.


Solely for purposes of determining the period of time that has elapsed from the purchase of any Investor C Shares, all purchases during a month will be aggregated and deemed to have been made on the last day of the month. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of shares held for the longest period of time or shares acquired pursuant to reinvestment of dividends or distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.

The CDSC will be waived on redemptions of Investor C Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder (including a registered joint owner),
(ii) in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA, or Custodial Account under Section 403(b)(7) of the Code, following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an IRA; and (d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to Section 72(t)(2) of the Code, (iii) payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks, (iv) effected pursuant to Nations Funds' right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor C shares held in the account is less than the minimum account size, (v) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Investor C Shares in the account, and (vi) in connection with the combination of Nations Funds with any other registered investment company by a merger, acquisition of assets or by any other transaction. In addition, the CDSC will be waived on Investor C Shares purchased before September 30, 1994 by current or retired employees of NationsBank and its affiliates or by current or former Trustees or Directors of Nations Funds or other management companies managed by NationsBank. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC.

Reinstatement Privilege: Within 120 days after a redemption of Investor C Shares of the Fund, a shareholder may reinvest any portion of the proceeds of such redemption in Investor C Shares of the Fund. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor C Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.

Automatic Withdrawal Plan: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Fund if the value of the Investor C Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor C Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis 12% of the net value of the Investor C Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor C Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by Nations Funds at any time.

How To Redeem Shares


Redemption orders should be transmitted by telephone or in writing through the same Agent that transmitted the original purchase order. Redemption orders for Investor C Shares of the Funds which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value next determined after acceptance of the order. In the event that the Exchange closes early, redemption orders received prior to closing will be priced as of the time the Exchange closes and redemption orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Redemption orders are effected at the net asset value per share next determined after receipt of the order by Stephens the Transfer Agent, or their respective agents, less any applicable CDSC. The Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent or their respective agents and for crediting their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Nations Funds. There is no redemption charge.


Redemption proceeds are normally wired to the redeeming Agent within three Business Days after receipt of the order by Stephens or by the Transfer Agent or their respective agents. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately.


Nations Funds may redeem a shareholder's Investor C Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Funds also may redeem shares of a Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.



Prior to effecting a redemption of Investor C Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.


How To Exchange Shares


The exchange feature enables a shareholder of Investor C Shares of a Nations Funds non-money market fund to acquire shares of the same class that are offered by another non-money market fund of Nations Funds (other than an index fund) or Daily Shares of any Nations Funds money market fund when he or she believes that a shift between funds is an appropriate investment decision. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.

If a shareholder acquires Investor C Shares of a non-money market fund through an exchange, the CDSC applicable to that current fund will be applied to any redemption of the acquired Shares. However, if a shareholder acquires Daily Shares of a money market fund through an exchange of Investor C Shares, the CDSC applicable to the exchanged Investor C Shares will be applied on any redemption of the acquired Daily Shares. Notwithstanding the foregoing, if a shareholder redeems shares acquired through an exchange, the shareholder will be subject to the highest CDSC applicable to any shares that were exchanged within the 30 days prior to the redemption.


The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

The Investor C Shares exchanged must have a current value of at least $1,000 (except for exchanges through the Automatic Exchange Feature, which is described below). Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. An investor may telephone an exchange request by calling his/her Selling or Servicing Agent which is responsible for transmitting such request to Stephens or to the Transfer Agent.


During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing the request directly to the Selling or Servicing Agent through which the original shares were purchased. An investor should consult his/ her Selling or Servicing Agent or Stephens for further information regarding exchanges.

Automatic Exchange Feature: Under the Funds' Automatic Exchange Feature ("AEF") a shareholder may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one fund of Nations Funds to another as allowed by the applicable exchange rules within the prospectus. Exchanges will occur on or about the 15th or the last day of the applicable month. The shareholder must have an existing position in both Funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, an investor should contact his/her Selling Agent or Nations Funds.


Shareholder Servicing And Distribution Plans

Pursuant to Rule 12b-1 under the 1940 Act, the Trustees have approved a Distribution Plan with respect to the Investor C Shares of each Fund. Pursuant to the Distribution Plan, each Fund may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Fund's Investor C Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees provided that the annual rate may not exceed .75% of the average daily net asset value of each Fund's Investor C Shares.

The fees payable under the Distribution Plan are used (i) to compensate Selling Agents for providing sales support assistance relating to Investor
C Shares, (ii) to pay for promotional activities intended to result in the sale of Investor C Shares such as the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor C Shares. Currently, substantially all fees paid pursuant to the Distribution Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by Stephens to partially defray other expenses incurred by Stephens in distributing Investor C Shares. Fees received by Stephens pursuant to the Distribution Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of Stephens.


Nations Funds and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Distribution Plan described above and the terms of the Sales Support Agreement between Selling Agents and Stephens. See the SAI for more details on the Distribution Plan.


The Trustees and Directors also have approved a shareholder servicing plan ("Investor C Servicing Plan") for each Fund which permits the Funds to compensate Servicing Agents for services provided to their Customers that own Investor C Shares. Payments under the Investor C Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed .25% of the average daily net asset value of the Investor C Shares.


The fees payable under the Investor C Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor C Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor C Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from a Fund on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor C Shares; (v) arranging for bank wires; and
(vi) providing general shareholder liaison services.


Nations Funds may suspend or reduce payments under the Investor C Servicing Plan at any time, and payments are subject to the continuation of the Investor C Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Investor C Servicing Plan.


Nations Funds understands that Agents may charge fees to their Customers who are the owners of Investor Shares for various services provided in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Funds. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.


The Adviser may also pay out of its own assets amounts to Stephens or other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.


In addition, Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Distribution Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of a Fund during a specified period of time. Stephens may also, from time to time, pay additional consideration to Agents not to exceed .75% of the offering price per share on all sales of Investor C Shares as an expense of Stephens or for which Stephens may be reimbursed under the plan adopted pursuant to Rule 12b-1 or upon receipt of a CDSC. Any such additional consideration or incentive program may be terminated at any time by Stephens.


Stephens has also established a non-cash compensation program pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.


How The Funds Value Their Shares

The Funds calculate the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the Funds are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. In the event that the Exchange closes early, shares of the Funds will be priced as of the time the Exchange closes. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees or Directors.


How Dividends And Distributions Are Made; Tax Information

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly by the Funds. The Funds' net realized capital gains (including net short-term capital gains) are distributed at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Funds with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.

Shares of the Funds are eligible to begin earning dividends that are declared on the day the purchase order is executed and continue to be eligible for dividends through and including the day before the redemption order is executed.

The net asset value of Investor C Shares will be reduced by the amount of any dividend or distribution. Accordingly, dividends and distributions on newly purchased shares represent, in substance, a return of capital. However, such dividends and distributions would nevertheless be taxable. Certain Selling and Servicing Agents may provide for the reinvestment of dividends in the form of additional Investor Shares of the same class in the same Fund. Dividends and distributions are paid in cash within five Business Days of the end of the month to which the payment relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/her Investor C Shares.


Tax Information: Each Fund intends to continue to qualify as a "regulated investment company" under the Code. Such qualification relieves a Fund of liability for Federal income tax on amounts distributed in accordance with the Code.

The Funds intend to distribute substantially all of their net investment income each taxable year. Distributions by a Fund of its net investment income (including net foreign currency gains) and the excess, if any, of its net short-term capital gain over its net long-term capital loss generally are taxable as ordinary income to shareholders, whether such income is received in cash or reinvested in additional shares. Corporate investors generally will not be entitled to the dividends-received deduction on dividends paid by the Funds.


Substantially all of the Funds' net realized long-term capital gains will be distributed at least annually. The Funds will generally have no tax liability with respect to such gains, and the distributions generally will be taxable to shareholders as net capital gain, regardless of how long the shareholders have held the Funds' shares and whether such distributions are received in cash or reinvested in additional shares. Noncorporate shareholders may be taxed on such distributions at preferential rates.

Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and capital gain distributions paid during the prior year. Such dividends and capital gain distributions may be subject to state and local taxes.

Dividends and distributions declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Funds on December 31 of such year in the event such dividends and distributions are actually paid during January of the following year.


Federal law requires Nations Funds to withhold 31% from any distributions paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withold tax on dividends paid to certain foreign shareholders.


The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to foreign, state and local taxes. Further tax information is contained in the SAI.

Financial Highlights

The following financial information has been derived from the audited financial statements of Nations Fund Trust and Nations Fund, Inc. PricewaterhouseCoopers LLP is the independent accountant to Nations Fund Trust and Nations Fund, Inc. The reports of PricewaterhouseCoopers LLP for the most recent fiscal period of Nations Fund Trust and Nations Fund, Inc. accompany the financial statements for such period and are incorporated by reference in the SAI, which is available upon request. For more information see "Organization And History." Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and financial statements audited by the Funds' independent accountant.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Short-Term Income Fund



                                YEAR                YEAR
                               ENDED               ENDED
Investor C Shares            03/31/98            03/31/97#
Operating performance:
Net asset value,
 beginning of period          $ 9.68                $ 9.76
Net investment income          0.53                  0.55
Net realized and
 unrealized gain/(loss)
 on investments                0.09                 (0.08)
Net increase/(decrease) in
 net asset value from
 operations                    0.62                 $ 0.47
Distributions:
Dividends from net
 investment income            (0.53)                (0.55)
Distributions in excess of
 net investment income           --                    --
Distributions from capital       --                    --
Total dividends and
 distributions                (0.53)                (0.55)
Net asset value, end of
 period                       $ 9.77                $ 9.68
Total return++                 6.51%                 4.89%
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                   $2,992                $4,063
Ratio of operating
 expenses to average net
 assets                        0.91%(b)(c)           0.90%(b)
Ratio of net investment
 income to average net
 assets                        5.40%                 5.62%
Portfolio turnover rate          66%                  172%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements                1.21%(c)              1.20%



                              PERIOD        YEAR         YEAR        YEAR         PERIOD
                              ENDED        ENDED        ENDED        ENDED        ENDED
Investor C Shares          03/31/96(a)#   11/30/95#   11/30/94#     11/30/93    11/30/92*
Operating performance:
Net asset value,
 beginning of period         $ 9.84         $ 9.48      $ 10.01      $  9.75    $ 10.00
Net investment income         0.19           0.57         0.46         0.48       0.08
Net realized and
 unrealized gain/(loss)
 on investments              (0.08)          0.36       ( 0.51)        0.26     ( 0.26)
Net increase/(decrease) in
 net asset value from
 operations                   0.11           0.93       ( 0.05)        0.74     ( 0.18)
Distributions:
Dividends from net
 investment income           (0.19)          (0.57)     ( 0.44)       ( 0.48)   ( 0.07)
Distributions in excess of
 net investment income          --              --      ( 0.02)           --       --
Distributions from capital      --              --      ( 0.02)           --       --
Total dividends and
 distributions               (0.19)          (0.57)     ( 0.48)       ( 0.48)   ( 0.07)
Net asset value, end of
 period                      $ 9.76         $ 9.84      $  9.48      $ 10.01    $  9.75
Total return++                1.07%          10.08%     ( 0.51)%        7.73%   ( 1.82)%+++
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                  $6,121         $6,056      $8,102       $19,851    $6,747
Ratio of operating
 expenses to average net
 assets                       0.90%+          0.91%       0.89%         0.87%     0.80%+
Ratio of net investment
 income to average net
 assets                       5.72%+          5.97%       4.84%         4.77%     5.04%+
Portfolio turnover rate         73%            224%       293%           121%      45%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements               1.23%+          1.21%       1.21%         1.29%     1.40%+

* Nations Short-Term Income Fund Investor C Shares commenced operations on October 2, 1992.

+   Annualized.

++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.

+++ Unaudited.

# Per share net investment income has been calculated using the monthly average share method.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

(c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Short-Intermediate Government Fund



                              YEAR        YEAR           PERIOD
                             ENDED       ENDED           ENDED
Investor C Shares          03/31/98    03/31/97#      03/31/96(b)#
Operating performance:
Net asset value,
 beginning of period        $ 3.99      $ 4.07          $  4.14
Net investment income        0.20        0.21             0.07
Net realized and
 unrealized gain/(loss)
 on investments              0.13       (0.08)           (0.07)
Net increase/(decrease) in
 net asset value from
 operations                  0.33        0.13             0.00
Distributions:
Dividends from net
 investment income           (0.20)     (0.21)           (0.07)
Distributions from net
 realized capital gains         --         --               --
Total dividends and
 distributions               (0.20)     (0.21)           (0.07)(a)
Net asset value, end of
 period                     $ 4.12      $ 3.99          $  4.07
Total return++                8.45%      3.21%           (0.10)%
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                 $1,808      $8,334          $11,820
Ratio of operating
 expenses to average net
 assets                       1.31%      1.13%(c)(d)      1.13%+
Ratio of net investment
 income to average net
 assets                       4.83%      5.23%            4.82%+
Portfolio turnover rate        538%       529%             189%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements               1.51%      1.33%(d)         1.36%+



                              YEAR              YEAR          YEAR          PERIOD
                              ENDED            ENDED         ENDED          ENDED
Investor C Shares           11/30/95#        11/30/94       11/30/93      11/30/92*
Operating performance:
Net asset value,
 beginning of period         $  3.93          $  4.28          $ 4.16      $  4.19
Net investment income          0.22             0.20             0.20        0.10
Net realized and
 unrealized gain/(loss)
 on investments                0.21            (0.33)            0.14       (0.03)
Net increase/(decrease) in
 net asset value from
 operations                    0.43            (0.13)            0.34        0.07
Distributions:
Dividends from net
 investment income            (0.22)           (0.20)            (0.20)     (0.10)
Distributions from net
 realized capital gains          --            (0.02)            (0.02)        --
Total dividends and
 distributions                (0.22)(a)        (0.22)(a)         (0.22)     (0.10)
Net asset value, end of
 period                      $  4.14          $  3.93          $ 4.28      $  4.16
Total return++                11.15%           (2.80)%            8.20%      1.64%+++
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                  $13,206          $16,725          $31,440     $24,352
Ratio of operating
 expenses to average net
 assets                        1.10%            1.17%             1.30%      1.18%+
Ratio of net investment
 income to average net
 assets                        5.38%            5.18%             4.65%      4.80%+
Portfolio turnover rate         328%             133%               92%        25%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements                1.30%            1.38%             1.54%      1.44%+

* Nations Short-Intermediate Government Fund Investor C Shares commenced operations on June 17, 1992.

+   Annualized.

++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.

+++ Unaudited.

# Per share net investment income has been calculated using the monthly average share method.

(a) Includes distribution in excess of less than $0.01 per share.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(c) The effect of interest expense on the operating expense ratio was less than 0.01%.

(d) The effect of the credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Government Securities Fund



                                             YEAR               YEAR
                                            ENDED               ENDED
Investor C Shares                         03/31/98            03/31/97#
Operating performance:
Net asset value, beginning of period      $ 9.39                $ 9.67
Net investment income                      0.48                  0.55
Net realized and unrealized
 gain/(loss) on investments                0.51                 (0.30)
Net increase/(decrease) in net asset
 value from operations                     0.99                  0.25
Distributions:
Dividends from net investment
 income                                   (0.48)                (0.53)
Dividends in excess of net investment
 income                                      --                    --
Distributions in excess of net realized
 capital gains                               --                    --
Distributions from capital                   --                 (0.00)(b)
Total dividends and distributions         (0.48)                (0.53)
Net asset value, end of period            $ 9.90                $ 9.39
Total return++                            10.84%                 2.67%
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)      $  735                $1,835
Ratio of operating expenses to
 average net assets                        1.58%(c)(d)           1.30%
Ratio of net investment income to
 average net assets                        4.90%                 5.78%
Portfolio turnover rate                     303%                  468%
Ratio of operating expenses to
 average net assets without waivers
 and/or expense reimbursements             1.72%(d)              1.44%



                                          PERIOD        YEAR         YEAR       PERIOD
                                          ENDED        ENDED        ENDED       ENDED
Investor C Shares                     03/31/96(a)#   05/31/95#    05/31/94    05/31/93*#
Operating performance:
Net asset value, beginning of period     $ 9.86         $ 9.80      $ 10.46      $ 10.52
Net investment income                     0.47           0.57         0.55         0.59
Net realized and unrealized
 gain/(loss) on investments              (0.19)          0.06       ( 0.61)        0.02
Net increase/(decrease) in net asset
 value from operations                    0.28           0.63       ( 0.06)        0.61
Distributions:
Dividends from net investment
 income                                  (0.45)          (0.53)     ( 0.50)      ( 0.63)
Dividends in excess of net investment
 income                                  (0.02)             --      ( 0.01)         --
Distributions in excess of net realized
 capital gains                              --              --      ( 0.05)      ( 0.04)
Distributions from capital                  --           (0.04)     ( 0.04)         --
Total dividends and distributions        (0.47)          (0.57)     ( 0.60)      ( 0.67)
Net asset value, end of period           $ 9.67         $ 9.86      $  9.80      $ 10.46
Total return++                            2.83%           6.76%     ( 0.69)%       5.37%
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)     $2,558         $2,945      $5,265       $5,998
Ratio of operating expenses to
 average net assets                       1.48%           1.51%       1.48%        1.60%
Ratio of net investment income to
 average net assets                       5.68%+          5.94%       5.33%        5.92%+
Portfolio turnover rate                    199%            413%        56%         103%
Ratio of operating expenses to
 average net assets without waivers
 and/or expense reimbursements            1.63%+          1.69%       1.69%        1.75%+

* Nations Government Securities Fund Investor C Shares commenced operations on July 6, 1992.

+   Annualized.

++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.

# Per share net investment income has been calculated using the monthly average share method.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

(b) Amount represents less than $0.01.

(c) The effect of interest expense on the operating expense ratio was less than 0.01%.

(d) The effect of the credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Strategic Fixed Income Fund



                                 YEAR                YEAR
                                ENDED               ENDED
Investor C Shares             03/31/98            03/31/97#
Operating performance:
Net asset value,
 beginning of period          $  9.62                $ 9.93
Net investment income           0.52                  0.53
Net realized and
 unrealized gain/(loss)
 on investments                 0.41                 (0.20)
Net increase/(decrease) in
 net asset value from
 operations                     0.93                  0.33
Distributions:
Dividends from net
 investment income            ( 0.52)                (0.53)
Distributions in excess of
 net investment income           --                     --
Distributions from net
 realized capital gains          --                  (0.11)
Distributions from capital       --                  $(0.00)(b)
Total dividends and
 distributions                ( 0.52)                (0.64)
Net asset value, end of
 period                       $ 10.03                $ 9.62
Total return++                  9.87%                 3.38%
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                   $  943                 $1,068
Ratio of operating
 expenses to average net
 assets                         1.42%(c)(d)           1.21%(c)
Ratio of net investment
 income to average net
 assets                         5.16%                 5.48%
Portfolio turnover rate         244%                   368%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements                 1.53%(d)              1.31%(d)



                               PERIOD       YEAR         YEAR       YEAR        PERIOD
                               ENDED        ENDED       ENDED       ENDED       ENDED
Investor C Shares           03/31/96(a)   11/30/95    11/30/94    11/30/93    11/30/92*
Operating performance:
Net asset value,
 beginning of period         $ 10.22       $  9.32    $ 10.55      $  9.94    $ 9.97
Net investment income          0.17          0.54       0.47         0.48      0.02
Net realized and
 unrealized gain/(loss)
 on investments              ( 0.29)         0.90     ( 0.89)        0.62     (0.04)
Net increase/(decrease) in
 net asset value from
 operations                  ( 0.12)         1.44     ( 0.42)        1.10     (0.02)
Distributions:
Dividends from net
 investment income           ( 0.17)       ( 0.54)    ( 0.45)      ( 0.48)    (0.01)
Distributions in excess of
 net investment income          --             --     ( 0.02)          --        --
Distributions from net
 realized capital gains         --             --     ( 0.34)      ( 0.01)       --
Distributions from capital      --             --        --            --        --
Total dividends and
 distributions               ( 0.17)       ( 0.54)    ( 0.81)      ( 0.49)    (0.01)
Net asset value, end of
 period                      $  9.93       $ 10.22    $  9.32      $ 10.55    $ 9.94
Total return++               ( 1.22)%       15.87%    ( 4.14)%      11.20%    (0.22)%+++
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                  $  299        $  227     $   41       $   65     $   84
Ratio of operating
 expenses to average net
 assets                        1.22%+        1.21%      1.43%        1.36%     1.03%+
Ratio of net investment
 income to average net
 assets                        4.99%+        5.55%      4.68%        4.65%     5.40%+
Portfolio turnover rate        133%           228%      307%          161%       12%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements                1.33%+        1.31%      1.51%        1.52%     1.63%+

* Nations Strategic Fixed Income Fund Investor C Shares commenced operations on November 16, 1992.

+   Annualized.

++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.

+++ Unaudited.

# Per share net investment income has been calculated using the monthly average share method.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(b) Amount represents less than $0.01.

(c) The effect of the credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Diversified Income Fund



                               YEAR            YEAR           PERIOD
                              ENDED            ENDED          ENDED
Investor C Shares           03/31/98         03/31/97#     03/31/96(b)
Operating performance:
Net asset value,
 beginning of period        $ 10.11          $ 10.42          $ 10.82
Net investment income         0.58             0.63             0.21
Net realized and
 unrealized gain/(loss)
 on investments               0.44           ( 0.18)          ( 0.40)
Net increase/(decrease) in
 net asset value from
 operations                   1.02             0.45           ( 0.19)
Distributions:
Dividends from net
 investment income          ( 0.58)          ( 0.63)          ( 0.21)
Distributions from net
 realized capital gains        --            ( 0.13)             --
Total dividends and
 distributions              ( 0.58)          ( 0.76)          ( 0.21)
Net asset value, end of
 period                     $ 10.55          $ 10.11          $ 10.42
Total return++               10.27%            4.44%          ( 1.77)%
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                 $2,090           $3,343           $3,454
Ratio of operating
 expenses to average net
 assets                       1.46%(c)         1.25%(c)         1.33%+
Ratio of net investment
 income to average net
 assets                       5.54%            6.23%            5.93%+
Portfolio turnover rate       203%             278%              69%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements               1.56%(c)         1.35%(c)         1.43%+



                            YEAR           YEAR          YEAR        PERIOD
                            ENDED         ENDED         ENDED        ENDED
Investor C Shares         11/30/95      11/30/94#     11/30/93#    11/30/92*
Operating performance:
Net asset value,
 beginning of period        $  9.67    $ 10.88          $  9.96     $ 9.93
Net investment income         0.66       0.67             0.70       0.03
Net realized and
 unrealized gain/(loss)
 on investments               1.15     ( 1.06)            0.92       0.02
Net increase/(decrease) in
 net asset value from
 operations                   1.81     ( 0.39)            1.62       0.05
Distributions:
Dividends from net
 investment income          ( 0.66)    ( 0.67)(a)       ( 0.70)     (0.02)
Distributions from net
 realized capital gains         --     ( 0.15)              --         --
Total dividends and
 distributions              ( 0.66)    ( 0.82)          ( 0.70)     (0.02)
Net asset value, end of
 period                     $ 10.82    $  9.67          $ 10.88     $ 9.96
Total return++               19.22%    ( 3.77)%          16.65%      0.54%+++
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                 $3,582     $2,636           $3,633      $  149
Ratio of operating
 expenses to average net
 assets                       1.55%      1.49%            1.30%      1.00%+
Ratio of net investment
 income to average net
 assets                       6.28%      6.56%            6.27%      7.01%+
Portfolio turnover rate         96%      144%               86%        46%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements               1.68%      1.70%            1.70%      1.60%+

* Nations Diversified Income Fund Investor C Shares commenced operations on November 9, 1992.

+   Annualized.

++ Total return represents aggregate total return for the periods indicated and does not reflect the deduction of any applicable sales charges.

+++ Unaudited.

# Per share net investment income has been calculated using the monthly average share method.

(a) Includes distributions in excess of less than $0.01.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(c) The effect of the credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations U.S. Government Bond Fund



                                                                                    PERIOD
                                                                                    ENDED
Investor C Shares                                                                03/31/98(b)
Operating performance:
Net asset value at the beginning of the period                                     $ 10.41
Net investment income                                                                0.25
Net realized and unrealized gain/(loss) on investments                               0.09
Net increase in net asset value from operations                                      0.34
Distributions:
Dividends from net investment income                                               ( 0.25)
Distributions from net realized capital gains                                      ( 0.13)
Total dividends and distributions                                                  ( 0.38)
Net asset value at the end of the period                                           $ 10.37
Total return++                                                                       3.50%
Ratios to average net assets/supplemental data:
Net assets at end of period (in 000's)                                             $1,332
Ratio of operating expenses to average net assets                                    1.45%(a)+
Ratio of net investment income to average net assets                                 4.41%+
Portfolio turnover rate                                                              188%
Ratio of operating expenses to average net assets without waivers and/or expense     1.71%(a)+
  reimbursements

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements was less than 0.01%.

(b) Investor C Shares commenced operations on September 19, 1997.

Appendix A -- Portfolio Securities

The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of the Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.

Asset-Backed Securities: Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage backed securities (see below). Interests in pools of these assets may differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Conversely, asset-backed securities provide periodic payments which may consist of both interest and principal payments.


The life of an asset-backed security varies depending upon rate of the prepayment of the underlying debt instruments. The rate of such prepayments will be a function of current market interest rates and other economic and demographic factors. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price depreciation.

Mortgage-Backed Securities: Mortgage-backed securities represent an ownership interest in a pool of mortgage loans.


Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.


The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.


The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.


The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.


Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references herein to CMOs will include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

Moreover, principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis.

The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations.

A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.


The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, or foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. Estimated average life will be determined by the Adviser and used for the purpose of determining the average dollar-weighted maturity and duration of the Funds. For additional information concerning mortgage-backed securities, see the SAI.


Mortgage-backed securities in which the Funds invest are subject to extension risk. This is the risk that when interest rates rise, prepayments of the underlying obligations slow thereby lengthening duration and potentially reducing the value of these securities. The debt securities held by the Funds also may be subject to credit risk. Credit risk is the risk that the issuers of securities in which a Fund invests may default in the payment of principal and/or interest. Any such defaults or adverse changes in an issuer's financial condition or credit rating may adversely affect the value of the Funds' portfolio investments and, hence, the value of your investment in the corresponding Fund.

Non-Mortgage Asset-Backed Securities: Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.


Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.


The purchase of non-mortgage-backed securities raises considerations unique to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties.
Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

Bank Instruments: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Each Fund will limit its investments in bank obligations so they do not exceed 25% of its total assets at the time of purchase.


U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations), and other foreign obligations involve special investment risk, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning for-eign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

Borrowings: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Fund's total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements with BONY, the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.


Reverse repurchase agreements and dollar roll transactions may be considered to be borrowings. When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker/dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. Generally, the effect of such a transaction is that the Funds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while they will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.


At the time a Fund enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. In addition, there is a risk of delay in receiving collateral or securities or in repurchasing the securities covered by the reverse repurchase agreement or even of a loss of rights in the collateral or securities in the event the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent. The Funds only enter into reverse repurchase agreements (and repurchase agreements) with counterparties that are deemed by the Adviser to be creditworthy. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Funds do not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Fund's asset coverage and other factors at the time of a reverse repurchase, the Funds may not establish a segregated account when the Adviser believes it is not in the best interests of the Funds to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.


Dollar roll transactions consist of the sale by a Fund of mortgage-backed or other asset-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date, at the same price. In addition, a Fund is paid a fee as consideration for entering into the commitment to purchase. If the broker/dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Commercial Instruments: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks.


Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.


Convertible Securities, Preferred Stock, and Warrants: Each Fund may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.

Fixed Income Investing: The performance of the fixed income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.


Foreign Currency Transactions: Each Fund may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract.

Foreign currency hedging transactions are an attempt to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.


A Fund will generally enter into forward currency exchange contracts only under two circumstances: (i) when such Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. dollar price of the security; and (ii) when the Adviser believes that the currency of a particular foreign country may experience a substantial movement against another currency. Under certain circumstances, a Fund may commit a substantial portion of its portfolio to the execution of these contracts. The Adviser will consider the effects such a commitment would have on the investment program of such Fund and the flexibility of such Fund to purchase additional securities. Although forward contracts will be used primarily to protect a Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.


In addition, the Euro will become the single currency in at least 11 European nations used in many financial transactions. Accordingly, the German mark, French franc and other national currencies will no longer be used. Although the impact of implementing the Euro is not possible to predict, the transition could have an effect on the financial markets and economic environment in Europe and other parts of the world. For example, investors may begin to view those countries participating in the Economic Monetary Union as a single combined entity and may alter their investment behavior accordingly. In response to any such effect of the Euro implementation, the Adviser may need to adapt its investment policies and strategy.

Foreign Securities: Foreign securities include debt and equity obligations (dollar- and non-dollar-denominated) of foreign corporations and banks as well as obligations of foreign governments and their political subdivisions (which will be limited to direct government obligations and government-guaranteed securities). Such investments may subject a Fund to special investment risks, including future political and economic developments, the possible imposition of withholding taxes on income (including interest, distributions and disposition proceeds), possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign issuers in general may be subject to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic companies, and securities of foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers.


Investments in foreign securities may present additional risks, whether made directly or indirectly, including the political or economic instability of the issuer or the country of issue and the difficulty of predicting international trade patterns. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Further, foreign securities markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the United States. Fixed commissions on foreign securities exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign securities exchanges, brokers, and companies than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investments within those countries. Because of these and other factors, securities of foreign companies acquired by a Fund may be subject to greater fluctuation in price than securities of domestic companies.

The Funds may invest indirectly in the securities of foreign issuers through sponsored or unsponsored ADRs, ADSs, GDRs and EDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as the underlying securities which they represent. Ownership of unsponsored ADRs, ADSs, GDRs and EDRs may not entitle the Funds to financial or other reports from the issuer, to which it would be entitled as the owner of sponsored ADRs, ADSs, GDRs or EDRs. Generally, ADRs and ADSs in registered form, are designed for use in the U.S. securities markets. GDRs are designed for use in both the U.S. and European securities markets. EDRs, in bearer form, are designed for use in European securities markets. ADRs, ADSs, GDRs and EDRs also involve certain risks of other investments in foreign securities.


Futures, Options and Other Derivative Instruments: Each Fund may attempt to reduce the overall level of investment risk of particular securities and attempt to protect such Funds against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.

The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAI.

Illiquid Securities: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid. Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities, are subject to the limitation on illiquid securities.


If otherwise consistent with their investment objectives and policies, the Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or Board of Directors or the Adviser, acting under guidelines approved and monitored by such Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

Interest Rate Transactions: In order to attempt to protect the value of their portfolios from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.


The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index is below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

Lower-Rated Debt Securities: Nations Diversified Income Fund may invest in lower-rated debt securities. Lower-rated, high-yielding securities are those rated "Ba" or "B" by Moody's or "BB" or "B" by S&P which are commonly referred to as "junk bonds." These bonds provide poor protection for payment of principal and interest. Lower-quality bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. These securities are considered to have speculative characteristics and indicate an aggressive approach to income investing. Each Fund that may invest in lower-rated debt securities intends to limit their investments in lower-quality debt securities to 35% of assets.


The market for lower-rated securities may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities can be sold. If market quotations are not available, these lower-rated securities will be valued in accordance with procedures established by the Funds' Boards, including the use of outside pricing services. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities, and a Fund's ability to dispose of these lower-rated bonds.

The market prices of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower quality debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired.

Since the risk of default is higher for lower-rated securities, the Adviser will try to minimize the risks inherent in investing in lower-rated debt securities by engaging in credit analysis, diversification, and attention to current developments and trends affecting interest rates and economic conditions. The Adviser will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, have improved, or are expected to improve in the future.

Unrated securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. Each Fund's policies regarding lower-rated debt securities is not fundamental and may be changed at any time without shareholder approval.

Money Market Instruments: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

Municipal Securities: The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.


Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


Municipal securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.


Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


Municipal securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases," and units of participation in trusts holding pools of tax exempt leases. Such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.


Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal securities. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities.


In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/ dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified municipal securities at a specified price. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.


Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in municipal securities that are payable from the revenues of similar projects, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

Other Investment Companies: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order, the Nations Funds' non-money market funds may purchase shares of Nations Funds' money market funds.

Repurchase Agreements: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a maturity of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

Securities Lending: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets, which may include cash collateral received for securities loans. Cash collateral received by a Nations Fund may be invested in a Nations Funds' money market fund.

Stock Index, Interest Rate and Currency Futures Contracts: The Funds may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. The contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.

Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. Government Obligations: U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government- sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government Obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Variable- and Floating-Rate Instruments:
Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic and foreign banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest.

When-Issued, Delayed Delivery and Forward Commitment Securities: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities take place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

Appendix B -- Description Of Ratings

The following summarizes the highest eight ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.



       AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.


       AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.


       A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


       BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.


       BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


       CCC, CC -- An obligation rated CCC is vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation; an obligation rated CC is highly vulnerable to nonpayment.

To provide more detailed indications of credit quality, the AA, A, BBB and CCC ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the highest eight ratings used by Moody's for corporate and municipal bonds. The first four ratings denote investment grade securities.

       Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa -- Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protec-tive elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       Caa, Ca -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

The following summarizes the highest four ratings used by D&P for bonds, each of which denotes that the securities are investment grade:

       AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

       AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.


       A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


       BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.


To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.


The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:


       AAA -- "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.


       AA -- "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.


       A -- "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


       BBB -- "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:


       MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.


       MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.


The following summarizes the two highest ratings used by S&P for short-term municipal notes:


       SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.


       SP-2 -- Satisfactory capacity to pay principal and interest.


The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2 and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

The following summarizes the two highest rating categories used by Fitch for short-term obligations:

       F1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Commercial paper rated A-3 or B correlates with the S&P Bond rankings (described above) of BBB/ BBB- and BB+, respectively.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protec-tion measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

       AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

       AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

       A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


       BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.


       TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.


       TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".


       TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.


       TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Prospectus
                                                               Investor C Shares
                                                                 August 1, 1998

                                                              as supplemented on
                                                                          , 1998

This Prospectus describes the investment portfolios listed in the column to the right (each a "Fund") of Nations Fund Trust, an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations Funds Family"). This Prospectus describes one class of shares of each Fund -- Investor C Shares.

This Prospectus sets forth concisely the information about each Fund that a prospective purchaser of Investor C Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about Nations Fund Trust is contained in a separate Statement of Additional Information (the "SAI"), that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling Nations Funds at its address or telephone number shown below. The SAI for Nations Funds, dated August 1, 1998, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to the Funds. As used herein the term "Adviser" shall mean NBAI and/or TradeStreet as the context may require, see "How The Funds Are Managed."

SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TAX-EXEMPT BOND  FUNDS
Nations Florida Intermediate Municipal Bond Fund
Nations Florida Municipal Bond Fund
Nations Georgia Intermediate Municipal Bond Fund
Nations Georgia Municipal Bond Fund
Nations Maryland Intermediate Municipal Bond Fund
Nations Maryland Municipal Bond Fund
Nations North Carolina Intermediate Municipal Bond Fund
Nations North Carolina Municipal Bond Fund
Nations South Carolina Intermediate Municipal Bond Fund
Nations South Carolina Municipal Bond Fund
Nations Tennessee Intermediate Municipal Bond Fund
Nations Tennessee Municipal Bond Fund
Nations Texas Intermediate Municipal Bond Fund
Nations Texas Municipal Bond Fund
Nations Virginia Intermediate Municipal Bond Fund
Nations Virginia Municipal Bond Fund

For Fund information call:
1-800-321-7854


Nations Funds
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255




[NATIONS FUNDS LOGO APPEARS HERE]



NF-98395-8/98

                                                              Table Of Contents

About The                 Prospectus Summary                                  3
Funds                     -----------------------------------------------------
                          Expenses Summary                                    5
                          -----------------------------------------------------

                          Objectives                                          9

                          -----------------------------------------------------

                          How Objectives Are Pursued                         11

                          -----------------------------------------------------

                          How Performance Is Shown                           14

                          -----------------------------------------------------

                          How the Funds Are Managed                          15

                          -----------------------------------------------------

                          Organization And History                           18

                          -----------------------------------------------------


About Your
Investment

                          How To Buy Shares                                  19

                          -----------------------------------------------------

                          Investor C Shares -- Charges and Features          20

                          -----------------------------------------------------

                          How To Redeem Shares                               21

                          -----------------------------------------------------

                          How To Exchange Shares                             22

                          -----------------------------------------------------

                          Shareholder Servicing And Distribution Plans       23

                          -----------------------------------------------------

                          How The Funds Value Their Shares                   25

                          -----------------------------------------------------
                          How Dividends And Distributions Are Made;

                          Tax Information                                    25

                          -----------------------------------------------------

                          Financial Highlights                               27

                          -----------------------------------------------------

                          Appendix A -- Portfolio Securities                 42

                          -----------------------------------------------------

                          Appendix B -- Description Of Ratings               49

                          -----------------------------------------------------

                          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

Prospectus Summary

o TYPE OF COMPANY: Open-end management investment company.

o INVESTMENT OBJECTIVES AND POLICIES:

  o Nations Florida Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income and the Florida state intangibles taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  o Nations Florida Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income and the Florida state intangibles taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  o Nations Georgia Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Georgia state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  o Nations Georgia Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Georgia state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  o Nations Maryland Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Maryland state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  o Nations Maryland Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Maryland state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  o Nations North Carolina Intermediate Municipal Bond Fund's investment objective to seek high current income exempt from Federal and North Carolina state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  o Nations North Carolina Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and North Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  o Nations South Carolina Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and South Carolina state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  o Nations South Carolina Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and South Carolina state income taxes with the potential for principal fluc-tuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  o Nations Tennessee Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax and the Tennessee Hall Income Tax on unearned income consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  o Nations Tennessee Municipal Bond Fund's investment objective is to seek high current income exempt from Federal Income Tax and the Tennessee Hall Income Tax on unearned income with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  o Nations Texas Intermediate Municipal Bond Fund's investment objective is to to seek high current income exempt from Federal income tax consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  o Nations Texas Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  o Nations Virginia Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Virginia state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

  o Nations Virginia Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Virginia state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

  o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment management services to more than 60 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to the Funds. For more information about the investment adviser and investment sub-adviser to the Nations Funds, see "How The Funds Are Managed."

  o DIVIDENDS AND DISTRIBUTIONS: The Funds declare dividends daily and pay them monthly. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.

  o RISK FACTORS: Although NBAI, together with the sub-adviser, seek to achieve the investment objective of each Fund, there is no assurance that they will be able to do so. Investments in a Fund are not insured against loss of principal. Investments by a Fund in debt securities are subject to interest rate risk, which is the risk that increases in market interest rates will adversely affect a Fund's investments in debt securities. The value of a Fund's investments in debt securities, including U.S. Government Obligations (as defined below), will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities which are not issued or guaranteed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Certain of the Funds' investments may constitute derivative securities. Certain types of derivative securities can, under particular circumstances, significantly increase an investor's exposure to market and other risks. Since the Funds invest primarily in securities issued by entities located in a single state, the Funds are more susceptible to changes in value due to political or economic changes affecting such states or their subdivisions. For a discussion of these and other factors, see "How Objectives Are Pursued -- Risk Considerations" and "Appendix A."

  o MINIMUM PURCHASE: $1,000 minimum initial investment per record holder, except for investments pursuant to the Systematic Investment Plan. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How To Buy Shares."

Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Investor C Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.


NATIONS FUNDS INVESTOR C SHARES




                                                                  Nations                    Nations
                                                                 Florida      Nations       Georgia      Nations
                                                              Intermediate    Florida    Intermediate    Georgia
                                                                Municipal    Municipal     Municipal    Municipal
Shareholder Transaction Expenses                                Bond Fund    Bond Fund     Bond Fund    Bond Fund
Sales Load Imposed on Purchases                                  None         None          None         None
Maximum Deferred Sales Charge (as a percentage of the lower of
 the original purchase price or redemption proceeds)1           1.00%          1.00%       1.00%          1.00%
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                              .31%           .35%        .31%           .23%
Rule 12b-1 Fees (After Fee Waivers)                              .55%           .60%        .55%           .60%
Shareholder Servicing Fees                                       .25%           .25%        .25%           .25%
Other Expenses (After Expense Reimbursements)                    .19%           .25%        .19%           .37%
Total Operating Expenses (After Fee Waivers and Expense
 Reimbursements)                                                1.30%          1.45%       1.30%          1.45%



(1) Investor C Shares that are purchased at net asset value are subject to a Deferred Sales Charge if redeemed within one year of purchase.

                        NATIONS FUNDS INVESTOR C SHARES



                                                                      Nations                    Nations
                                           Nations                    North       Nations        South       Nations
                                         Maryland      Nations      Carolina       North       Carolina       South
Shareholder                            Intermediate    Maryland   Intermediate    Carolina   Intermediate   Carolina
Transaction                              Municipal    Municipal     Municipal    Municipal     Municipal    Municipal
Expenses                                 Bond Fund    Bond Fund     Bond Fund    Bond Fund     Bond Fund    Bond Fund
Sales Load Imposed on Purchases           None          None         None          None         None          None
Maximum Deferred Sales Charge (as
 a percentage of the lower of the
 original purchase price or
 redemption proceeds)1                    1.00%          1.00%       1.00%          1.00%       1.00%          1.00%
Annual Fund
Operating
Expenses
(as a percentage of average
net assets)
Management Fees (After Fee
 Waivers)                                  .29%           .22%        .33%           .31%        .33%           .27%
Rule 12b-1 Fees (After Fee Waivers)        .55%           .60%        .55%           .60%        .55%           .60%
Shareholder Servicing Fees                 .25%           .25%        .25%           .25%        .25%           .25%
Other Expenses (After Expense
 Reimbursements)                           .21%           .38%        .17%           .29%        .17%           .33%
Total Operating Expenses (After Fee
 Waivers and Expense
 Reimbursements)                          1.30%          1.45%       1.30%          1.45%       1.30%          1.45%



(1) Investor C Shares that are purchased at net asset value are subject to a Deferred Sales Charge if redeemed within one year of purchase.

                                           Nations                    Nations                    Nations
                                         Tennessee     Nations        Texas       Nations      Virginia      Nations
Shareholder                            Intermediate   Tennessee   Intermediate     Texas     Intermediate   Virginia
Transaction                              Municipal    Municipal     Municipal    Municipal     Municipal    Municipal
Expenses                                 Bond Fund    Bond Fund     Bond Fund    Bond Fund     Bond Fund    Bond Fund
Sales Load Imposed on Purchases           None          None         None          None         None          None
Maximum Deferred Sales Charge (as
 a percentage of the lower of the
 original purchase price or
 redemption proceeds)1                    1.00%          1.00%       1.00%          1.00%       1.00%          1.00%
Annual Fund
Operating
Expenses
(as a percentage of average
net assets)
Management Fees (After Fee
 Waivers)                                  .26%           .09%        .34%           .20%        .31%           .28%
Rule 12b-1 Fees (After Fee Waivers)        .55%           .60%        .55%           .60%        .55%           .60%
Shareholder Servicing Fees                 .25%           .25%        .25%           .25%        .25%           .25%
Other Expenses (After Expense
 Reimbursements)                           .24%           .51%        .16%           .40%        .19%           .32%
Total Operating Expenses
 (After Fee Waivers and Expense
 Reimbursements)                          1.30%          1.45%       1.30%          1.45%       1.30%          1.45%



(1) Investor C Shares that are purchased at net asset value are subject to a Deferred Sales Charge if redeemed within one year of purchase.



Examples: You would pay the following expenses on a $1,000 investment in Investor C Shares of the indicated Fund, assuming (1) a 5% annual return and
(2) redemption at the end of each time period.




                                                                                                Nations
               Nations                    Nations                    Nations                     North       Nations
               Florida      Nations       Georgia      Nations      Maryland      Nations      Carolina       North
            Intermediate    Florida    Intermediate    Georgia    Intermediate    Maryland   Intermediate   Carolina
              Municipal    Municipal     Municipal    Municipal     Municipal    Municipal     Municipal    Municipal
              Bond Fund    Bond Fund     Bond Fund    Bond Fund     Bond Fund    Bond Fund     Bond Fund    Bond Fund
           -------------- ----------- -------------- ----------- -------------- ----------- -------------- ----------
1 Year          $ 25          $ 26         $ 25          $ 26         $ 25          $ 26         $ 25         $ 26
3 Years         $ 47          $ 50         $ 47          $ 50         $ 47          $ 50         $ 47         $ 50
5 Years         $ 82          $ 87         $ 82          $ 87         $ 82          $ 87         $ 82         $ 87
10 Years        $180          $191         $180          $191         $180          $191         $180         $191


               Nations
                South       Nations       Nations                    Nations                    Nations
              Carolina       South       Tennessee     Nations        Texas       Nations      Virginia      Nations
            Intermediate    Carolina   Intermediate   Tennessee   Intermediate     Texas     Intermediate   Virginia
              Municipal    Municipal     Municipal    Municipal     Municipal    Municipal     Municipal    Municipal
              Bond Fund    Bond Fund     Bond Fund    Bond Fund     Bond Fund    Bond Fund     Bond Fund    Bond Fund
1 Year          $ 25          $ 26         $ 25          $ 26         $ 25          $ 26         $ 25         $ 26
3 Years         $ 47          $ 50         $ 47          $ 50         $ 47          $ 50         $ 47         $ 50
5 Years         $ 82          $ 87         $ 82          $ 87         $ 82          $ 87         $ 82         $ 87
10 Years        $180          $191         $180          $191         $180          $191         $180         $191

You would pay the following expenses on a $1,000 investment in Investor C Shares of the indicated Fund, assuming (1) a 5% annual return and (2) no redemption.





                                                                                                Nations
               Nations                    Nations                    Nations                     North       Nations
               Florida      Nations       Georgia      Nations      Maryland      Nations      Carolina       North
            Intermediate    Florida    Intermediate    Georgia    Intermediate    Maryland   Intermediate   Carolina
              Municipal    Municipal     Municipal    Municipal     Municipal    Municipal     Municipal    Municipal
              Bond Fund    Bond Fund     Bond Fund    Bond Fund     Bond Fund    Bond Fund     Bond Fund    Bond Fund
           -------------- ----------- -------------- ----------- -------------- ----------- -------------- ----------
1 Year          $ 15          $ 16         $ 15          $ 16         $ 15          $ 16         $ 15         $ 16
3 Years         $ 47          $ 50         $ 47          $ 50         $ 47          $ 50         $ 47         $ 50
5 Years         $ 82          $ 87         $ 82          $ 87         $ 82          $ 87         $ 82         $ 87
10 Years        $180          $191         $180          $191         $180          $191         $180         $191




               Nations
                South       Nations       Nations                    Nations                    Nations
              Carolina       South       Tennessee     Nations        Texas       Nations      Virginia      Nations
            Intermediate    Carolina   Intermediate   Tennessee   Intermediate     Texas     Intermediate   Virginia
              Municipal    Municipal     Municipal    Municipal     Municipal    Municipal     Municipal    Municipal
              Bond Fund    Bond Fund     Bond Fund    Bond Fund     Bond Fund    Bond Fund     Bond Fund    Bond Fund
1 Year          $ 15          $ 16         $ 15          $ 16         $ 15          $ 16         $ 15         $ 16
3 Years         $ 47          $ 50         $ 47          $ 50         $ 47          $ 50         $ 47         $ 50
5 Years         $ 82          $ 87         $ 82          $ 87         $ 82          $ 87         $ 82         $ 87
10 Years        $180          $191         $180          $191         $180          $191         $180         $191

The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Investor C Shares will bear either directly or indirectly. The figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent Other Expenses are less than those shown, waivers and/or reimbursements of Management Fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are decreased or discontinued, the amounts contained in the "Examples" above may increase. Long-term shareholders of a Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. For more complete descriptions of the Funds' operating expenses, see "How The Funds Are Managed." For a more complete description of the Rule 12b-1 and shareholder servicing fees payable by the Funds, see "Shareholder Servicing And Distribution Plans."


Absent fee waivers and expense reimbursements, "Management Fees," "12b-1 Fees," "Other Expenses" and "Total Operating Expenses" for Investor C Shares of the indicated Fund would have been as follows: Nations Florida Intermediate Municipal Bond Fund -- .50%, .75%, .26% and 1.76%, respectively; Nations Florida Municipal Bond Fund -- .60%, .75%, .30% and 1.90%, respectively; Nations Georgia Intermediate Municipal Bond Fund -- .50%, .75%, .25% and 1.75%, respectively; Nations Georgia Municipal Bond Fund -- .60%, .75%, .42% and 2.02%, respectively; Nations Maryland Intermediate Municipal Bond Fund -- .50%,
 .75%, .30% and 1.80%, respectively; Nations Maryland Municipal Bond Fund -- .60%, .75%, .47% and 2.07%, respectively; Nations North Carolina Intermediate
Municipal Bond Fund -- .50%, .75%, .26% and 1.76%, respectively; Nations North Carolina Municipal Bond Fund -- .60%, .75%, .33% and 1.93%, respectively; Nations South Carolina Intermediate Municipal Bond Fund -- .50%, .75%, .25% and 1.75%, respectively; Nations South Carolina Municipal Bond Fund -- .60%, .75%,
 .39% and 1.99%, respectively; Nations Tennessee Intermediate Municipal Bond Fund -- .50%, .75%, .34% and 1.84%, respectively; Nations Tennessee Municipal Bond Fund -- .60%, .75%, .60% and 2.20%, respectively; Nations Texas Intermediate Municipal Bond Fund -- .50%, .75%, .25% and 1.75%, respectively; Nations Texas Municipal Bond Fund -- .60%, .75%, .47% and 2.07%, respectively; Nations Virginia Intermediate Municipal Bond Fund -- .50%, .75%, .24% and 1.74%, respectively; and Nations Virginia Municipal Bond Fund -- .60%, .75%,
 .36% and 1.96%, respectively.

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.


Objectives

Nations Florida Intermediate Municipal Bond Fund: Nations Florida Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income and the Florida state intangibles taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

Nations Florida Municipal Bond Fund: Nations Florida Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income and the Florida state intangibles taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Nations Georgia Intermediate Municipal Bond Fund: Nations Georgia Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Georgia state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

Nations Georgia Municipal Bond Fund: Nations Georgia Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Georgia state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Nations Maryland Intermediate Municipal Bond Fund: Nations Maryland Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Maryland state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

Nations Maryland Municipal Bond Fund:
Nations Maryland Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Maryland state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Nations North Carolina Intermediate Municipal Bond Fund: Nations North Carolina Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and North Carolina state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

Nations North Carolina Municipal Bond Fund:
Nations North Carolina Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and North Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Nations South Carolina Intermediate Municipal Bond Fund: Nations South Carolina Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and South Carolina state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

Nations South Carolina Municipal Bond Fund:
Nations South Carolina Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and South Carolina state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Nations Tennessee Intermediate Municipal Bond Fund: Nations Tennessee Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax and the Tennessee Hall Income Tax on unearned income consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

Nations Tennessee Municipal Bond Fund:
Nations Tennessee Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax and the Tennessee Hall Income Tax on unearned income with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Nations Texas Intermediate Municipal Bond Fund: Nations Texas Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

Nations Texas Municipal Bond Fund: Nations Texas Municipal Bond Fund's investment objective is to seek high current income exempt from Federal income tax with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Nations Virginia Intermediate Municipal Bond Fund: Nations Virginia Intermediate Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Virginia state income taxes consistent with moderate fluctuation of principal. The Fund invests in investment grade, intermediate-term municipal securities.

Nations Virginia Municipal Bond Fund: Nations Virginia Municipal Bond Fund's investment objective is to seek high current income exempt from Federal and Virginia state income taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. The Fund invests in investment grade, long-term municipal securities.

Nations Florida Intermediate Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund and Nations Virginia Intermediate Municipal Bond Fund are sometimes collectively referred to as the "State Intermediate Municipal Bond Funds," and Nations Florida Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Municipal Bond Fund and Nations Virginia Municipal Bond Fund are sometimes collectively referred to as the "State Municipal Bond Funds."


Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single Fund should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of each Fund will fluctuate based on market conditions. Investments in the Funds are not insured against loss of principal.


How Objectives Are Pursued

Under normal market conditions, at least 80% of the net assets of the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds will be invested in obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular Federal income tax ("Municipal Securities"). In addition, at least 80% of each Fund's net assets will be invested in debt instruments, issued by or on behalf of the pertinent state and its political subdivisions, agencies, instrumentalities and authorities.


Under normal market conditions, the average dollar-weighted maturity and duration of the State Intermediate Municipal Bond Funds are expected to be between three and 10 years and between three and six years, respectively; the State Municipal Bond Funds' average dollar-weighted maturity is expected to be greater than 8.5 years and duration between six and nine years.


Each of the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds operates as a non-diversified fund (except to the extent diversification is required for Federal income tax purposes).

Dividends paid by each of these Funds which are derived from interest attributable to tax-exempt obligations of the pertinent state and that state's political subdivisions, agencies, instrumentalities and authorities, as well as certain other governmental issuers such as Puerto Rico, will be exempt from regular Federal income tax and (with the exception of Texas and Florida) the income tax of the pertinent state. Texas and Florida do not impose a state income tax; however, Florida imposes a state intangibles tax. Dividends derived from interest on obligations of other governmental issuers will be exempt from regular Federal income tax, but generally will be subject to state income tax (with the exception of Texas and Florida). (See "How Dividends And Distributions Are Made; Tax Information.") During normal market conditions and as a matter of fundamental investment policy, each of these Funds will invest at least 80% of its total net assets in obligations the interest on which will be exempt from regular Federal income tax and (with the exception of Texas and Florida) the income tax of the pertinent state.

Municipal Securities acquired by the Funds will be rated investment grade at the time of purchase by at least one nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the Adviser to be of comparable quality at the time of purchase to rated obligations that may be acquired by the Funds. Obligations rated in the lowest of the top four investment grade rating categories (E.G. rated "BBB" by Standard Poor's Corporation ("S&P") or "Baa" by Moody's Investor Services, Inc.("Moody's")) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by a Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation. See "Appendix B" below for a description of these rating designations.


During temporary defensive periods, the Funds may invest in short-term taxable and non-taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Taxable obligations that may be acquired by the Funds include repurchase agreements and short-term debt securities. Under normal market conditions, each Fund's investments in taxable obligations and private activity bonds, the interest on which may be treated as a specific tax preference item under the Federal alternative minimum tax, will not exceed 20% of its net assets at the time of purchase.

General: Each Fund may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. and foreign exchange-traded financial futures and options thereon approved by the Commodity Futures Trading Commission (the "CFTC") for market exposure risk-management. Each Fund also may lend its portfolio securities to qualified institutional investors and may invest in restricted, private placement and other illiquid securities. Additionally, each Fund may purchase securities issued by other investment companies, consistent with the Fund's investment objective and policies. The Funds may invest in instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

Certain government securities that have variable or floating interest rates or demand, put or prepayment features or paydown schedules may be deemed to have remaining maturities shorter than their nominal maturities for purposes of determining the average weighted maturity and duration of the Funds.

Duration, as used in this Prospectus, means modified duration, which is a measure of the expected life of fixed income securities on a present value basis. Duration is used to estimate how much a State Municipal Bond Fund's or State Intermediate Municipal Bond Fund's share price will fluctuate in response to a change in interest rates. To see how a Fund's share price could shift, multiply the Fund's duration by the change in rates. If interest rates rise by one percentage point, for example, the share price of a Fund with a duration of five years would decline by about 5%. If rates decrease by one percentage point, the Fund's share price would rise by about 5%.

Average dollar-weighted maturity is the average length of time until fixed income securities held by a Fund reach maturity and are repaid. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

For more information concerning these and other investments in which the Funds may invest and the Funds' investment practices, see "Appendix A."

Portfolio Turnover: Generally, the Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. If a Fund's annual portfolio turnover rate exceeds 100%, it may result in higher brokerage costs and possible tax consequences for the Fund and its shareholders. For the Funds' portfolio turnover rates, see "Financial Highlights."

Risk Considerations: The value of a Fund's investments in debt securities, including obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), will tend to decrease when interest rates rise and increase when interest rates fall. In general, longer-term debt instruments tend to fluctuate in value more than shorter-term debt instruments in response to interest rate movements. In addition, debt securities that are not backed by the U.S. Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. Since the Funds invest primarily in securities issued by entities located in a single state, the Funds are more susceptible to changes in value due to political or economic changes affecting that state or its subdivisions.


Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under certain circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with a Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A."

Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the Funds' operations. The Funds' principal service providers have advised the Funds that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the Funds invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, a Fund's return could be adversely affected.

Investment Limitations: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of a Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.



Each Fund may not:

1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and tax-exempt securities issued by state or municipal governments and their political subdivisions are not considered members of any industry.)


2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.


3. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 25% of the value of a Fund's total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund's total assets, more than 5% of its assets would be invested in the securities of one issuer.


As a matter of fundamental policy, except during defensive periods, the Funds will invest at least 80% of their respective total net assets in Municipal Securities the interest on which is exempt from Federal income taxes and the pertinent state's income taxes (with the exception of Texas and Florida). For purposes of these fundamental policies, private activity bonds are included in the term "Municipal Securities" only if the interest paid thereon is exempt from Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.

The investment objective and policies of each Fund, unless otherwise specified, may be changed without shareholder approval. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their current positions and needs.


How Performance Is Shown


From time to time, a Fund may advertise the "total return", "yield" and "tax-equivalent yield" on a class of shares. TOTAL RETURN, YIELD AND TAX-EQUIVALENT YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return on a class of shares over one-, five-, and ten-year periods or the life of a Fund (as stated in a Fund's advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment (reflecting the deduction of any applicable deferred sales charge ("CDSC")), assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period, again assuming the reinvestment of all dividends and capital gain distributions. Total return may also be presented for other periods or may not reflect a deduction of any applicable CDSC.

"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period. The yield on a class of shares does not reflect deduction of any applicable CDSC. The "tax-equivalent yield" of a class of shares of a Fund also may be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to the particular class's tax-free yield. This is done by increasing such class's yield (as calculated above) by the amount necessary to reflect the payment of Federal income tax at a stated tax rate. The tax-equivalent yield of a class of shares of a State Municipal Bond Fund or State Intermediate Municipal Bond Fund will always be higher than its yield.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by a selling agent and/or servicing agent directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield.


In addition to Investor C Shares, the Funds offer Primary A, Investor A and Investor B Shares. Each Class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Total return and yield quotations will be computed separately for each class of a Fund's shares. Any quotation of total return or yield not reflecting CDSCs would be reduced if such sales charges were reflected. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or an investor's selling agent or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.

How The Funds Are Managed

The business and affairs of Nations Fund Trust are managed under the direction of its Board of Trustees. The SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust.


As described below, each Fund is advised by NBAI which is responsible for the overall management and supervision of the investment management of each Fund. Each Fund also is sub-advised by a separate investment sub-adviser, which as a general matter is responsible for the day-to-day investment decisions for the respective Fund.


Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


NationsBank Corporation, the parent company of NationsBank has signed an agreement to merge with BankAmerica Corporation. The proposed merger is subject to certain regulatory approvals and must be approved by shareholders of both holding companies. The merger is expected to close in the second half of 1998. NationsBank and NBAI have advised the Funds that the merger will not reduce the level or quality of advisory and other services provided to the Funds.

Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions.

Subject to the general supervision of Nations Fund Trust's Board of Trustees, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Funds, if the Adviser believes that the quality of the transactions and the commissions are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with their investment objectives, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.

For the services provided pursuant to an investment advisory agreement, NBAI is entitled to receive advisory fees, computed daily and paid monthly, at the annual rates of: .50% of the average daily net assets of the State Intermediate Municipal Bond Funds; and .60% of the average daily net assets of the State Municipal Bond Funds.

For the services provided pursuant to an investment sub-advisory agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of .07% of the average daily net assets of each Fund.


From time to time, NBAI (and/or TradeStreet) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations

Florida Intermediate Municipal Bond Fund -- .26%, Nations Georgia Intermediate Municipal Bond Fund -- .27%, Nations Maryland Intermediate Municipal Bond Fund -- .23%, Nations North Carolina Intermediate Municipal Bond Fund -- .26%, Nations South Carolina Intermediate Municipal Bond Fund -- .27%, Nations Tennessee Intermediate Municipal Bond Fund -- .18%, Nations Texas Intermediate Municipal Bond Fund -- .27%, Nations Virginia Intermediate Municipal Bond Fund -- .28%, Nations Florida Municipal Bond Fund -- .32%, Nations Georgia Municipal Bond Fund -- .20%, Nations Maryland Municipal Bond Fund -- .14%, Nations North Carolina Municipal Bond Fund -- .28%, Nations South Carolina Municipal Bond Fund -- .22%, Nations Tennessee Municipal Bond Fund -- .02%, Nations Texas Municipal Bond Fund -- .16% and Nations Virginia Municipal Bond Fund -- .25%.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, NBAI paid TradeStreet under the investment sub-advisory agreement, sub-advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Florida Intermediate Municipal Bond Fund -- .07%, Nations Georgia Intermediate Municipal Bond Fund -- .07%, Nations Maryland Intermediate Municipal Bond Fund -- .07%, Nations North Carolina Intermediate Municipal Bond Fund -- .07%, Nations South Carolina Intermediate Municipal Bond Fund -- .07%, Nations Tennessee Intermediate Municipal Bond Fund -- .07%, Nations Texas Intermediate Municipal Bond Fund -- .07%, Nations Virginia Intermediate Municipal Bond Fund -- .07%, Nations Florida Municipal Bond Fund -- .07%, Nations Georgia Municipal Bond Fund -- .07%, Nations Maryland Municipal Bond Fund -- .07%, Nations North Carolina Municipal Bond Fund -- .07%, Nations South Carolina Municipal Bond Fund -- .07%, Nations Tennessee Municipal Bond Fund --
 .07%, Nations Texas Municipal Bond Fund -- .07%, Nations Virginia Municipal Bond Fund -- .07%.


The Municipal Fixed Income Management Team of TradeStreet is responsible for the day-to-day management of the Funds.

Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the investment advisory agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such federal or state statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Other Service Providers: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Funds pursuant to an administration agreement. Pursuant to the terms of the administration agreement, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.


First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of Nations Funds pursuant to a co-administration agreement. Under the co-administration agreement, First Data provides various administrative and accounting services to the Funds, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Funds. For the services rendered pursuant to the administration and co-administration agreements, Stephens and First Data are entitled to receive a combined fee at the annual rate of up to .10% of each Fund's average daily net assets.

For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Florida Intermediate Municipal Bond Fund -- .08%, Nations Georgia Intermediate Municipal Bond Fund -- .08%, Nations Maryland Intermediate Municipal Bond Fund -- .08%, Nations North Carolina Intermediate Municipal Bond Fund -- .08%, Nations South Carolina Intermediate Municipal Bond Fund -- .08%, Nations Tennessee Intermediate Municipal Bond Fund -- .08%, Nations Texas Intermediate Municipal Bond Fund --
 .08%, Nations Virginia Intermediate Municipal Bond Fund -- .08%, Nations Florida Municipal Bond Fund -- .08%, Nations Georgia Municipal Bond Fund --
 .08%, Nations Maryland Municipal Bond Fund -- .08%, Nations North Carolina Municipal Bond Fund -- .08%, Nations South Carolina Municipal Bond Fund --
 .08%, Nations Tennessee Municipal Bond Fund -- .08%, Nations Texas Municipal Bond Fund -- .08% and Nations Virginia Municipal Bond Fund -- .08%.

NBAI serves as sub-administrator for the Funds pursuant to a sub-administration agreement. Pursuant to the terms of the sub-administration agreement, NBAI assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services, NBAI shall be entitled to receive a monthly fee from Stephens based on an annual rate of
 .01% of the Funds' average daily net assets.

Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/ dealer. Nations Funds has entered into distribution agreements with Stephens which provide that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Investor C Shares of the Funds. See "Shareholder Servicing And Distribution Plans."

The Bank of New York ("BONY" or the "Custodian"), located at 90 Washington Street, New York, New York 10286, provides custodial services for the assets of all Nations Funds, except the international portfolios. In return for providing custodial services to the Nations Funds Family, BONY is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations Funds' non-money market funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations Funds' money market funds.


First Data serves as transfer agent (the "Transfer Agent") for the Funds' Investor C Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.


PricewaterhouseCoopers LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.

Expenses: The accrued expenses of each Fund are deducted from the Funds' total accrued income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; taxes; interest; fees (including fees paid to Nations Funds' Trustees and officers); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Investor C Shares may bear certain class specific expenses and also bear certain additional shareholder service and/or sales support costs. Any general expenses of Nations Fund Trust that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bear to the assets of Nations Fund Trust or in such other manner as the Board of Trustees deems appropriate.

Organization And History

The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations Annuity Trust and Nations LifeGoal Funds, Inc. The Nations Funds Family currently has more than 60 distinct investment portfolios and total assets in excess of $40 billion.

Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Funds currently offer four classes of shares -- Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. This Prospectus relates only to the Investor C Shares of the following Funds of Nations Fund Trust: Nations Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund, Nations Texas Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund and Nations Virginia Municipal Bond Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Selling Agent (as defined below) or Nations Funds at 1-800-321-7854.

Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class of shares. See the SAI for examples of instances where the Investment Company Act of 1940 (the "1940 Act") requires voting by fund.

As of August 1, 1998, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of Nations Fund Trust and therefore could be considered to be a controlling person of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.

Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.

About Your Investment


How To Buy Shares



This Prospectus offers one class of shares to the general public. Investor C Shares are sold without an initial sales charge and are subject to a CDSC upon certain redemptions. Contact your Agent or Nations Funds at 1-800-321-7854 for more information.

The Funds have established various procedures for purchasing Investor C Shares in order to accommodate different investors. Purchase orders for Investor C Shares may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Funds ("Servicing Agents") and/or a sales support agreement ("Sales Support Agreement") with Stephens ("Selling Agents").


The Funds reserve the right, in their discretion, to make Investor C Shares available to other categories of investors, including those who become eligible in connection with a merger or reorganization.

There is a minimum initial investment of $1,000, except for investments pursuant to the Systematic Investment Plan described below. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan.


Investor C Shares may be purchased at net asset value per share without the imposition of a sales charge, but are subject to a CDSC if redeemed within one year after purchase. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").


The Servicing Agents will provide various shareholder services for, and the Selling Agents will provide sales support assistance to, their respective customers ("Customers") who own Investor C Shares. Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents." From time to time the Agents, Stephens and Nations Funds may agree to voluntarily reduce the maximum fees payable for sales support or shareholder services.


Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Investor C Shares is recorded on the books of the Funds and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

Effective Time of Purchases: Purchase orders for Investor C Shares in the Funds which are received by Stephens, the Transfer Agent or their respective agent before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day. In the event that the Exchange closes early, purchase orders received prior to closing will be priced as of the time the Exchange closes and purchase orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Purchase orders are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following the receipt of the order, as determined above. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.


The Agents are responsible for transmitting orders for purchases of Investor C Shares by their Customers, and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.

Systematic Investment Plan: The minimum initial investment is $100 for investors participating on a monthly basis in the Systematic Investment Plan ("SIP"). Under the Funds' SIP, a shareholder may automatically purchase Investor C Shares. On a bi-monthly, monthly or quarterly basis, shareholders may direct cash to be transferred automatically from their checking or savings account at any bank which is a member of the Automated Clearing House to their Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent.

Telephone Transactions: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How to Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.


Investor C Shares -- Charges and Features



Investor C Contingent Deferred Sales Charge:
Subject to certain waivers, Investor C Shares of the Funds that are redeemed within one year of the date of purchase will be subject to a CDSC equal to 1.00% of the lesser of the net asset value or the purchase price of the shares being redeemed. No CDSC is imposed on increases in net asset value above the initial purchase price, including shares acquired by reinvestment of distributions.


Solely for purposes of determining the period of time that has elapsed from the purchase of any Investor C Shares, all purchases during a month will be aggregated and deemed to have been made on the last day of the month. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of shares held for the longest period of time or shares acquired pursuant to reinvestment of dividends or distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.


The CDSC will be waived on redemptions of Investor C Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder (including a registered joint owner),
(ii) in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA, or Custodial Account under Section 403(b)(7) of the Code, following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an IRA; and (d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to Section 72(t)(2) of the Code,

(iii) payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks, (iv) effected pursuant to Nations Funds' right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor C shares held in the account is less than the minimum account size, (v) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Investor C Shares in the account, and (vi) in connection with the combination of Nations Funds with any other registered investment company by a merger, acquisition of assets or by any other transaction. In addition, the CDSC will be waived on Investor C Shares purchased before September 30, 1994 by current or retired employees of NationsBank and its affiliates or by current or former Trustees or Directors of Nations Funds or other management companies managed by NationsBank. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC.

Reinstatement Privilege: Within 120 days after a redemption of Investor C Shares of the Fund, a shareholder may reinvest any portion of the proceeds of such redemption in Investor C Shares of the Fund. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor C Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.

Automatic Withdrawal Plan: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Fund if the value of the Investor C Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor C Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis 12% of the net value of the Investor C Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor C Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by Nations Funds at any time.



How To Redeem Shares

Redemption orders should be transmitted by telephone or in writing through the same Agent that transmitted the original purchase order. Redemption orders for Investor C Shares of the Funds which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value next determined after acceptance of the order. In the event that the Exchange closes early, redemption orders received prior to closing will be priced as of the time the Exchange closes and redemption orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day.

Redemption orders are effected at the net asset value per share next determined after receipt of the order by Stephens, the Transfer Agent or their respective agents. The Agents are responsible for transmitting redemption orders to Stephens, the Transfer Agent or their respective agents and for crediting their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Nations Funds. There is no redemption charge.

Redemption proceeds are normally wired to the redeeming Agent within three Business Days after receipt of the order by Stephens, the Transfer Agent or their respective agents. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately.

Nations Funds may redeem a shareholder's Investor C Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Funds also may redeem shares of a Fund involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.



Prior to effecting a redemption of Investor C Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.


How To Exchange Shares


The exchange feature enables a shareholder of Investor C Shares of a Nations Funds non-money market fund to acquire shares of the same class that are offered by another non-money market fund of Nations Funds (other than an index fund) or Daily Shares of any Nations Funds money market fund when he or she believes that a shift between funds is an appropriate investment decision. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.

If a shareholder acquires Investor C Shares of a non-money market fund through an exchange, the CDSC applicable to that current fund will be applied to any redemption of the acquired shares. However, if a shareholder acquires Daily Shares of a money market fund through an exchange of Investor C Shares, the CDSC applicable to the exchanged Investor C Shares will be applied on any redemption of the acquired Daily Shares. Notwithstanding the foregoing, if a shareholder redeems shares acquired through an exchange, the shareholder will be subject to the highest CDSC applicable to any shares that were exchanged within the 30 days prior to the redemption.


The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.


The current prospectus for each Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.

The Investor C Shares exchanged must have a current value of at least $1,000 (except for exchanges through the Automated Exchange Feature, which is described below). Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. An investor may telephone an exchange request by calling his/her Agent which is responsible for transmitting such request to Stephens or to the Transfer Agent.


During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing the request directly to the Agent through which the original shares were purchased. An investor should consult his/her Agent or Stephens for further information regarding exchanges.


Automatic Exchange Feature: Under the Funds' Automatic Exchange Feature ("AEF"), a shareholder may automatically exchange at least $25 on a monthly or quarterly basis. A shareholder may direct proceeds to be exchanged from one Fund of Nations Funds to another as allowed by the applicable exchange rules within the prospectus. Exchanges will occur on or about the 15th or 30th day of the applicable month. The shareholder must have an existing position in both Funds in order to establish the AEF. This feature may be established by directing a request to the Transfer Agent by telephone or in writing. For additional information, an investor should contact his/her Selling Agent or Nations Funds.


Shareholder Servicing And Distribution Plans

Pursuant to Rule 12b-1 under the 1940 Act, the Trustees have approved a Distribution Plan with respect to Investor C Shares of the Funds. Pursuant to the Distribution Plan, each Fund may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Fund's Investor C Shares. Payments under the Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees, provided that the annual rate may not exceed .75% of the average daily net asset value of each Fund's Investor C Shares.


The fees payable under the Distribution Plan are used (i) to compensate Selling Agents for providing sales support assistance relating to Investor C Shares,
(ii) to pay for promotional activities intended to result in the sale of Investor C Shares such as the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor C Shares. Currently, substantially all fees paid pursuant to the Distribution Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by Stephens to partially defray other expenses incurred by Stephens in distributing Investor C Shares. Fees received by Stephens pursuant to the Distribution Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of Stephens.


Nations Funds and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Distribution Plan described above and the terms of the Sales Support Agreement between Selling Agents and Stephens. See the SAI for more details on the Distribution Plan.

The Trustees also have approved a shareholder servicing plan (the "Investor C Servicing Plan") for each Fund which permits the Fund to compensate Servicing Agents for services provided to their Customers that own Investor C Shares. Payments under the Investor C Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by each Fund, provided that the annual rate may not exceed .25% of the average daily net asset value of the Fund's Investor C Shares.

The fees payable under the Investor C Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor C Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor C Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from a Fund on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor C Shares; (v) arranging for bank wires; and
(vi) providing general shareholder liaison services.

Nations Funds may suspend or reduce payments under the Investor C Servicing Plan at any time, and payments are subject to the continuation of the Investor C Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Investor C Servicing Plan.

Nations Funds understands that Agents may charge fees to their Customers who are the owners of the Funds' Investor Shares in connection with a Customer's account. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Funds. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.


The Adviser may also pay out of its own assets amounts to Stephens or other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.



In addition, Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Distribution Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of a Fund during a specified period of time. Stephens may also, from time to time, pay additional consideration to dealers not to exceed .75% of the offering price per share on all sales of Investor C Shares as an expense of Stephens or for which Stephens may be reimbursed under the plan adopted pursuant to Rule 12b-1 or upon receipt of a CDSC. Any such additional consideration or incentive program may be terminated at any time by Stephens.



Stephens has also established a non-cash compensation program pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

How The Funds Value Their Shares

The Funds calculate the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the Funds are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. In the event that the Exchange closes early, shares of the Funds will be priced as of the time the Exchange closes. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.


How Dividends And Distributions Are Made; Tax Information

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly by the Funds. Each Fund's net realized capital gains (including net short-term capital gains) are distributed at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Funds with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.

Investor C Shares of the Funds are eligible to begin earning dividends that are declared on the day the purchase order is executed and continue to be eligible for dividends through and including the day before the redemption order is executed.

The net asset value of Investor C Shares will be reduced by the amount of any dividend or distribution. Certain Selling or Servicing Agents may provide for the reinvestment of dividends in the form of additional Investor C Shares of the same class of the same Fund. Dividends and distributions are paid in cash within five Business Days of the end of the month to which the payment relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his or her Investor C Shares in a Fund.


Tax Information: Each Fund intends to continue to qualify as a "regulated investment company" under the Code. Such qualification relieves a Fund of liability for Federal income tax on amounts distributed in accordance with the Code.


As regulated investment companies, the Funds are permitted to pass through to their shareholders tax-exempt income ("exempt-interest dividends") subject to certain requirements which the Funds intend to satisfy. Distributions from taxable income generally will be taxable as ordinary income to shareholders whether such income is received in cash or reinvested in additional shares. The policy of the Funds is to pay to their shareholders an amount equal to at least 90% of their exempt-interest income and their investment company taxable income. Exempt-interest dividends may be treated by shareholders as items of interest excludable from their Federal gross income under Section 103(a) of the Code unless under the circumstances applicable to the particular shareholder the exclusion would be disallowed. (See the SAI under "Additional Information Concerning Taxes.") Distributions from the Funds will not qualify for the dividends-received deduction for corporate shareholders.

Substantially all of a Fund's net realized long-term capital gains will be distributed at least annually. The Funds generally will have no tax liabil-ity with respect to such gains, and the distributions will be taxable to shareholders as net capital gain, regardless of how long the shareholders have held the Fund's shares and whether such gains are received in cash or reinvested in additional shares. Noncorporate shareholders may be taxed on such distributions at preferential rates.

To the extent that dividends, if any, paid by the Funds to shareholders are derived from taxable income or from long-term or short-term capital gains, such dividends will not be exempt from Federal income tax.

Each year, shareholders will be notified as to the amount and federal tax status of all dividends and capital gain distributions paid during the prior year. Such dividends and capital gain distributions may be subject to state and local taxes.

Dividends and distributions declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends and distributions are actually paid during January of the following year.

Federal law requires Nations Funds to withhold 31% from any distributions (other than exempt-interest dividends) paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes.

With respect to the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds, it is anticipated that exempt-interest dividends derived from tax-exempt interest paid on municipal obligations of the pertinent state and that state's political subdivisions, agencies, instrumentalities, and authorities, and certain other issuers, including Puerto Rico and Guam, will be exempt from individual state income tax with respect to those states which impose a state income tax. Florida and Texas do not impose income taxes, but Florida imposes a tax upon intangible personal property which may apply to shares of Nations Florida Intermediate Municipal Bond Fund and Nations Florida Municipal Bond Fund held by residents of that state. Florida has issued a Technical Assistance Advisement indicating that shares of such Funds will not be subject to Florida's intangibles tax, subject to certain requirements which the Funds intend to satisfy. See the SAI for further details about state tax treatment relevant to shareholders of the Funds.

In addition to annual disclosures as to Federal tax consequences of dividends and distributions, shareholders of the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds will also be advised as to the state tax consequences of dividends and distributions made each year.

The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with specific reference to their own tax situations as well as with respect to foreign, state and local taxes. Further tax information is contained in the SAI.

Financial Highlights

The following financial information has been derived from the audited financial statements of Nations Fund Trust. PricewaterhouseCoopers LLP is the independent accountant to Nations Fund Trust. The reports of PricewaterhouseCoopers LLP for Nations Fund Trust's most recent fiscal period accompany the financial statements for such period and are incorporated by reference in the SAI, which is available upon request. Shareholders of a Fund will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by the Funds' independent accountant.



FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Florida Intermediate Municipal Bond Fund



                                                  YEAR             YEAR
                                                  ENDED            ENDED
Investor C Shares                              03/31/98(c)       03/31/97
Operating performance:
Net asset value, beginning of period             $ 10.40          $ 10.46
Net investment income                              0.43             0.44
Net realized and unrealized gain/(loss) on
 investments                                       0.37           ( 0.06)
Net increase/(decrease) in net asset value from
 operations                                        0.80             0.38
Distributions:
Dividends from net investment income             ( 0.43)          ( 0.44)
Distributions from net realized capital gains       --               --
Total dividends and distributions                ( 0.43)          ( 0.44)
Net asset value, end of period                   $ 10.77          $ 10.40
Total return++                                     7.80%            3.71%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)             $  188           $  272
Ratio of operating expenses to average net
 assets                                            1.20%(a)         1.00%(a)
Ratio of net investment income to average net
 assets                                            4.04%            4.22%
Portfolio turnover rate                             13%              16%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                    1.46%            1.31%



                                                  PERIOD            YEAR              YEAR            PERIOD
                                                  ENDED             ENDED            ENDED             ENDED
Investor C Shares                              03/31/96(b)        11/30/95         11/30/94          11/30/93*
Operating performance:
Net asset value, beginning of period             $ 10.63            $  9.61          $ 10.50          $  9.98
Net investment income                              0.15               0.43             0.39             0.35
Net realized and unrealized gain/(loss) on
 investments                                     ( 0.17)              1.02           ( 0.88)            0.52
Net increase/(decrease) in net asset value from
 operations                                      ( 0.02)              1.45           ( 0.49)            0.87
Distributions:
Dividends from net investment income             ( 0.15)            ( 0.43)          ( 0.39)#         ( 0.35)
Distributions from net realized capital gains       --                 --            ( 0.01)             --
Total dividends and distributions                ( 0.15)            ( 0.43)          ( 0.40)          ( 0.35)
Net asset value, end of period                   $ 10.46            $ 10.63          $  9.61          $ 10.50
Total return++                                   ( 0.23)%            15.34%          ( 4.81)%           8.80%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)             $  275             $  277           $  614           $  684
Ratio of operating expenses to average net
 assets                                            1.00%+(a)          1.05%(a)         1.13%(a)         1.19%+
Ratio of net investment income to average net
 assets                                            4.16%+             4.20%            3.86%            3.53%+
Portfolio turnover rate                             18%                27%              34%              15%
Ratio of operating expenses to average net
 assets without waivers and/or expense
 reimbursements                                    1.36%+             1.31%            1.34%            1.55%+

* Nations Florida Intermediate Municipal Bond Fund Investor C Shares commenced operations on December 17, 1992.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

# Amount includes distributions in excess of net investment income, which were less than $0.01 per share.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(c) Per share net investment income has been calculated using the monthly average share method.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Florida Municipal Bond Fund



                                                               YEAR            YEAR
                                                              ENDED            ENDED
Investor C Shares                                          03/31/98(c)       03/31/97
Operating performance:
Net asset value, beginning of period                         $ 9.48           $ 9.47
Net investment income                                         0.41             0.44
Net realized and unrealized gain/(loss) on investments        0.51             0.01
Net increase/(decrease) in net asset value from operations    0.92             0.45
Distributions:
Dividends from net investment income                         (0.41)           (0.44)
Total dividends and distributions                            (0.41)           (0.44)
Net asset value, end of period                               $ 9.99           $ 9.48
Total return++                                                9.83%            4.78%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $    3           $   40
Ratio of operating expenses to average net assets             1.33%(a)         1.10%(a)
Ratio of net investment income to average net assets          4.12%            4.57%
Portfolio turnover rate                                         19%              23%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                        1.63%            1.43%



                                                               PERIOD            YEAR              PERIOD
                                                               ENDED             ENDED             ENDED
Investor C Shares                                           03/31/96(b)        11/30/95          11/30/94*
Operating performance:
Net asset value, beginning of period                         $ 9.76             $ 8.40           $ 8.47
Net investment income                                         0.14               0.44             0.03
Net realized and unrealized gain/(loss) on investments       (0.29)              1.36            (0.07)
Net increase/(decrease) in net asset value from operations   (0.15)              1.80            (0.04)
Distributions:
Dividends from net investment income                         (0.14)             (0.44)           (0.03)
Total dividends and distributions                            (0.14)             (0.44)           (0.03)
Net asset value, end of period                               $ 9.47             $ 9.76           $ 8.40
Total return++                                               (1.52)%            21.80%           (0.43)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $   38             $   38           $    2
Ratio of operating expenses to average net assets             1.15%+(a)          1.14%(a)         0.96%+(a)
Ratio of net investment income to average net assets          4.48%+             4.69%            4.80%+
Portfolio turnover rate                                          7%                13%              46%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                        1.51%+             1.70%            1.66%+

* Nations Florida Municipal Bond Fund Investor C Shares commenced operations on November 3, 1994.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(c) Per share net investment income has been calculated using the monthly average share method.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Georgia Intermediate Municipal Bond Fund



                                           YEAR         YEAR         PERIOD
                                          ENDED         ENDED         ENDED
Investor C Shares                       03/31/98(c)     03/31/97    03/31/96(b)
Operating performance:
Net asset value, beginning of
 period                                $ 10.58       $ 10.63      $ 10.81
Net investment income                     0.42          0.45         0.15
Net realized and unrealized
 gain/(loss) on investments               0.38        ( 0.05)      ( 0.18)
Net increase/(decrease) in net
 asset value from operations              0.80          0.40       ( 0.03)
Distributions:
Dividends from net investment
 income                                 ( 0.42)       ( 0.45)      ( 0.15)
Distributions from net realized
 capital gains                          ( 0.04)          --           --
Total dividends and distributions       ( 0.46)       ( 0.45)      ( 0.15)
Net asset value, end of period          $ 10.92       $ 10.58      $ 10.63
Total return++                            7.70%         3.81%      ( 0.29)%
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)    $1,034        $1,983       $2,445
Ratio of operating expenses to
 average net assets                       1.20%         1.00%        1.00%+
Ratio of operating expenses to
 average net assets including
 interest expense                            (a)           (a)          (a)
Ratio of net investment income to
 average net assets                       3.84%         4.22%        4.17%+
Portfolio turnover rate                    25%            9%           3%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                           1.45%         1.30%        1.33%+



                                           YEAR          YEAR       YEAR          PERIOD
                                           ENDED        ENDED       ENDED         ENDED
Investor C Shares                        11/30/95     11/30/94    11/30/93      11/30/92*
Operating performance:
Net asset value, beginning of
 period                                  $  9.82       $ 10.82      $ 10.29    $ 10.11
Net investment income                      0.45          0.43         0.42       0.20
Net realized and unrealized
 gain/(loss) on investments                0.99        ( 0.98)        0.56       0.18
Net increase/(decrease) in net
 asset value from operations               1.44        ( 0.55)        0.98       0.38
Distributions:
Dividends from net investment
 income                                  ( 0.45)       ( 0.43)#     ( 0.42)    ( 0.20)
Distributions from net realized
 capital gains                              --         ( 0.02)      ( 0.03)       --
Total dividends and distributions        ( 0.45)       ( 0.45)      ( 0.45)    ( 0.20)
Net asset value, end of period           $ 10.81       $  9.82      $ 10.82    $ 10.29
Total return++                            14.85%       ( 5.25)%       9.61%      3.82%+++
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)     $2,606        $2,397       $2,990     $  992
Ratio of operating expenses to
 average net assets                        1.05%         1.12%        1.21%      0.91%+
Ratio of operating expenses to
 average net assets including
 interest expense                             (a)        1.13%          --        --
Ratio of net investment income to
 average net assets                        4.26%         4.16%        3.82%      4.21%+
Portfolio turnover rate                     17%           22%            6%       12%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                            1.30%         1.33%        1.52%      1.72%+

* Nations Georgia Intermediate Municipal Bond Fund Investor C Shares commenced operations on June 17, 1992.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ Unaudited.

# Amount includes distributions in excess of net investment income, which were less than $0.01 per share.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(c) Per share net investment income has been calculated using the monthly average share method.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Georgia Municipal Bond Fund



                                                               YEAR            YEAR
                                                              ENDED            ENDED
Investor C Shares                                          03/31/98(c)       03/31/97
Operating performance:
Net asset value, beginning of period                         $  9.50          $ 9.48
Net investment income                                          0.40            0.42
Net realized and unrealized gain/(loss) on investments         0.50            0.02
Net increase/(decrease) in net asset value from operations     0.90            0.44
Distributions:
Dividends from net investment income                         ( 0.40)          (0.42)
Net asset value, end of period                               $ 10.00          $ 9.50
Total return++                                                 9.64%           4.77%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $   27           $   72
Ratio of operating expenses to average net assets              1.33%(a)        1.10%(a)
Ratio of net investment income to average net assets           4.09%           4.46%
Portfolio turnover rate                                         30%              19%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                         1.75%           1.55%



                                                               PERIOD            YEAR              PERIOD
                                                               ENDED             ENDED             ENDED
Investor C Shares                                           03/31/96(b)        11/30/95          11/30/94*
Operating performance:
Net asset value, beginning of period                         $ 9.72             $ 8.38           $ 8.45
Net investment income                                         0.14               0.44             0.03
Net realized and unrealized gain/(loss) on investments       (0.24)              1.34            (0.07)
Net increase/(decrease) in net asset value from operations   (0.10)              1.78            (0.04)
Distributions:
Dividends from net investment income                         (0.14)             (0.44)           (0.03)
Net asset value, end of period                               $ 9.48             $ 9.72           $ 8.38
Total return++                                               (1.03)%            21.59%           (0.44)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $   69             $   69           $    2
Ratio of operating expenses to average net assets             1.16%+(a)          1.15%(a)         0.96%+(a)
Ratio of net investment income to average net assets          4.40%+             4.67%            4.85%+
Portfolio turnover rate                                          7%                26%              35%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                        1.70%+             1.84%            1.79%+

* Nations Georgia Municipal Bond Fund Investor C Shares commenced operations on November 3, 1994.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(c) Per share net investment income has been calculated using the monthly average share method.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Maryland Intermediate Municipal Bond Fund



                                        YEAR         YEAR           PERIOD
                                       ENDED         ENDED          ENDED
Investor C Shares                    03/31/98      03/31/97      03/31/96(b)
Operating performance:
Net asset value, beginning of
 period                                $ 10.70    $ 10.80          $ 10.95
Net investment income                    0.43       0.45             0.15
Net realized and unrealized
 gain/(loss) on investments              0.31     ( 0.10)          ( 0.15)
Net increase/(decrease) in net
 asset value from operations             0.74       0.35             0.00
Distributions:
Dividends from net investment
 income                                ( 0.43)    ( 0.45)          ( 0.15)
Distributions from net realized
 capital gains                             --        --               --
Distributions in excess of net
 realized capital gains                    --        --               --
Total dividends and distributions      ( 0.43)    ( 0.45)          ( 0.15)
Net asset value, end of period         $ 11.01    $ 10.70          $ 10.80
Total return++                           7.07%      3.31%          ( 0.01)%
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)   $  840     $2,017           $2,900
Ratio of operating expenses to
 average net assets                      1.20%      1.00%(a)         1.00%+(a)
Ratio of net investment income to
 average net assets                      3.93%      4.20%            4.12%+
Portfolio turnover rate                    12%       10%               4%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                          1.50%      1.28%            1.31%+



                                         YEAR              YEAR         YEAR          PERIOD
                                         ENDED            ENDED         ENDED         ENDED
Investor C Shares                      11/30/95         11/30/94      11/30/93      11/30/92*
Operating performance:
Net asset value, beginning of
 period                                $ 10.00          $ 11.09          $ 10.72    $ 10.58
Net investment income                    0.45             0.44             0.40       0.19
Net realized and unrealized
 gain/(loss) on investments              0.98           ( 0.99)            0.44       0.14
Net increase/(decrease) in net
 asset value from operations             1.43           ( 0.55)            0.84       0.33
Distributions:
Dividends from net investment
 income                                ( 0.45)          ( 0.44)          ( 0.40)    ( 0.19)
Distributions from net realized
 capital gains                         ( 0.03)          ( 0.10)          ( 0.07)       --
Distributions in excess of net
 realized capital gains                   --            ( 0.00)#             --        --
Total dividends and distributions      ( 0.48)          ( 0.54)          ( 0.47)    ( 0.19)
Net asset value, end of period         $ 10.95          $ 10.00          $ 11.09    $ 10.72
Total return++                          14.59%          ( 5.20)%           8.30%      3.13%+++
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)   $2,808           $2,570           $4,424     $1,796
Ratio of operating expenses to
 average net assets                      1.05%(a)         1.11%(a)         1.24%      1.16%+
Ratio of net investment income to
 average net assets                      4.26%            4.15%            3.98%      3.88%+
Portfolio turnover rate                   11%              22%               26%       38%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                          1.30%            1.31%            1.48%      1.44%+

* Nations Maryland Intermediate Municipal Bond Fund Investor C Shares commenced operations on June 17, 1992.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ Unaudited.

#   Amount represents less than $0.01 per share.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Maryland Municipal Bond Fund



                                                              YEAR      YEAR        PERIOD       YEAR        PERIOD
                                                             ENDED      ENDED       ENDED        ENDED       ENDED
Investor C Shares                                          03/31/98   03/31/97   03/31/96(b)   11/30/95    11/30/94*
Operating performance:
Net asset value, beginning of period                         $ 9.41     $ 9.39     $ 9.63        $ 8.37      $ 8.44
Net investment income                                         0.39       0.42       0.13          0.41        0.03
Net realized and unrealized gain/(loss) on investments        0.53       0.02      (0.24)         1.26       (0.07)
Net increase/(decrease) in net asset value from operations    0.92       0.44      (0.11)         1.67       (0.04)
Distributions:
Dividends from net investment income                          (0.39)     (0.42)    (0.13)         (0.41)     (0.03)
Net asset value, end of period                               $ 9.94     $ 9.41     $ 9.39        $ 9.63      $ 8.37
Total return++                                                 9.88%      4.73%    (1.13)%        20.29%     (0.45)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $    3     $    2     $    2        $    2      $    2
Ratio of operating expenses to average net assets              1.33%      1.10%     1.16%+         1.15%      0.96%+(a)
Ratio of net investment income to average net assets           3.88%      4.38%     4.16%+         4.39%      4.73%+
Portfolio turnover rate                                          17%        18%        7%            11%        39%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                         1.80%      1.62%     1.79%+         2.01%      2.05%+

* Nations Maryland Municipal Bond Fund Investor C Shares commenced operations on November 3, 1994.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations North Carolina Intermediate Municipal Bond Fund



                                                         YEAR            YEAR
                                                        ENDED            ENDED
Investor C Shares                                     03/31/98         03/31/97
Operating performance:
Net asset value, beginning of period                   $ 10.34          $ 10.36
Net investment income                                    0.42             0.42
Net realized and unrealized gain/(loss) on
 investments                                             0.36           ( 0.02)
Net increase/(decrease) in net asset value from
 operations                                              0.78             0.40
Distributions:
Dividends from net investment income                   ( 0.42)          ( 0.42)
Distributions from net realized capital gains             --               --
Total dividends and distributions                      ( 0.42)          ( 0.42)
Net asset value, end of period                         $ 10.70          $ 10.34
Total return++                                           7.64%            3.94%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                   $  822           $1,364
Ratio of operating expenses to average net assets        1.20%(a)         1.00%(a)
Ratio of net investment income to average net assets     3.99%            4.07%
Portfolio turnover rate                                   21%              26%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements           1.46%            1.32%



                                                        PERIOD          YEAR              YEAR         PERIOD
                                                        ENDED           ENDED            ENDED          ENDED
Investor C Shares                                    03/31/96(b)      11/30/95         11/30/94       11/30/93*
Operating performance:
Net asset value, beginning of period                   $ 10.51       $  9.53          $ 10.46          $  9.99
Net investment income                                    0.14          0.40             0.38             0.35
Net realized and unrealized gain/(loss) on
 investments                                           ( 0.15)         0.99           ( 0.88)            0.47
Net increase/(decrease) in net asset value from
 operations                                            ( 0.01)         1.39           ( 0.50)            0.82
Distributions:
Dividends from net investment income                   ( 0.14)       ( 0.40)#         ( 0.38)          ( 0.35)
Distributions from net realized capital gains             --         ( 0.01)          ( 0.05)             --
Total dividends and distributions                      ( 0.14)       ( 0.41)          ( 0.43)          ( 0.35)
Net asset value, end of period                         $ 10.36       $ 10.51          $  9.53          $ 10.46
Total return++                                         ( 0.12)%       14.84%          ( 4.89)%           8.26%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                   $1,379        $1,366           $1,486           $1,592
Ratio of operating expenses to average net assets        1.00%+        1.07%(a)         1.13%(a)         1.17%+
Ratio of net investment income to average net assets     3.97%+        3.97%            3.80%            3.48%+
Portfolio turnover rate                                    3%           57%              37%              29%
Ratio of operating expenses to average net assets
 without waivers and/or expense reimbursements           1.37%+        1.34%            1.40%            1.60%+

* Nations North Carolina Intermediate Municipal Bond Fund Investor C Shares commenced operations on December 16, 1992.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

# Amount includes distributions in excess of net investment income, which were less than $0.01 per share.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations North Carolina Municipal Bond Fund



                                                                YEAR            YEAR
                                                               ENDED            ENDED
Investor C Shares                                           03/31/98(c)       03/31/97
Operating performance:
Net asset value, beginning of period                         $  9.47          $ 9.49
Net investment income                                          0.40            0.42
Net realized and unrealized gain/(loss) on investments         0.54           (0.02)
Net increase/(decrease) in net asset value from operations     0.94            0.40
Distributions:
Dividends from net investment income                         ( 0.40)          (0.42)
Net asset value, end of period                               $ 10.01          $ 9.47
Total return++                                                10.07%           4.32%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $    3           $   18
Ratio of operating expenses to average net assets              1.33 (a)        1.10%(a)
Ratio of net investment income to average net assets           4.05%           4.45%
Portfolio turnover rate                                         20%              28%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                         1.66%           1.44%



                                                              PERIOD          YEAR            PERIOD
                                                              ENDED           ENDED           ENDED
Investor C Shares                                          03/31/96(b)      11/30/95        11/30/94*
Operating performance:
Net asset value, beginning of period                         $ 9.73        $ 8.36           $ 8.45
Net investment income                                         0.14          0.43             0.03
Net realized and unrealized gain/(loss) on investments       (0.24)         1.37            (0.09)
Net increase/(decrease) in net asset value from operations   (0.10)         1.80            (0.06)
Distributions:
Dividends from net investment income                         (0.14)        (0.43)           (0.03)
Net asset value, end of period                               $ 9.49        $ 9.73           $ 8.36
Total return++                                               (1.04)%       21.93%           (0.67)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $   17        $    2           $    2
Ratio of operating expenses to average net assets             1.14%+        1.13%(a)         0.96%+(a)
Ratio of net investment income to average net assets          4.32%+        4.68%            4.78%+
Portfolio turnover rate                                         22%           40%              29%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                        1.53%+        1.71%            1.67%+

* Nations North Carolina Municipal Bond Fund Investor C Shares commenced operations on November 3, 1994.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(c) Per share net investment income has been calculated using the monthly average share method.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations South Carolina Intermediate Municipal Bond Fund



                               YEAR            YEAR              PERIOD
                              ENDED            ENDED             ENDED
Investor C Shares           03/31/98         03/31/97         03/31/96(b)
Operating performance:
Net asset value,
 beginning of period        $ 10.50          $ 10.52          $ 10.69
Net investment income         0.44             0.45             0.15
Net realized and
 unrealized gain/(loss)
 on investments             ( 0.29)          ( 0.02)          ( 0.17)
Net increase/(decrease) in
 net asset value from
 operations                   0.73             0.43           ( 0.02)
Distributions:
Dividends from net
 investment income          ( 0.44)          ( 0.45)          ( 0.15)
Distributions from net
 realized capital gains     ( 0.00)(c)          --               --
Total dividends and
 distributions              ( 0.44)          ( 0.45)          ( 0.15)
Net asset value, end of
 period                     $ 10.79          $ 10.50          $ 10.52
Total return++                7.13%            4.20%          ( 0.17)%
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                 $2,698           $5,089           $5,409
Ratio of operating
 expenses to average net
 assets                       1.20%(a)         1.00%(a)         1.00%+(a)
Ratio of net investment
 income to average net
 assets                       4.16%            4.30%            4.31%+
Portfolio turnover rate        16%              13%               6%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements               1.45%            1.29%            1.32%+



                             YEAR              YEAR         YEAR          PERIOD
                             ENDED            ENDED         ENDED         ENDED
Investor C Shares          11/30/95         11/30/94      11/30/93      11/30/92*
Operating performance:
Net asset value,
 beginning of period        $  9.76          $ 10.61          $ 10.18    $ 10.05
Net investment income         0.46             0.44             0.42       0.20
Net realized and
 unrealized gain/(loss)
 on investments               0.93           ( 0.84)            0.43       0.13
Net increase/(decrease) in
 net asset value from
 operations                   1.39           ( 0.40)            0.85       0.33
Distributions:
Dividends from net
 investment income          ( 0.46)          ( 0.44)#         ( 0.42)    ( 0.20)
Distributions from net
 realized capital gains        --            ( 0.01)              --        --
Total dividends and
 distributions              ( 0.46)          ( 0.45)          ( 0.42)    ( 0.20)
Net asset value, end of
 period                     $ 10.69          $  9.76          $ 10.61    $ 10.18
Total return++               14.45%          ( 3.94)%           8.51%      3.27%+++
Ratios to average net
 assets/supplemental
 data:
Net assets, end of period
 (in 000's)                 $5,527           $6,167           $8,499     $4,436
Ratio of operating
 expenses to average net
 assets                       1.05%(a)         1.12%(a)         1.20%      0.88%+
Ratio of net investment
 income to average net
 assets                       4.42%            4.24%            3.93%      4.10%+
Portfolio turnover rate        11%              30%               11%        7%
Ratio of operating
 expenses to average net
 assets without waivers
 and/or expense
 reimbursements               1.25%            1.33%            1.50%      1.48%+

* Nations South Carolina Intermediate Municipal Bond Fund Investor C Shares commenced operations on June 17, 1992.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ Unaudited.

# Amount includes distributions in excess of net investment income, which were less than $0.01 per share.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(c) Amount represents less than $0.01 per share.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations South Carolina Municipal Bond Fund



                                                                YEAR            YEAR
                                                               ENDED            ENDED
Investor C Shares                                            03/31/98         03/31/97
Operating performance:
Net asset value, beginning of period                         $  9.79          $ 9.77
Net investment income                                          0.42            0.44
Net realized and unrealized gain/(loss) on investments         0.47            0.02
Net increase/(decrease) in net asset value from operations     0.89            0.46
Distributions:
Dividends from net investment income                         ( 0.42)          (0.44)
Distributions from net realized capital gains                ( 0.00)#            --
Total dividends and distributions                            ( 0.42)          (0.44)
Net asset value, end of period                               $ 10.26          $ 9.79
Total return++                                                 9.29%           4.80%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $   28           $  247
Ratio of operating expenses to average net assets              1.33%(a)        1.10%(a)
Ratio of net investment income to average net assets           4.06%           4.49%
Portfolio turnover rate                                          9%              30%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                         1.72%           1.50%



                                                             PERIOD            YEAR              PERIOD
                                                             ENDED             ENDED             ENDED
Investor C Shares                                         03/31/96(b)        11/30/95          11/30/94*
Operating performance:
Net asset value, beginning of period                         $ 9.99             $ 8.65           $ 8.73
Net investment income                                         0.15               0.45             0.03
Net realized and unrealized gain/(loss) on investments       (0.22)              1.34            (0.08)
Net increase/(decrease) in net asset value from operations   (0.07)              1.79            (0.05)
Distributions:
Dividends from net investment income                         (0.15)             (0.45)           (0.03)
Distributions from net realized capital gains                   --                 --               --
Total dividends and distributions                            (0.15)             (0.45)           (0.03)
Net asset value, end of period                               $ 9.77             $ 9.99           $ 8.65
Total return++                                               (0.76)%            21.01%           (0.52)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $  264             $   20           $    2
Ratio of operating expenses to average net assets             1.17%+(a)          1.15%(a)         0.96%+(a)
Ratio of net investment income to average net assets          4.39%+             4.69%            4.73%+
Portfolio turnover rate                                         20%                13%              14%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                        1.70%+             1.83%            1.87%+

* Nations South Carolina Municipal Bond Fund Investor C Shares commenced operations on November 3, 1994.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

#   Amount represents less than $0.01 per share.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Tennessee Intermediate Municipal Bond Fund



                                                                YEAR          YEAR         PERIOD        YEAR         PERIOD
                                                               ENDED         ENDED         ENDED         ENDED        ENDED
Investor C Shares                                             03/31/98      03/31/97    03/31/96(b)    11/30/95     11/30/94*
Operating performance:
Net asset value, beginning of period                          $ 10.08       $ 10.09      $ 10.23         $  9.30    $ 9.38
Net investment income                                           0.40          0.42         0.14            0.41      0.03
Net realized and unrealized gain/(loss) on investments          0.32        ( 0.01)      ( 0.14)           0.93     (0.08)
Net increase/(decrease) in net asset value from operations      0.72          0.41         0.00            1.34     (0.05)
Distributions:
Dividends from net investment income                          ( 0.40)       ( 0.42)      ( 0.14)         ( 0.41)    (0.03)
Distributions from net realized capital gains                    --            --           --              --         --
Total dividends and distributions                             ( 0.40)       ( 0.42)      ( 0.14)         ( 0.41)    (0.03)
Net asset value, end of period                                $ 10.40       $ 10.08      $ 10.09         $ 10.23    $ 9.30
Total return++                                                  7.29%         4.08%      ( 0.02)%         14.62%    (0.53)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                          $    3        $    2       $    2          $    2     $    2
Ratio of operating expenses to average net assets               1.20%         1.00%        1.00%+          1.07%     1.02%+
Ratio of operating expenses to average net assets including
 interest expense                                                  (a)           (a)        --                (a)    1.03%+
Ratio of net investment income to average net assets            3.88%         4.05%        4.01%+          4.15%     4.06%+
Portfolio turnover rate                                          38%           28%           3%             34%        41%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                          1.54%         1.43%        1.52%+          1.42%     1.39%+

* Nations Tennessee Intermediate Municipal Bond Fund Investor C Shares commenced operations on November 3, 1994.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Tennessee Municipal Bond Fund



                                                                  YEAR         YEAR         PERIOD        YEAR         PERIOD
                                                                 ENDED         ENDED        ENDED         ENDED        ENDED
Investor C Shares                                             03/31/98(c)    03/31/97    03/31/96(b)    11/30/95     11/30/94*
Operating performance:
Net asset value, beginning of period                           $  9.70       $ 9.68     $ 9.87          $ 8.58      $ 8.62
Net investment income                                            0.40         0.43       0.14            0.45        0.03
Net realized and unrealized gain/(loss) on investments           0.52         0.02      (0.19)           1.29       (0.04)
Net increase/(decrease) in net asset value resulting from
 operations                                                      0.92         0.45      (0.05)           1.74       (0.01)
Distributions:
Dividends from net investment income                           ( 0.40)       (0.43)     (0.14)          (0.45)      (0.03)
Net asset value, end of period                                 $ 10.22       $ 9.70     $ 9.68          $ 9.87      $ 8.58
Total return++                                                   9.65%        4.71%     (0.49)%         20.62%      (0.07)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $   42        $   38     $   37          $   64      $    2
Ratio of operating expenses to average net assets                1.33%        1.10%      1.18%+          1.15%       0.96%+
Ratio of operating expenses to average net assets including
 interest expenses                                                  (a)           (a)    1.18%+              (a)         (a)
Ratio of net investment income to average net assets             4.01%        4.41%      4.34%+          4.74%       4.81%+
Portfolio turnover rate                                           19%           31%         2%             45%         38%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                           1.93%        1.74%      2.05%+          2.02%       1.95%+

* Nations Tennessee Municipal Bond Fund Investor C Shares commenced operations on November 3, 1994.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(c) Per share net investment income has been calculated usng the monthly average share method.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Texas Intermediate Municipal Bond Fund



                                                                 YEAR      YEAR
                                                                ENDED      ENDED
Investor C Shares                                             03/31/98   03/31/97
Operating performance:
Net asset value, beginning of period                         $ 10.18    $ 10.21
Net investment income                                          0.42       0.42
Net realized and unrealized gain/(loss) on investments         0.32     ( 0.03)
Net increase/(decrease) in net asset value from operations     0.74       0.39
Distributions:
Dividends from net investment income                         ( 0.42)    ( 0.42)
Distributions from net realized capital gains                    --         --
Total dividends and distributions                            ( 0.42)    ( 0.42)
Net asset value, end of period                               $ 10.50    $ 10.18
Total return++                                                 7.34%      3.87%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $  293     $  591
Ratio of operating expenses to average net assets              1.20%      1.00%
Ratio of net investment income to average net assets           4.04%      4.09%
Portfolio turnover rate                                          19%        34%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                         1.45%      1.34%



                                                              PERIOD          YEAR         PERIOD
                                                              ENDED           ENDED        ENDED
Investor C Shares                                          03/31/96(b)      11/30/95     11/30/94*
Operating performance:
Net asset value, beginning of period                         $ 10.36       $  9.53          $ 9.55
Net investment income                                          0.14          0.41            0.03
Net realized and unrealized gain/(loss) on investments       ( 0.15)         0.83           (0.02)
Net increase/(decrease) in net asset value from operations   ( 0.01)         1.24            0.01
Distributions:
Dividends from net investment income                         ( 0.14)       ( 0.41)          (0.03)#
Distributions from net realized capital gains                   --            --               --
Total dividends and distributions                            ( 0.14)       ( 0.41)          (0.03)
Net asset value, end of period                               $ 10.21       $ 10.36          $ 9.53
Total return++                                               ( 0.12)%       13.27%           0.08%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $  569        $  570           $    2
Ratio of operating expenses to average net assets              1.00%+        1.07%(a)        1.05%+(a)
Ratio of net investment income to average net assets           4.02%+        4.12%           3.90%+
Portfolio turnover rate                                         11%           64%              61%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                         1.39%+        1.33%           1.28%+

* Nations Texas Intermediate Municipal Bond Fund Investor C Shares commenced operations on November 3, 1994.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

# Amount includes distributions in excess of net investment income, which were less than $0.01 per share.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Texas Municipal Bond Fund



                                                               YEAR            YEAR
                                                              ENDED            ENDED
Investor C Shares                                          03/31/98(c)       03/31/97
Operating performance:
Net asset value, beginning of period                         $  9.48          $ 9.49
Net investment income                                          0.40            0.43
Net realized and unrealized gain/(loss) on investments         0.56           (0.01)
Net increase/(decrease) in net asset value from operations     0.96            0.42
Distributions:
Dividends from net investment income                         ( 0.40)          (0.43)
Net asset value, end of period                               $ 10.04          $ 9.48
Total return++                                                10.31%           4.47%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $   80           $   73
Ratio of operating expenses to average net assets              1.33%(a)        1.10%(a)
Ratio of net investment income to average net assets           4.10%           4.49%
Portfolio turnover rate                                         33%              52%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                         1.80%           1.53%



                                                             PERIOD          YEAR           PERIOD
                                                             ENDED           ENDED          ENDED
Investor C Shares                                         03/31/96(b)      11/30/95       11/30/94*
Operating performance:
Net asset value, beginning of period                         $ 9.70        $ 8.39           $ 8.46
Net investment income                                         0.14          0.43             0.03
Net realized and unrealized gain/(loss) on investments       (0.21)         1.31            (0.07)
Net increase/(decrease) in net asset value from operations   (0.07)         1.74            (0.04)
Distributions:
Dividends from net investment income                         (0.14)        (0.43)           (0.03)
Net asset value, end of period                               $ 9.49        $ 9.70           $ 8.39
Total return++                                               (0.74)%       21.15%           (0.43)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $   70        $   70           $    2
Ratio of operating expenses to average net assets             1.16%+        1.14%(a)         0.97%+(a)
Ratio of net investment income to average net assets          4.36%+        4.70%            4.77%+
Portfolio turnover rate                                          6%           50%             107%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                        1.67%+        1.80%            1.81%+

* Nations Texas Municipal Bond Fund Investor C Shares commenced operations on November 3, 1994.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(c) Per share net investment income has been calculated usng the monthly average share method.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Virginia Intermediate Municipal Bond Fund



                                         YEAR            YEAR              PERIOD
                                        ENDED            ENDED             ENDED
Investor C Shares                    03/31/98(c)       03/31/97         03/31/96(b)
Operating performance:
Net asset value, beginning of
 period                                $ 10.59          $ 10.69          $ 10.83
Net investment income                    0.44             0.46             0.15
Net realized and unrealized
 gain/(loss) on investments              0.33           ( 0.10)          ( 0.14)
Net increase/(decrease) in net
 asset value from operations             0.77             0.36             0.01
Distributions:
Dividends from net investment
 income                                ( 0.44)          ( 0.46)          ( 0.15)
Distributions from net realized
 capital gains                            --               --               --
Distributions in excess of net
 realized capital gains                   --               --               --
Total dividends and distributions      ( 0.44)          ( 0.46)          ( 0.15)
Net asset value, end of period         $ 10.92          $ 10.59          $ 10.69
Total return++                           7.37%            3.40%            0.10%
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)   $1,949           $6,463           $6,909
Ratio of operating expenses to
 average net assets                      1.20%(a)         1.00%(a)         1.00%+(a)
Ratio of net investment income to
 average net assets                      4.07%            4.29%            4.22%+
Portfolio turnover rate                   21%              20%               2%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                          1.44%            1.24%            1.26%+



                                         YEAR              YEAR          YEAR          PERIOD
                                         ENDED            ENDED         ENDED          ENDED
Investor C Shares                      11/30/95         11/30/94       11/30/93      11/30/92*
Operating performance:
Net asset value, beginning of
 period                                $  9.94          $ 10.99         $ 10.59        $ 10.44
Net investment income                    0.46             0.44            0.44           0.19
Net realized and unrealized
 gain/(loss) on investments              0.89           ( 0.96)           0.42           0.15
Net increase/(decrease) in net
 asset value from operations             1.35           ( 0.52)           0.86           0.34
Distributions:
Dividends from net investment
 income                                ( 0.46)          ( 0.44)          ( 0.44)       ( 0.19)
Distributions from net realized
 capital gains                         ( 0.00)#         ( 0.09)          ( 0.02)          --
Distributions in excess of net
 realized capital gains                   --            ( 0.00)#             --           --
Total dividends and distributions      ( 0.46)          ( 0.53)          ( 0.46)       ( 0.19)
Net asset value, end of period         $ 10.83          $  9.94         $ 10.99        $ 10.59
Total return++                          13.82%          ( 4.90)%           8.25%         3.36%+++
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)   $7,152           $8,372          $11,176        $4,769
Ratio of operating expenses to
 average net assets                      1.06%(a)         1.19%(a)         1.32%         1.28%+
Ratio of net investment income to
 average net assets                      4.37%            4.18%            4.05%         3.99%+
Portfolio turnover rate                   22%              14%               26%          13%
Ratio of operating expenses to
 average net assets without
 waivers and/or expense
 reimbursements                          1.24%            1.31%            1.44%         2.80%+

* Nations Virginia Intermediate Municipal Bond Fund Investor C Shares commenced operations on June 17, 1992.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ Unaudited.

#   Amount represents less than $0.01 per share.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

(c) Per share net investment income has been calculated usng the monthly average share method.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Virginia Municipal Bond Fund



                                                                  YEAR         YEAR          PERIOD       YEAR         PERIOD
                                                                 ENDED         ENDED        ENDED         ENDED        ENDED
Investor C Shares                                             03/31/98(c)    03/31/97    03/31/96(b)    11/30/95     11/30/94*
Operating performance:
Net asset value, beginning of period                              $ 9.40        $ 9.38     $ 9.62          $ 8.29      $ 8.38
Net investment income                                              0.40          0.43       0.14            0.44        0.03
Net realized and unrealized gain/(loss) on investments             0.55          0.02      (0.24)           1.33       (0.09)
Net increase/(decrease) in net asset value from operations         0.95          0.45      (0.10)           1.77       (0.06)
Distributions:
Dividends from net investment income                              (0.40)        (0.43)     (0.14)          (0.44)      (0.03)
Net asset value, end of period                                    $ 9.95        $ 9.40     $ 9.38          $ 9.62      $ 8.29
Total return++                                                    10.31%         4.92%     (1.03)%         21.71%      (0.67)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                              $    3        $   45     $   43          $   34      $    2
Ratio of operating expenses to average net assets                  1.32%         1.10%      1.16%+          1.14%       0.96%+
Ratio of operating expenses to net assets including interest
 expense                                                               (a)           (a)    1.17%+              (a)         (a)
Ratio of net investment income to average net assets               4.13%         4.60%      4.50%+          4.76%       4.77%+
Portfolio turnover rate                                               9%           37%         8%             16%         61%
Ratio of operating expenses to average net assets without
 waivers and/or expense reimbursements                             1.69%         1.48%      1.63%+          1.79%       1.74%+

* Nations Virginia Municipal Bond Fund Investor C Shares commenced operations on November 3, 1994.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

(b) Fiscal year ended changed to March 31. Prior to this, the fiscal year end was November 30.

(c) Per share net investment income has been calculated usng the monthly average share method.

  Appendix A  --  Portfolio Securities



The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of the Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.

Bank Instruments: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. Each Fund will limit its investments in bank obligations so they do not exceed 25% of the Fund's total assets at the time of purchase.

U.S. dollar-denominated obligations issued by foreign branches of domestic banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations) and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on such obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on such obligations, the selection of foreign obligations may be more difficult because there may be less publicly available information concerning for-eign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

Borrowings: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Funds' total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements with BONY, the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities.

Fixed Income Investing: The performance of the fixed income debt component of a Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of a Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. A Fund's share price and yield depend, in part, on the maturity and quality of its debt instruments.


Futures, Options and Other Derivative Instruments: Each Fund may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options) and options on foreign currencies, and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. or foreign government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.

The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets. Further information on the use of futures, options and other derivative instruments, and the associated risks, is contained in the SAI.

Illiquid Securities: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid. Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities, are subject to the limitation on illiquid securities. In addition, interests in privately arranged loans acquired by the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds may be subject to this limitation.


If otherwise consistent with their investment objectives and policies, the Funds may purchase securities which are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Fund's Board, after considering trading activity, availability of reliable price information and other relevant information, that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to

Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

Interest Rate Transactions: In order to attempt to protect the value of their portfolio from interest rate fluctuations, certain of the Funds may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating-rate payments for fixed-rate payments. A Fund will enter into a swap transaction on a net basis, I.E. the payment obligations of the Fund and the counterparty will be netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payment obligations. A Fund will segregate, on a daily basis, cash or liquid high quality debt securities with a value at least equal to the Fund's net obligations, if any, under a swap agreement.


The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index is below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser expects to enter into these transactions on behalf of a Fund primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipated purchasing at a later date rather than for speculative purposes. A Fund will not sell interest rate caps or floors that it does not own.

Money Market Instruments: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

Municipal Securities: The two principal classifications of Municipal Securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.


Municipal Securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.


Municipal Securities may include variable- or floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.


Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by NationsBank to be of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund will require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.


Municipal Securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.


Municipal Securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying Municipal Security. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income taxes.


In addition, certain of the Funds may acquire "stand-by commitments" from banks or broker/ dealers with respect to Municipal Securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.


Although the Funds do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in Municipal Securities the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that more than 25% of a Fund's total assets are invested in Municipal Securities that are payable from the revenues of similar projects, a Fund will be subject to the unique risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.


Since each of the State Intermediate Municipal Bond Funds and the State Municipal Bond Funds will invest primarily in securities issued by issuers located in one state, each of these Funds is susceptible to changes in value due to political and economic factors affecting that state's issuers. A comparable municipal bond fund which is not concentrated in obligations issued by issuers located in one state would be less susceptible to these risks. If any issuer of securities held by one of these Funds is unable to meets its financial obligations, that Fund's income, capital, and liquidity may be adversely affected.


Florida is the fourth most populous state with an estimated 1997 population of 14,700,000. By the year 2000, population will likely exceed 15.5 million. Population growth has historically been driven by retirement migration with local economies weighted heavily in tourism and agriculture. Over the past twenty years, retirement, agriculture and tourism have been complemented by high technology jobs, service sector jobs and international trade.

In the meantime, the three traditional industries have taken on a global character. Trade and tourism have become international and this has fueled foreign retirement migration. The character and dynamism of Florida has changed considerably in recent decades and the state is considered a bellwether indicator for the health of national economic trends.

Georgia's state financial health continues to be strong and stable after the completion of the Olympic events as evidenced by the ratings given to General Obligation Bonds which are rated by Moody's as "Aaa," "AAA" by S&P and "AAA" by Fitch. Such high ratings are based upon: Georgia's stable and broad-based trade, service, and transportation oriented economy, which has produced steady economic and employment growth, and the state's history of satisfactory finances and its moderate debt ratios. Although economic activity slowed after the Olympic events, unemployment rates have remained low and continue to outstrip the national rate. Strong population growth and in-migration continues to fuel employment and is expected to continue, and state lottery proceeds, some of which has been used to create a revenue reserve, continue to surpass expectations.


Maryland is one of the wealthiest states in the U.S. and its General Obligation Bonds have been rated "AAA" by Moody's, and "AAA" by S&P. This highest quality rating reflects healthy fiscal 1998 revenues that are exceeding forecasts, conservative outyear forecasts, carefully monitored debt, and an economy that is improving as the pace of federal downsizing slows and growth in other sectors emerges. According to most estimates Maryland is on track to log a $317.2 million surplus for the 1998 fiscal year. This favorable economic trend should aid in absorbing a costly tax cut that was passed in 1997 and accelerated in the 1998 session. The rating outlook for Maryland is stable. Maryland's conservative posture in forecasting its revenue and managing its debt levels, as well as its strengthening economy, place the state on solid financial ground.


North Carolina, rated "Aaa" by Moody's, and "AAA" by both S&P and Fitch, has benefited from an inflow of people as well as businesses. This is due in part to North Carolina's affordable housing, above-average growth in per capita income and below-average cost of doing business. North Carolina's textile industry has begun to give way to the high-tech and financial sectors, as evidenced by the title of "Banking Center of the South." Consequently, high wage job growth has been expanding at a pace greater than national averages and is expected to continue to do so for the foreseeable future.

South Carolina is primarily a manufacturing state with the textile industry being the major industrial employer in the State. Since 1950, however, the State's economy has undergone a gradual transition to other activities and tends to resemble more closely that of the United States. The economic base of the State has diversified into other areas such as trade, health care services, and durable goods manufacturing. The dominance of the manufacturing sector has been both a positive and a negative for South Carolina. On the positive side, the expansion of manufacturing, specifically autos and related parts, has lessened the impact of the naval base closure in Charleston and provided a much needed infusion of new jobs. On the negative side, the cyclical nature of South Carolina's manufacturing economy has kept per capita income below national and regional levels. That said, South Carolina's low debt burden, strong security arrangements and lack of credit extension have led to an "Aaa" rating by Moody's, "AAA" rating by S&P and an "AAA" rating by Fitch, for the state. Combine this with a conservative plan of finance, and South Carolina looks to be in a very strong financial position, despite its reliance on the manufacturing sector.

Tennessee's very low debt burden, nearly exclusive use of general obligation debt and conservative financial policies all combine to give the state of Tennessee a "Aaa" rating by Moody's, "AA" rating by S&P, and a "AAA" rating by Fitch. Tennessee's economy remains in a developing mode, as the state continues to shift its growth in manufacturing output to autos (Tennessee ranks third in the nation in automobile production) and related products from textiles. Tennessee relies on sales tax revenues as a main source of funds. This could prove to be a limiting factor were it not for Tennessee's strong pattern of job growth and growing population.

Texas has proven its ability to adapt and rebound to a changing economic environment, both within the state and abroad. Texas has also historically taken a conservative approach to financial management, as is reflected in the state's "Aaa" rating by Moody's, and "AAA" rating by S&P. Although Texas has consistently led the U.S. in employment growth, unemployment in Texas is above the national average. This is due, in part, to the heavy migration into the state (in 1994 Texas replaced New York as the second most populous state). The mix of job growth in Texas provides a strong base for sustainable growth because the new jobs are largely in industries with bright prospects for continued growth, such as knowledge-based services and manufacturing.


The state of Virginia has earned its highest "Aaa" rating by Moody's and "AAA" rating by S&P for its General Obligation Bonds because of Virginia's manageable debt, conservative fiscal stewardship, and healthy economy, despite substantial structural changes. Virginia's financial position remains strong despite the fact the the Commonwealth's debt levels are increasing due to certain large highway and university construction projects. The Constitutionally dedicated Revenue Stabilization Fund had a balance of $156.6 million as of June 30, 1997, with another $58.3 million reserved from the fund balance to be deposited in fiscal 1998. The outlook for the Commonwealth of Virginia is stable and Virginia has achieved success in transitioning to an economy less dependent on the federal government. However, it has plans to eliminate a car tax, which when fully phased in by fiscal 2003, is estimated to cost the state over $2.8 billion. How the Commonwealth plans for this significant revenue loss will be an ongoing part of Virginia credit evaluation by NRSROs.


There can be no assurance that the economic conditions on which the above ratings for a specific state are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. More detailed information about matters relating to each of the State Intermediate Municipal Bond Funds and State Municipal Bond Funds is contained in the SAI.

Other Investment Companies: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order issued by the SEC, the Nations Funds' non-money market funds may purchase shares of Nations Funds' money market funds.

Repurchase Agreements: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a maturity of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into joint repurchase agreements jointly with other investment portfolios of Nations Funds.

Securities Lending: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in their judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets, which may include cash collateral received for securities loans. Cash collateral received by a Nations Fund may be invested in a Nations Funds' money market fund.


Stock Index, Interest Rate and Currency Futures Contracts: The Funds may purchase and sell futures contracts and related options with respect to non-U.S. stock indices, non-U.S. interest rates and foreign currencies, that have been approved by the CFTC for investment by U.S. investors, for the purpose of hedging against changes in values of a Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates. The contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's total return due to the use of hedging; possible lack of liquidity due to daily limits on price fluctuation; imperfect correlation between the contracts and the securities or currencies being hedged; and potential losses in excess of the amount invested in the futures contracts themselves.

Trading on foreign commodity exchanges presents additional risks. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets for which no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that such Fund might realize could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

U.S. Government Obligations: U.S. Government obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the GNMA; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the FNMA. No assurance can be given that the U.S. Government would provide financial support to government-sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.


Variable- and Floating-Rate Instruments:
Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic banks and corporations may carry variable or floating rates of interest. Such instruments bear interest rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable-rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered illiquid if there is no secondary market for such security.


When-Issued, Delayed Delivery and Forward Commitment Securities: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities take place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

Appendix B -- Description Of Ratings

The following summarizes the highest eight ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.



       AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.


       AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.


       A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


       BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.


       BB, B -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


       CCC, CC -- An obligation rated CCC is vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation; an obligation rated CC is highly vulnerable to nonpayment.

To provide more detailed indications of credit quality, the AA, A, BBB and CCC ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the highest eight ratings used by Moody's for corporate and municipal bonds. The first four ratings denote investment grade securities.

       Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A -- Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa -- Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protec-tive elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       Caa, Ca -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

The following summarizes the highest four ratings used by D&P for bonds, each of which denotes that the securities are investment grade:

       AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

       AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.


       A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


       BBB -- Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.


To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.


The following summarizes the highest four ratings used by Fitch IBCA ("Fitch") for bonds, each of which denotes that the securities are investment grade:


       AAA -- "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.


       AA -- "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.


       A -- "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


       BBB -- "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:


       MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.


       MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.


The following summarizes the two highest ratings used by S&P for short-term municipal notes:


       SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.


       SP-2 -- Satisfactory capacity to pay principal and interest.


The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment grade, are D-1, D-2 and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

The following summarizes the two highest rating categories used by Fitch for short-term obligations:

       F1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Commercial paper rated A-3 or B correlates with the S&P Bond rankings (described above) of BBB/ BBB- and BB+, respectively.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protec-tion measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

For commercial paper, D&P uses the short-term debt ratings described above.

For commercial paper, Fitch uses the short-term debt ratings described above.

BankWatch ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment grade ratings used by BankWatch for long-term debt:

       AAA -- The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

       AA -- The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

       A -- The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


       BBB -- The lowest investment grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.


       TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.


       TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".


       TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.


       TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                      (This Page Left Blank Intentionally)

Prospectus

                                                               Investor C Shares

                                                                  August 1, 1998

                                                              as supplemented on
                                                                          , 1998

This Prospectus describes NATIONS MANAGED INDEX FUND, NATIONS MANAGED SMALLCAP INDEX FUND, NATIONS MANAGED VALUE INDEX FUND and NATIONS MANAGED SMALLCAP VALUE INDEX FUND (each a "Fund") of Nations Fund Trust, an open-end management investment company in the Nations Funds Family ("Nations Funds" or "Nations Funds Family"). This Prospectus describes one class of shares of each Fund -- Investor C Shares.


This Prospectus sets forth concisely the information about each Fund that a prospective purchaser of Investor C Shares should consider before investing. Investors should read this Prospectus and retain it for future reference. Additional information about Nations Fund Trust is contained in a separate Statement of Additional Information (the "SAI") that has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing or calling Nations Funds at its address or telephone number shown below. The SAI for Nations Funds, dated August 1, 1998, is incorporated by reference in its entirety into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference in this Prospectus and other information regarding registrants that file electronically with the SEC. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to each of the Funds. TradeStreet Investment Associates, Inc. ("TradeStreet") is the investment sub-adviser to the Funds. As used herein the term "Adviser" shall mean NBAI and/or TradeStreet as the context may require, see "How The Funds Are Managed."

SHARES OF NATIONS FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE SERVICES TO NATIONS FUNDS, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR NATIONS FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Nations Managed Index Fund
Nations Managed SmallCap Index Fund
Nations Managed Value Index Fund
Nations Managed SmallCap Value Index Fund

For Fund information call:
1-800-321-7854


Nations Funds
c/o Stephens Inc.
One NationsBank Plaza
33rd Floor
Charlotte, NC 28255




[NATIONS FUNDS LOGO APPEARS HERE]



NF-96696-8/98

                                                              Table Of Contents

About The                 Prospectus Summary                                  3
Funds                     -----------------------------------------------------
                          Expenses Summary                                    4
                          -----------------------------------------------------
                          Objectives                                          6
                          -----------------------------------------------------
                          How The Objectives Are Pursued                      6
                          -----------------------------------------------------
                          How Performance Is Shown                           11
                          -----------------------------------------------------
                          How The Funds Are Managed                          13
                          -----------------------------------------------------
                          Organization And History                           16
                          -----------------------------------------------------


About Your                How To Buy Shares                                  17
Investment                -----------------------------------------------------

                          Investor C Shares -- Charges and Features          18

                          -----------------------------------------------------

                          How To Redeem Shares                               20

                          -----------------------------------------------------

                          How To Exchange Shares                             20

                          -----------------------------------------------------

                          Shareholder Servicing And Distribution Plans       21

                          -----------------------------------------------------

                          How The Funds Value Their Shares                   23

                          -----------------------------------------------------
                          How Dividends And Distributions are Made;

                          Tax Information                                    23

                          -----------------------------------------------------

                          Financial Highlights                               25

                          -----------------------------------------------------

                          Appendix A -- Portfolio Securities                 28

                          -----------------------------------------------------

                          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NATIONS FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NATIONS FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

About The Funds

Prospectus Summary

o TYPE OF COMPANY: Open-end management investment company.

o INVESTMENT AND POLICIES:

  o Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of Standard & Poor's 500 Composite Stock Price Index.

  o Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of Standard & Poor's SmallCap 600 Index.

  o Nations Managed Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500/BARRA Value Index.

  o Nations Managed SmallCap Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P SmallCap 600/BARRA Value Index.

  o When consistent with the Funds' objectives, the Funds will employ various techniques to manage capital gain distributions.

o INVESTMENT ADVISER: NationsBanc Advisors, Inc. serves as the investment adviser to the Funds. NBAI provides investment management services to more than 60 investment company portfolios in the Nations Funds Family. TradeStreet Investment Associates, Inc., an affiliate of NBAI, provides investment sub-advisory services to the Funds. For more information about the investment adviser and investment sub-adviser to the Nations Funds, see "How The Funds Are Managed."

o DIVIDENDS AND DISTRIBUTIONS: Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund declare and pay dividends from net investment income each calendar quarter. Dividends from net investment income are declared and paid monthly by Nations Managed Index Fund. Each Fund's net realized capital gains, including net short-term capital gains, are distributed at least annually.

o RISK FACTORS: Although NBAI, together with the sub-adviser, seek to achieve the investment objective of each Fund, there is no assurance that they will be able to do so. Investments in a Fund are not insured against loss of principal. Investments by a Fund in common stocks and other equity securities are subject to stock market risk, which is the risk that the value of the stocks the Fund holds may decline over short or even extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock markets, as measured by the S&P 500 Index (as defined below) and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue. Certain of the Funds' investments may constitute derivative securities. Certain types of derivative securities can, under particular circumstances, significantly increase an investor's exposure to market or other risks. For a discussion of these and other factors, see "How Objectives Are Pursued -- Risk Considerations" and
  "Appendix A."


o MINIMUM PURCHASE: $1,000 minimum initial investment for each of the Funds per record holder except that the minimum initial investment is: $500 for Individual Retirement Account ("IRA") investors; $250 for non-working spousal IRAs or accounts established with certain fee-based investment advisers or financial planners, including wrap fee accounts and other managed agency/asset allocation accounts; and $100 for investors participating on a monthly basis in the Systematic Investment Plan. There is no minimum investment amount for investments by certain 401(k) and employee pension plans or salary reduction. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan. See "How To Buy Shares."


Expenses Summary

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize shareholder transaction and operating expenses for Investor C Shares of the Funds. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Funds over specified periods.


NATIONS FUNDS INVESTOR C SHARES


                                                                                                          Nations
                                                                   Nations     Nations       Nations      Managed
                                                                  Managed      Managed      Managed      SmallCap
                                                                   Index      SmallCap    Value Index   Value Index
Shareholder Transaction Expenses                                    Fund     Index Fund       Fund         Fund
Sales Load Imposed on Purchases                                    None        None         None          None
Maximum Deferred Sales Charge (as a percentage of the lower of
 the original purchase price or redemption proceeds)(1)            1.00%       1.00%        1.00%         1.00%
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees (After Fee Waivers)                                 .30%        .30%         .30%          .30%
Rule 12b-1 Fees (After Fee Waivers)                                 .25%        .25%         .25%          .25%
Shareholder Servicing Fees                                          .25%        .25%         .25%          .25%
Other Expenses (After Expense Reimbursements)                       .20%        .20%         .20%          .20%
Total Operating Expenses (After Fee Waivers and Expense
 Reimbursements)                                                   1.00%       1.00%        1.00%         1.00%



(1) Investor C Shares that are purchased at net asset value are subject to a Deferred Sales Charge if redeemed within one year of purchase.

Examples: You would pay the following expenses on a $1,000 investment in Investor C Shares of the indicated Fund, assuming (1) a 5% annual return and
(2) redemption at the end of each time period.




                                                      Nations
                           Nations       Nations      Managed
               Nations     Managed      Managed      SmallCap
              Managed     SmallCap    Value Index   Value Index
            Index Fund   Index Fund       Fund         Fund
1 Year         $ 25         $ 25          $ 25         $ 25
3 Years        $ 47         $ 47          $ 47         $ 47
5 Years        $ 82         $ 82          $ 82         $ 82
10 Years       $180         $180          $180         $180

You would pay the following expenses on a $1,000 investment in Investor C Shares of the indicated Fund, assuming (1) a 5% annual return and (2) no redemption.





                                                      Nations
                           Nations       Nations      Managed
               Nations     Managed      Managed      SmallCap
              Managed     SmallCap    Value Index   Value Index
            Index Fund   Index Fund       Fund         Fund
1 Year         $ 15         $ 15          $ 15         $ 15
3 Years        $ 47         $ 47          $ 47         $ 47
5 Years        $ 82         $ 82          $ 82         $ 82
10 Years       $180         $180          $180         $180


The purpose of the foregoing tables is to assist an investor in understanding the various shareholder transaction and operating expenses that an investor in Investor C Shares will bear either directly or indirectly. The figures contained in the above tables are based on amounts incurred during each Fund's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees. There is no assurance that any fee waivers and/or reimbursements will continue. In particular, to the extent Other Expenses are less than those shown, waivers and/or reimbursements of Management Fees, if any, may decrease. Shareholders will be notified of any decrease that materially increases Total Operating Expenses. If fee waivers and/or reimbursements are decreased or discontinued, the amounts contained in the "Examples" above may increase. For a more complete description of the Funds' operating expenses, see "How The Funds Are Managed." For a more complete description of the Rule 12b-1 and shareholder servicing fees payable by the Funds, see "Shareholder Servicing And Distribution Plan."

Absent fee waivers and expense reimbursements, "Management Fees," "12b-1 Fees," "Other Expenses" and "Total Operating Expenses" for Investor C Shares of the indicated Fund would have been as follows: Nations Managed Index Fund -- .50%,
 .75%, .30% and 1.80%, respectively; Nations Managed SmallCap Index Fund -- .50%, .75%, .53% and 2.03%, respectively; Nations Managed Value Index Fund -- .50%, .75%, 1.07% and 2.57%, respectively; and Nations Managed SmallCap Value
Index Fund -- .50%, .75%, 1.71% and 3.21%, respectively.

THE FOREGOING SHOULD NOT BE CONSIDERED TO BE AN ACTUAL REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RATES OF RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN.

Objectives

Nations Managed Index Fund: Nations Managed Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of Standard & Poor's 500 Composite Stock Price Index1 ("S&P 500 Index").

Nations Managed SmallCap Index Fund:
Nations Managed SmallCap Index Fund's investment objective is to seek, over the long-term, to provide a total return which (gross of fees and expenses) exceeds the total return of Standard & Poor's SmallCap 600 Index (2) ("S&P 600 Index").

Nations Managed Value Index Fund: Nations Managed Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P 500/BARRA Value Index ("S&P/BARRA Value Index").

Nations Managed SmallCap Value Index Fund: Nations Managed SmallCap Value Index Fund's investment objective is to seek, over the long-term, to provide a total return that (gross of fees and expenses) exceeds the total return of the S&P SmallCap 600/BARRA Value Index ("S&P/ BARRA SmallCap Value Index").


Although the Adviser will seek to achieve the investment objective of each Fund, there is no assurance that it will be able to do so. No single fund should be considered, by itself, to provide a complete investment program for any investor. The net asset value of the shares of each Fund will fluctuate based on market conditions. Therefore, investors should not rely upon the Funds for short-term financial needs nor are the Funds meant to provide a vehicle for participants in short-term swings in the stock market. Investments in the Funds are not insured against loss of principal.

---------------------
(1) "Standard & Poor's" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc.
(2) "Standard & Poor's" and "Standard & Poor's SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc.


How The Objectives Are Pursued

Nations Managed Index Fund: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P 500 Index. The S&P 500 Index is a market capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation.


Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 500 Index while minimizing the downside risk of underperforming the S&P 500 Index over time.


The initial stock universe considered by the Adviser is the S&P 500 Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 300 to 400 holdings that capture the overall investment characteristics of the S&P 500 Index.

Under normal conditions, the Adviser will attempt to invest as much of the Fund's assets as is practical and, in any event, the Fund will invest at least 80% of its total assets, in common stocks that are included in the S&P 500 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations") and repurchase agreements.

Nations Managed SmallCap Index Fund: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P 600 Index. The S&P 600 Index is a market capitalization weighted index consisting of 600 domestic stocks that capture the economic and industry characteristics of small stock performance.


Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P 600 Index while minimizing the downside risk of underperforming the S&P 600 Index over time.


From the initial S&P 600 Index stock universe the Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration measure a stock relative to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of approximately 400-500 holdings that capture the investment characteristics of the S&P 600 Index.


Under normal conditions, substantially all of the Fund's assets, and, in any event at least 80% of its total assets, will be invested in common stocks that are included in the S&P 600 Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.

Nations Managed Value Index Fund: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P/BARRA Value Index. The S&P/ BARRA Value Index is a subset of the S&P 500 Index. The S&P 500 Index is a market capitalization weighted index consisting of 500 common stocks chosen for market size, liquidity and industry group representation. The S&P/BARRA Value Index is a market capitalization weighted index consisting of approximately 340 common stocks selected from the S&P 500 Index on the basis of a lower than average price-to-book ratio. Because of their lower than average price-to-book ratios, stocks in the S&P/ BARRA Value Index, on average, typically exhibit higher yields than stocks in the S&P 500 Index. Historically, stocks in the S&P/BARRA Value Index, on average, have exhibited less short-term volatility than stocks in the S&P 500 Index.


S&P constructs the S&P/BARRA Value Index semi-annually by ranking all common stocks included in the S&P 500 Index by their price-to-book ratios. The resulting list is then divided in half by market capitalization. Stocks in the half of the list that have lower price-to-book ratios are included in the S&P/BARRA Value Index.

Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity value index portfolio can provide investors with positive incremental performance relative to the S&P/BARRA Value Index while reducing the downside risk of underperforming the S&P/BARRA Value Index over time.

The initial stock universe considered by the Adviser is the S&P/BARRA Value Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Although the universe consists exclusively of value stocks, both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration are useful in determining a stock's value in relation to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 100 to 200 holdings that capture the overall investment characteristics of the S&P/BARRA Value Index.

Under normal conditions, the Adviser will invest at least 80% of its total assets, in common stocks that are included in the S&P/BARRA Value Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.


Nations Managed SmallCap Value Index Fund: In seeking to achieve its investment objective, the Fund will invest in selected equity securities that are included in the S&P/BARRA SmallCap Value Index. The S&P/BARRA SmallCap Value Index is a subset of the S&P 600 Index. The S&P 600 Index is a market capitalization weighted index consisting of 600 domestic stocks which capture the economic and industry characteristics of small stock performance. The S&P/BARRA SmallCap Value Index is a market capitalization weighted index consisting of approximately 375 companies selected from the S&P 600 Index on the basis of price-to-book ratios. Those companies with lower price-to-book ratios make up the S&P/BARRA SmallCap Value Index. The S&P/BARRA SmallCap Value Index is also rebalanced semi-annually to reflect changes in the S&P 600 Index. Most of these stocks are listed on either the New York, American or NASDAQ stock exchanges.

Unlike traditional index funds, the Fund has a "managed" overlay. The Adviser believes that a managed equity index portfolio can provide investors with positive incremental performance relative to the S&P/BARRA SmallCap Value Index while reducing the downside risk of underperforming the S&P/ BARRA SmallCap Value Index over time.

The initial stock universe considered by the Adviser is the S&P/BARRA SmallCap Value Index. The Adviser ranks the attractiveness of each security according to a multi-factor valuation model. Although the universe consists exclusively of value stocks, both value and momentum factors are considered in the ranking process. Value factors such as book value, earnings yield and cash flow measure a stock's intrinsic worth versus its market price, while momentum characteristics such as price momentum, earnings growth and earnings acceleration are useful in determining a stock's value in relation to others in the same industry. A second quantitative model which measures the earnings momentum of each security is added to the screening process to serve as a validity check in the portfolio construction process. Each stock is assigned a ranking from 1 to 10 (best to worst). The Adviser then either underweights or eliminates the less attractive securities and modestly emphasizes the most attractive stocks resulting in a portfolio of 200 to 300 holdings that capture the overall investment characteristics of the S&P/BARRA SmallCap Value Index.

Under normal conditions, the Adviser will invest at least 80% of its total assets in common stocks that are included in the S&P/BARRA SmallCap

Value Index. The Fund is expected, however, to maintain a position in high-quality short-term debt securities and money market instruments to meet redemption requests. If the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in high-quality short-term debt securities and money market instruments. These securities and money market instruments may include domestic and foreign commercial paper, certificates of deposit, bankers' acceptances and time deposits, U.S. Government Obligations and repurchase agreements.

About the Indexes: The S&P 500 Index is composed of 500 common stocks chosen by S&P on a statistical basis to be included in the Index. The S&P SmallCap 600 Index is composed of 600 domestic stocks chosen by S&P based on, among other things, market size, liquidity and industry group representation. The S&P SmallCap 600 Index is designed to be a benchmark of small capitalization stock performance.


The S&P/BARRA Value Index and the S&P/BARRA SmallCap Value Index (collectively, the "BARRA Value Indexes") are constructed by dividing the stocks in the S&P 500 Index and the S&P 600 Index, respectively, according to a single attribute: price-to-book ratios. The BARRA Value Indexes are capitalization-weighted, meaning that each stock is weighted in the approximate index in proportion to its market value. Additionally, price-to-book ratios tend to be more stable over time than alternative measures such as price-to-earnings ratios, historical earnings growth rates, or return on equity, This results in indexes with relatively low turnover. Generally, the companies in the BARRA Value Indexes also exhibit characteristics associated with "value" stocks: lower price-to-earnings ratios, higher dividend yields, and lower historical and predicted earnings growth than the S&P 500 Index or the S&P 600 Index, respectively.


The S&P/BARRA Value Index and the S&P/BARRA SmallCap Value Index are relatively concentrated. The S&P/BARRA Value Index tends to be more heavily concentrated in the Energy, Utility, and Financial sectors than the S&P 500 Index. Additionally, the S&P/BARRA SmallCap Value Index tends to be more heavily concentrated in the Utility and Financial Sectors than the S&P 600 Index.

The inclusion of a stock in the S&P 500 Index, the S&P 600 Index, S&P/BARRA Value Index or the S&P/BARRA SmallCap Value Index in no way implies that S&P or BARRA believes the stock to be an attractive investment. The Indexes are determined, composed and calculated by S&P and BARRA without regard to the Funds. Neither S&P nor BARRA is a sponsor of, or in any way affiliated with, the Funds, and neither S&P nor BARRA makes any representation or warranty, expressed or implied, on the advisability of investing in the Funds or as to the ability of the Indexes to track general stock market performance. S&P and BARRA disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein.

General: Each of the Funds also may invest in certain specified derivative securities including: exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls to enhance return; and U.S. exchange-traded financial futures approved by the Commodity Futures Trading Commission (the "CFTC") and options thereon for market exposure risk management. Each Fund may lend its portfolio securities to qualified institutional investors. Each Fund also may invest in restricted, private placement and other illiquid securities. In addition, the Funds may invest in securities issued by other investment companies, consistent with a Fund's investment objective and policies.


In addition, when consistent with the Fund's respective investment objective, each of the Funds will employ various techniques to manage capital gain distributions. These techniques include utilizing a share identification methodology whereby the Fund will specifically identify each lot of shares of portfolio securities that it holds, which will allow the Fund to sell first those specific shares with the highest tax basis in order to reduce the amount of recognized capital gains as compared with a sale of identical portfolio securities, if any, with a lower tax basis. The Fund will sell first those shares with the highest tax basis only when it is in the best interest of the Fund to do so, and reserves the right to sell other shares when appropriate. In addition, the Fund may, at times, sell portfolio securities in order to realize capital losses. Such capital losses would be used to offset realized capital gains thereby reducing capital gain distributions. Additionally, the Adviser will, consistent with the portfolio construction process discussed above, employ a low portfolio turnover strategy designed to defer the realization of capital gains.

NationsBank Corporation is currently included in the S&P 500 Index and the S&P/BARRA Value Index. Subject to applicable law and SEC guidance, Nations Managed Index Fund and Nations Managed Value Index Fund cannot presently purchase stock of NationsBank Corporation unless relief from certain SEC restrictions is obtained or confirmed.

Equity mutual funds, like other investors in equity securities, incur transaction (brokerage) costs in connection with the purchase and sale of portfolio securities. For some funds, these costs can have a material negative impact on performance. The Adviser to the Funds will attempt to minimize these transaction costs by utilizing program trades and computerized exchanges called "crossing networks" which allow institutions to execute trades at the midpoint of the bid/ask spread and at a reduced commission rate.

Portfolio Turnover: Generally, the Funds will purchase portfolio securities for capital appreciation or investment income, or both, and not for short-term trading profits. While it is not possible to predict exactly annual portfolio turnover rates, it is expected that under normal market conditions, the annual portfolio turnover rate for each Fund will not exceed 25%. For the Funds' portfolio turnover rates, see "Financial Highlights."

Risk Considerations: Investments by a Fund in common stocks and other equity securities are subject to stock market risk. The value of the stocks that a Fund holds, like the broader stock market, may decline over short or even extended periods. The U.S. stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. As of the date of this Prospectus, the stock markets, as measured by the S&P 500 Index and other commonly used indices, were trading at or close to record levels. There can be no guarantee that these levels will continue.

Certain of the Funds' investments constitute derivative securities, which are securities whose value is derived, at least in part, from an underlying index or reference rate. There are certain types of derivative securities that can, under particular circumstances, significantly increase a purchaser's exposure to market or other risks. The Adviser, however, only purchases derivative securities in circumstances where it believes such purchases are consistent with a Fund's investment objective and do not unduly increase the Fund's exposure to market or other risks. For additional risk information regarding the Funds' investments in particular instruments, see "Appendix A.

The techniques employed by the Adviser to seek to manage capital gain distributions will generally only have the effect of deferring the realization of capital gains. For example, to the extent that the capital gains recognized on a sale of portfolio securities arise from the sale of specifically-identified securities with higher tax basis, subsequent sales of the same portfolio securities will be calculated by reference to the lower tax basis securities that remain in the portfolio. Under this scenario, an investor who purchases shares of a Fund after the first sale could receive capital gain distributions that are higher than the distributions that would have been received if this methodology had not been used. Therefore, certain investors actually could be disadvantaged by the techniques employed by the Fund to seek to manage capital gain distributions, depending on the timing of their purchase of Fund shares. Even if there are no subsequent sales, upon a redemption or exchange of Fund shares an investor will have to recognize gain to the extent that the net asset value of Fund shares at such time exceeds such investor's tax basis in his or her Fund shares.


The various techniques employed by the Funds to manage capital gain distributions may result in the accumulation of substantial unrealized gains in the Funds' portfolios. Moreover, the realization of capital gains is not entirely within a Fund's control because it is at least partly dependent on shareholder purchase and redemption activity. Capital gain distributions may vary considerably from year to year.


Furthermore, the U.S. Treasury has proposed legislation which would require holders of substantially identical securities to determine their tax basis using the average cost of all of their holdings in such securities. If enacted, the legislation would prevent the Funds from specifically identifying each lot of shares that they hold and from selling first those specific shares with the highest tax basis. Thus, the legislation would restrict the Funds' ability to manage capital gains.

Year 2000 Issue: Many computer programs employed throughout the world use two digits to identify the year. Unless modified, these programs may not correctly handle the change from "99" to "00" on January 1, 2000, and may not be able to perform necessary functions. Any failure to adapt these programs in time could hamper the Funds' operations. The Funds' principal service providers have advised the Funds that they have been actively working on implementing necessary changes to their systems, and that they expect that their systems will be adapted in time, although there can be no assurance of success. Because the Year 2000 issue affects virtually all organizations, the companies or governmental entities in which the Funds invest could be adversely impacted by the Year 2000 issue, although the extent of such impact cannot be predicted. To the extent the impact on a portfolio holding is negative, a Fund's return could be adversely affected.

Investment Limitations: Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of each Fund's outstanding shares. Other investment limitations that cannot be changed without such a vote of shareholders are described in the SAI.


Each Fund may not:


1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities are not considered members of any industry.)


2. Make loans, except that a Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately placed), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment policies.


3. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and with respect to 75% of such Fund's assets, the Fund will not hold more than 10% of the voting securities of any issuer.


The investment objective and policies of each Fund, unless otherwise specified, are non-fundamental and may be changed without shareholder approval. If the investment objective or policies of a Fund change, shareholders should consider whether the Fund remains an appropriate investment in light of their current position and needs.


How Performance Is Shown


From time to time, the Funds may advertise the "total return" and "yield" on a class of shares. BOTH TOTAL RETURN AND YIELD FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" of a class of shares of a Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return refers to the average annual compounded rates of return on a class of shares over one-, five-, and ten-year periods or the life of a Fund (as stated in a Fund's advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment (reflecting the deduction of any applicable contingent deferred sales charge ("CDSC")), assuming the reinvestment of all dividend and capital gain distributions. Aggregate total return reflects the total percentage change in the value of the investment over the measuring period, again assuming the rein-vestment of all dividends and capital gain distributions. Total return may also be presented for other periods or may not reflect a deduction of any applicable CDSC.


"Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day (or one month) period of a class of shares of a Fund by the maximum public offering price per share on the last day of that period. The yield on a class of shares does not reflect deduction of any applicable CDSC.


Index Composite Performance: Set forth below is certain performance data for Nations Managed Index Fund and Nations Municipal SmallCap Index Fund; the Enhanced S&P 500 Index Composite and the Enhanced Small Cap Index Composite (the "Composites"), which are each composites of accounts and commingled funds managed by TradeStreet. (Prior to TradeStreet's formation in 1995, the Composites were managed by NationsBank.) The performance data for the Composites is deemed relevant because the accounts and commingled Funds in the Enhanced S&P 500 Index Composite and Enhanced Small Cap Index Composite have investment objectives and policies that are substantially similar to those of Nations Managed Index Fund and Nations Managed SmallCap Index Fund, respectively. Moreover, the management team at TradeStreet (which currently manages the accounts and commingled Funds in the Composites, and Nations Managed Index Fund and Nations Managed SmallCap Index Fund) employs the same quantitative investment process for Nations Managed Index Fund and Nations Managed SmallCap Index Fund that has, and continues to be, utilized in connection with the Composites. THIS PERFORMANCE DATA REPRESENTS PAST PERFORMANCE OF NATIONS MANAGED INDEX FUND, NATIONS MANAGED SMALLCAP INDEX FUND, AND THE COMPOSITES AND IS NOT NECESSARILY INDICATIVE OF THE FUTURE PERFORMANCE OF THE COMPOSITES, NATIONS MANAGED INDEX FUND OR NATIONS MANAGED SMALLCAP INDEX FUND. The commingled funds and accounts that are included in the Composites are not subject to the same types of expenses to which the Funds are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the 1940 Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Composites could have been adversely affected if the accounts included in the Composites had been regulated as investment companies. In addition, the results presented below for the Composites may not necessarily equate with the return experienced by any particular account of TradeStreet.


Average Annual Total Returns for the Periods Indicated through March 31, 1998



                                                         Since
                One Year   Three Year     Five Year   Inception***
Nations
  Managed
  Index
  Fund           46.71%        N/A          N/A          40.48%
Enhanced
  S&P 500
  Index
  Composite*     48.19%       33.25%       22.53%        19.72%
S&P 500
  Index          47.99%       32.78%                     19.32%
Lipper S&P
  500 Index
  Funds
  Average**      47.07%       32.14%       21.86%        18.72%

Annual Total Returns



                         Enhanced                 Lipper S&P
             Nations   Equity Index               500 Index
            Managed       Common        S&P 500     Funds
Year      Index Fund    Trust Fund*     Index     Average**
1989         N/A         34.28%         31.55%      30.58%
1990         N/A         -1.52%         -3.15%      -3.57%
1991         N/A         30.86%         30.56%      29.65%
1992         N/A          5.55%          7.64%       7.12%
1993         N/A         10.52%          9.99%       9.52%
1994         N/A          0.69%          1.31%       0.90%
1995         N/A         37.84%         37.45%      36.82%
1996         N/A         24.12%         23.08%      22.30%
1997     32.96%          33.42%         33.23%      32.61%

Average Annual Total Returns for the Periods Indicated through March 31, 1998



                                         Since
                           One Year   Inception***
Nations Managed
  SmallCap Index Fund      47.10%       28.96%
Enhanced SmallCap Index
  Composite*               47.67%       22.85%
S&P 600 Index              47.69%       21.31%

* The total returns above reflect the deduction of 0.50% of fees and expenses per annum [the reinvestment of all dividends, interest and income, and realized or unrealized gains or losses]. The Composites are comprised of equity only accounts and the equity portion of balanced accounts that are valued in excess of $5 million.

** The Lipper S&P 500 Index Funds Average represents the average performance of mutual funds with similar objectives monitored by Lipper Analytical Services, Inc. during the periods shown.

*** Nations Managed Index Fund's inception was July 31, 1996; the Enhanced S&P
    500 Index Composite's inception was December 31, 1988; Nations Managed SmallCap Index Fund's inception was October 15, 1996; and the Enhanced SmallCap Index Composite's inception was October 1, 1995.


Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with such Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Any fees charged by a selling agent and/or servicing agent (as defined below) directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return or yield.


In addition to Investor C Shares, the Funds offer Primary A, Primary B and Investor A Shares. Each class of shares may bear different sales charges, shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of the other classes. Total return and yield quotations will be computed separately for each class of a Fund's shares. Any quotation of total return or yield not reflecting CDSCs would be reduced if such sales charges were reflected. Each Fund's annual report contains additional performance information and is available upon request without charge from the Funds' distributor or your selling agent or by calling Nations Funds at the toll-free number indicated on the cover of this Prospectus.



How The Funds Are Managed

The business and affairs of Nations Fund Trust are managed under the direction of its Board of Trustees. The SAI contains the names of and general background information concerning each Trustee of Nations Fund Trust.


As described below, each Fund is advised by NBAI which is responsible for the overall management and supervision of the investment management of each Fund. Each Fund also is sub-advised by a separate investment sub-adviser, which as a general matter is responsible for the day-to-day investment decisions for the respective Fund.


Nations Funds and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.


NationsBank Corporation, the parent company of NationsBank, has signed an agreement to merge with BankAmerica Corporation. The proposed merger is subject to certain regulatory approvals and must be approved by shareholders of both holding companies. The merger is expected to close in the second half of 1998. NationsBank and NBAI have advised the Funds that the merger will not reduce the level or quality of advisory and other services provided to the Funds.

Investment Adviser: NationsBanc Advisors, Inc. serves as investment adviser to the Funds. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.


TradeStreet Investment Associates, Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as investment sub-adviser to the Funds. TradeStreet is a wholly owned subsidiary of NationsBank. TradeStreet provides investment management services to individuals, corporations and institutions. TradeStreet has employed the "managed index" style since 1989 and currently manages more than $1.5 billion in this style on behalf of its clients, including the Funds.


Subject to the general supervision of Nations Fund Trust's Board of Trustees, and in accordance with each Fund's investment policies, the Adviser formulates guidelines and lists of approved investments for each Fund, makes decisions with respect to and places orders for each Fund's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. The Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions which are affiliated with the Adviser or which have sold shares in such Funds, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which NationsBank has a lending relationship.


For the services provided and expenses assumed pursuant to an investment advisory agreement, NBAI is entitled to receive an advisory fee, computed daily and paid monthly, at the annual rate of .50% of the average daily net assets of each Fund.


For the services provided pursuant to an investment sub-advisory agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rate of .10% of the average daily net assets of each Fund.

From time to time, NBAI (and/or TradeStreet) may waive or reimburse (either voluntarily or pursuant to applicable state limitations) advisory fees and/or expenses payable by a Fund.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid NBAI under the investment advisory agreement, advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Managed Index Fund -- .22%, Nations Managed SmallCap Index Fund --
 .00%, Nations Managed Value Index Fund -- .03% and Nations Managed SmallCap Value Index Fund -- .02%.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, NBAI paid TradeStreet under the investment sub-advisory agreements, sub-advisory fees at the indicated rates of the following Funds' average daily net assets:
Nations Managed Index Fund -- .10%, Nations Managed SmallCap Index Fund --
 .10%, Nations Managed Value Index Fund -- .10% and Nations SmallCap Value Index Fund -- .10%.


The Structured Products Management Team of TradeStreet is responsible for the day-to-day management of Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund.


Morrison & Foerster LLP, counsel to Nations Funds and special counsel to NationsBank, has advised Nations Funds and NationsBank that NationsBank and its affiliates may perform the services contemplated by the investment advisory agreement and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes, including the Glass-Steagall Act, and regulations and judicial or administrative decisions or interpretations thereof, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Other Service Providers: Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of Nations Funds pursuant to an administration agreement. Pursuant to the terms of the administration agreement, Stephens provides various administrative and corporate secretarial services to the Funds, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Funds.


First Data Investor Services Group, Inc. ("First Data"), a wholly owned subsidiary of First Data Corporation, with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of Nations Funds pursuant to a co-administration agreement. Under the co-administration agreement, First Data provides various administrative and accounting services to the Funds including performing the calculations necessary to determine the net asset value per share and dividends of each class of shares of the Funds, preparing tax returns and financial statements and maintaining the portfolio records and certain of the general accounting records for the Funds. For the services rendered pursuant to the administration and co-administration agreements, Stephens and First Data are entitled to receive a combined fee at an annual rate of up to .10% of each Fund's average daily net assets.


For the fiscal period from April 1, 1997 to March 31, 1998, after waivers, Nations Fund Trust paid its administrators combined fees at the indicated rates of the following Funds' average daily net assets: Nations Managed Index Fund --
 .10%, Nations Managed SmallCap Index Fund -- .10%, Nations Managed Value Index Fund -- .10% and Nations SmallCap Value Index Fund -- .10%.


NBAI serves as sub-administrator for the Funds pursuant to a sub-administration agreement. Pursuant to the terms of the sub-administration agreement, NBAI assists Stephens in supervising, coordinating and monitoring various aspects of the Funds' administrative operations. For providing such services NBAI shall be entitled to receive a monthly fee from Stephens based on an annual rate of .01% of the Funds' average daily net assets.

Shares of the Funds are sold on a continuous basis by Stephens, as the Funds' sponsor and distributor. Stephens is a registered broker/dealer. Nations Funds has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Funds. Stephens may pay service fees or commissions to selling agents that assist customers in purchasing Investor C Shares of the Funds. See "Shareholder Servicing And Distribution Plan."

The Bank of New York ("BONY" or the "Custodian"), located at 90 Washington Street, New York, New York 10286, provides custodial services for the assets of all Nations Funds, except the international portfolios. In return for providing custodial services to the Nations Funds Family, BONY is entitled to receive, in addition to out-of-pocket expenses, fees at the rate of (i) 3/4 of one basis point per annum on the aggregate net assets of all Nations Funds' non-money market funds up to $10 billion; and (ii) 1/2 of one basis point on the excess, including all Nations Funds' money market funds.

First Data serves as transfer agent (the "Transfer Agent") for the Funds' Investor C Shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.

PricewaterhouseCoopers LLP serves as independent accountant to Nations Funds. Their address is 160 Federal Street, Boston, Massachusetts 02110.

Expenses: The accrued expenses of each Fund are deducted from the Funds' income before dividends are declared. These expenses include, but are not limited to: fees paid to the Adviser, Stephens and First Data; taxes; interest; fees (including fees paid to Nations Funds' Trustees and officers); federal and state securities registration and qualification fees; brokerage fees and commissions; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; charges of the Custodian and Transfer Agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; other expenses which are not expressly assumed by the Adviser, Stephens or First Data under their respective agreements with Nations Funds; and any extraordinary expenses. Investor C Shares bear certain class specific expenses and also bear certain additional shareholder service and/or sales support costs. Any general expenses of Nations Fund Trust that are not readily identifiable as belonging to a particular investment portfolio are allocated among all portfolios in the proportion that the assets of a portfolio bears to the assets of Nations Fund Trust or in such other manner as the Board of Trustees deems appropriate.


Organization And History

The Funds are members of the Nations Funds Family, which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations Annuity Trust and Nations LifeGoal Funds, Inc. The Nations Funds Family currently consists of more than 60 distinct investment portfolios and total assets in excess of $40 billion.

Nations Fund Trust: Nations Fund Trust was organized as a Massachusetts business trust on May 6, 1985. Nations Fund Trust's fiscal year end is March 31; prior to 1996, Nations Fund Trust's fiscal year end was November 30. The Funds currently offer four classes of shares -- Primary A Shares, Primary B Shares, Investor A Shares and Investor C Shares. This Prospectus relates only to the Investor C Shares of the following Funds of Nations Fund Trust: Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund. To obtain additional information regarding the Funds' other classes of shares which may be available to you, contact your Agent (as defined below) or Nations Funds at 1-800-321-7854.

Each share of Nations Fund Trust is without par value, represents an equal proportionate interest in the related fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such fund as are declared in the discretion of Nations Fund Trust's Board of Trustees. Nations Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any class of shares into one or more series of shares.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of each fund of Nations Fund Trust will vote in the aggregate and not by fund, and shareholders of each fund will vote in the aggregate and not by class except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular fund or class. See the SAI for examples of when the Investment Company Act of 1940, as amended (the "1940 Act") requires voting by fund.


As of August 1, 1998, NationsBank and its affiliates possessed or shared power to dispose or vote with respect to more than 25% of the outstanding shares of certain classes of shares of Nations Fund Trust and therefore could be considered to be a controlling person of these classes and series of Nations Fund Trust for purposes of the 1940 Act. For more detailed information concerning the percentage of each class or series of shares over which NationsBank and its affiliates possessed or shared power to dispose or vote as of a certain date, see the SAI.


Nations Fund Trust does not presently intend to hold annual meetings except as required by the 1940 Act. Shareholders will have the right to remove Trustees. Nations Fund Trust's Code of Regulations provides that special meetings of shareholders shall be called at the written request of the shareholders entitled to vote at least 10% of the outstanding shares of Nations Fund Trust entitled to be voted at such meeting.

About Your Investment

How To Buy Shares


This Prospectus offers one class of shares to the general public. Investor C Shares are sold without an initial sales charge and are subject to a CDSC upon certain redemptions. Contact your Agent or Nations Funds at 1-800-321-7854 for more information.

The Funds have established various procedures for purchasing Investor C Shares in order to accommodate different investors. Purchase orders for Investor C Shares may be placed through banks, broker/dealers or other financial institutions (including certain affiliates of NationsBank) that have entered into a shareholder servicing agreement ("Servicing Agreement") with Nations Funds ("Servicing Agents") and/or a Sales Support Agreement ("Sales Support Agreement") with Stephens ("Selling Agents").


The Funds reserve the right, in their discretion, to make Investor C Shares available to other categories of investors, including those who become eligible in connection with a merger or reorganization.

There is a minimum initial investment of $1,000, except that the minimum initial investment is:

o $500 for "IRA" investors;

o $250 for non-working spousal IRAs;



o $250 for accounts established with certain fee-based investment advisers or financial planners, including wrap fee accounts and other managed agency/asset allocation accounts; and



o $100 for investors participating on a monthly basis in the Systematic Investment Plan described below.


There is no minimum investment amount for investments by 401(k) plans, simplified employee pension plans ("SEPs"), salary reduction-simplified employee pension plans ("SAR-SEPs"), Savings Incentives Method Plans for Employees ("SIMPLE IRAs"), salary reduction-Individual Retirement Account ("SAR-IRAs") or similar types of accounts. However, the assets of such plans must reach an asset value of $1,000 ($500 for SEPs, SAR-SEPs, SIMPLE IRAs, and SAR-IRAs) within one year of the account open date. If the assets of such plans do not reach the minimum asset size within one year, Nations Funds reserves the right to redeem the shares held by such plans on 60 days' written notice. The minimum subsequent investment is $100, except for investments pursuant to the Systematic Investment Plan described below.



Investor C Shares are purchased at net asset value per share without the imposition of a sales charge but are subject to a CDSC if redeemed within one year after purchase. Purchases may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day").



The Servicing Agents will provide various shareholder services for, and the Selling Agents will provide sales support assistance to, their respective customers ("Customers") who own Investor C Shares. Servicing Agents and Selling Agents are sometimes referred to hereafter as "Agents." From time to time the Agents, Stephens and Nations Funds may agree to voluntarily reduce the maximum fees payable for sales support or shareholder services.


Nations Funds and Stephens reserve the right to reject any purchase order. The issuance of Investor C Shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

Effective Time of Purchases: Purchase orders for Investor C Shares in the Funds which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day. In the event that the Exchange closes early, purchase orders received prior to closing will be priced as of the time the Exchange closes and purchase orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Purchase orders are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Funds' Custodian. Such payment must be received no later than 4:00 p.m., Eastern time, by the third Business Day following the receipt of the order, as determined above. If funds are not received by such date, the order will not be accepted and notice thereof will be given to the Agent placing the order. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending Agent.

The Agents are responsible for transmitting orders for purchases of Investor C Shares by their Customers, and delivering required funds, on a timely basis. Stephens is responsible for transmitting orders it receives to Nations Funds.

Systematic Investment Plan: Under the Funds' Systematic Investment Plan ("SIP"), a shareholder may automatically purchase Investor C Shares. On a bi-monthly, monthly or quarterly basis, a shareholder may direct cash to be transferred automatically from his/her checking or savings account at any bank which is a member of the Automated Clearing House to his/her Fund account. Transfers will occur on or about the 15th and/or the last day of the applicable month. Subject to certain exceptions for employees of NationsBank and its affiliates and pre-existing SIP accounts, the systematic investment amount may be in any amount from $50 to $100,000. For more information concerning the SIP, contact your Agent or Nations Funds.

Telephone Transactions: Investors may effect purchases, redemptions (up to $50,000) and exchanges by telephone. See "How To Redeem Shares" and "How To Exchange Shares" below. If a shareholder desires to elect the telephone transaction feature after opening an account, a signature guarantee will be required. Shareholders should be aware that by using the telephone transaction feature, such shareholders may be giving up a measure of security that they may have if they were to authorize written requests only. A shareholder may bear the risk of any resulting losses from a telephone transaction. Nations Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if Nations Funds and its service providers fail to employ such measures, they may be liable for any losses due to unauthorized or fraudulent instructions. Nations Funds requires a form of personal identification prior to acting upon instructions received by telephone and provides written confirmation to shareholders of each telephone share transaction. In addition, Nations Funds reserves the right to record all telephone conversations. Shareholders should be aware that during periods of significant economic or market change, telephone transactions may be difficult to complete.


Investor C Shares -- Charges and Features



Investor C Contingent Deferred Sales Charge:
Subject to certain waivers, Investor C Shares of Nations Managed Index Fund, Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund, and Nations Managed SmallCap Value Index Fund that are redeemed within one year of the date of purchase will be subject to a CDSC equal to 1.00% of the lesser of the net asset value or the purchase price of the shares being redeemed. No CDSC is imposed on increases in net asset value above the initial purchase price, including shares acquired by reinvestment of distributions.


Solely for purposes of determining the period of time that has elapsed from the purchase of any Investor C Shares, all purchases during a month will be aggregated and deemed to have been made on the last day of the month. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner that results in the lowest possible charge being assessed. In this regard, it will be assumed that the redemption is first of shares held for the longest period of time or shares acquired pursuant to reinvestment of dividends or distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.

The CDSC will be waived on redemptions of Investor C Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the "Code")) of a shareholder (including a registered joint owner),
(ii) in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA, or Custodial Account under Section 403(b)(7) of the Code, following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an IRA; and (d) distributions from a qualified retirement plan that are not subject to the 10% additional Federal withdrawal tax pursuant to Section 72(t)(2) of the Code, (iii) payments made to pay medical expenses which exceed 7.5% of income and distributions to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least 12 weeks, (iv) effected pursuant to Nations Funds' right to liquidate a shareholder's account, including instances where the aggregate net asset value of the Investor C shares held in the account is less than the minimum account size, (v) effected pursuant to the Automatic Withdrawal Plan discussed below, provided that such redemptions do not exceed, on an annual basis, 12% of the net asset value of the Investor C Shares in the account, and (vi) in connection with the combination of Nations Funds with any other registered investment company by a merger, acquisition of assets or by any other transaction. In addition, the CDSC will be waived on Investor C Shares purchased before September 30, 1994 by current or retired employees of NationsBank and its affiliates or by current or former Trustees or Directors of Nations Funds or other management companies managed by NationsBank. Shareholders are responsible for providing evidence sufficient to establish that they are eligible for any waiver of the CDSC.

Reinstatement Privilege: Within 120 days after a redemption of Investor C Shares of the Fund, a shareholder may reinvest any portion of the proceeds of such redemption in Investor C Shares of the Fund. The amount which may be so reinvested is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). A shareholder exercising this privilege would receive a pro rata credit for any CDSC paid in connection with the prior redemption. A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinvestment privilege. In order to exercise this privilege, a written order for the purchase of Investor C Shares must be received by the Transfer Agent or by Stephens within 120 days after the redemption.

Automatic Withdrawal Plan: An Automatic Withdrawal Plan ("AWP") may be established by a new or existing shareholder of the Fund if the value of the Investor C Shares in his/her accounts within the Nations Funds Family (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Investor C Shares redeemed under the AWP will not be subject to a CDSC, provided that the shares so redeemed do not exceed, on an annual basis 12% of the net value of the Investor C Shares in the account. Otherwise, any applicable CDSC will be imposed on shares redeemed under the AWP. Shareholders who elect to establish an AWP may receive a monthly, quarterly or annual check or automatic transfer to a checking or savings account in a stated amount of not less than $25 on or about the 10th or 25th day of the applicable month of withdrawal. Investor C Shares will be redeemed (net of any applicable CDSC) as necessary to meet withdrawal payments. Withdrawals will reduce principal and may eventually deplete the shareholder's account. If a shareholder desires to establish an AWP after opening an account, a signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his/her Agent or by Nations Funds at any time.

How To Redeem Shares


Redemption orders should be transmitted by telephone or in writing through the same Agent that transmitted the original purchase order. Redemption orders for Investor C Shares of the Funds which are received by Stephens, the Transfer Agent or their respective agents before the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value next determined after acceptance of the order. In the event that the Exchange closes early, redemption orders received prior to closing will be priced as of the time the Exchange closes and redemption orders received after the Exchange closes will be deemed received on the next Business Day and priced according to the net asset value determined on the next Business Day. Redemption orders are effected at the net asset value per share next determined after receipt of the order by Stephens, the Transfer Agent or their respective agents, less any applicable CDSC. The Agents are responsible for transmitting redemption orders to Stephens or to the Transfer Agent and for crediting their Customers' accounts with the redemption proceeds on a timely basis. No charge for wiring redemption payments is imposed by Nations Funds. There is no redemption charge.


Redemption proceeds are normally wired to the redeeming Agent within three Business Days after receipt of the order by Stephens, the Transfer Agent or their respective agents. However, redemption proceeds for shares purchased by check may not be remitted until at least 15 days after the date of purchase to ensure that the check has cleared; a certified check, however, is deemed to be cleared immediately.

Nations Funds may redeem a shareholder's Investor C Shares upon 60 days' written notice if the balance in the shareholder's account drops below $500 as a result of redemptions. Share balances also may be redeemed at the direction of an Agent pursuant to arrangements between the Agent and its Customers. Nations Funds also may redeem shares of the Funds involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.


Prior to effecting a redemption of Investor C Shares represented by certificates, the Transfer Agent must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance with the signature guaranteed by a commercial bank or a member of a major stock exchange, unless other arrangements satisfactory to Nations Funds have previously been made. Nations Funds may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.



How To Exchange Shares

The exchange feature enables a shareholder of Investor C Shares of a Nations Funds non-money market fund to acquire shares of the same class that are offered by another non-money market fund of Nations Funds or Daily Shares of any Nations Funds money market fund when he or she believes that a shift between funds is an appropriate investment decision. A qualifying exchange is based on the next calculated net asset value per share of each fund after the exchange order is received.


If a shareholder acquires Investor C Shares of a non-money market fund through an exchange, the CDSC applicable to that current fund will be applied to any redemption of the acquired shares. However, if a shareholder acquires Daily Shares of a money market fund through an exchange of Investor C Shares, the CDSC applicable to the exchanged Investor C Shares will be applied on any redemption of the acquired Daily Shares. Notwithstanding the foregoing, if a shareholder redeems shares acquired through an exchange, the shareholder will be subject to the highest CDSC applicable to any shares that were exchanged within the 30 days prior to the redemption.

The Funds and each of the other funds of Nations Funds may limit the number of times this exchange feature may be exercised by a shareholder within a specified period of time. Also, the exchange feature may be terminated or revised at any time by Nations Funds upon such notice as may be required by applicable regulatory agencies (presently 60 days for termination or material revision), provided that the exchange feature may be terminated or materially revised without notice under certain unusual circumstances.

The current prospectus for each Fund describes its investment objective and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for Federal income tax purposes the same as a redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within 90 days after the shares are purchased.

Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange.


The Investor C Shares exchanged must have a current value of at least $1,000 (except for exchanges through the Automatic Exchange Feature, which is described below). Nations Funds and Stephens reserve the right to reject any exchange request. Only shares that may legally be sold in the state of the investor's residence may be acquired in an exchange. Only shares of a class that is accepting investments generally may be acquired in an exchange. An investor may telephone an exchange request by calling his/her Agent which is responsible for transmitting such request to Stephens or to the Transfer Agent.




During periods of significant economic or market change, telephone exchanges may be difficult to complete. In such event, shares may be exchanged by mailing the request directly to the Agent through which the original shares were purchased. An investor should consult his/her Agent or Stephens for further information regarding exchanges.



Shareholder Servicing And Distribution Plans

Pursuant to Rule 12b-1 under the 1940 Act, the Trustees have approved a Distribution Plan with respect to Investor C Shares of the Funds. Pursuant to the Distribution Plan, the Funds may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor C Shares. Payments under the Investor C Distribution Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trustees, provided that the annual rate may not exceed .75% of the average daily net asset value of the Funds' Investor C Shares.

The fees payable under the Distribution Plan are used (i) to compensate Selling Agents for providing sales support assistance relating to Investor C Shares,
(ii) to pay for promotional activities intended to result in the sale of Investor C Shares such as the preparation, printing and distribution of prospectuses to other than current shareholders, and (iii) to compensate Selling Agents for providing sales support services with respect to their Customers who are, from time to time, beneficial and record holders of Investor C Shares. Currently, substantially all fees paid pursuant to the Distribution Plan are paid to compensate Selling Agents for providing the services described in (i) and (iii) above, with any remaining amounts being used by Stephens to partially defray other expenses incurred by Stephens in distributing Investor C Shares. Fees received by Stephens pursuant to the Distribution Plan will not be used to pay any interest expenses, carrying charges or other financing costs (except to the extent permitted by the SEC) and will not be used to pay any general and administrative expenses of Stephens.

Nations Funds and Stephens may suspend or reduce payments under the Distribution Plan at any time, and payments are subject to the continuation of the Distribution Plan described above and the terms of the Sales Support Agreement between Selling Agents and Stephens. See the SAI for more details on the Distribution Plan.

The Trustees also have approved a shareholder servicing plan ("Servicing Plan") for the Funds which permits the Funds to compensate Servicing Agents for services provided to their Customers that own Investor C Shares. Payments under the Servicing Plan are calculated daily and paid monthly at a rate or rates set from time to time by the Funds, provided that the annual rate may not exceed
 .25% of the average daily net asset value of the Funds' Investor C Shares.

The fees payable under the Servicing Plan are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents may include: (i) aggregating and processing purchase and redemption requests for Investor C Shares from Customers and transmitting net purchase and redemption orders to Stephens or the Transfer Agent; (ii) providing Customers with a service that invests the assets of their accounts in Investor C Shares pursuant to specific or preauthorized instructions; (iii) processing dividend and distribution payments from the Funds on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Investor C Shares; (v) arranging for bank wires; and (vi) providing general shareholder liaison services.

Nations Funds may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Servicing Plan.

Nations Funds understands that Agents may charge fees to their Customers who are the owners of Investor C Shares for various services provided in connection with Customers' accounts. These fees would be in addition to any amounts received by a Selling Agent under its Sales Support Agreement with Stephens or by a Servicing Agent under its Servicing Agreement with Nations Funds. The Sales Support Agreements and Servicing Agreements require Agents to disclose to their Customers any compensation payable to the Agent by Stephens or Nations Funds and any other compensation payable by the Customers for various services provided in connection with their accounts. Customers should read this Prospectus in light of the terms governing their accounts with their Agents.


The Adviser may also pay out of its own assets amounts to Stephens or other broker/dealers in connection with the provision of administrative and/or distribution related services to shareholders.



In addition, Stephens may, from time to time, at its expense or as an expense for which it may be reimbursed under the Distribution Plan, pay a bonus or other consideration or incentive to Agents who sell a minimum dollar amount of shares of the Funds during a specified period of time. Stephens may also, from time to time, pay additional consideration to Agents not to exceed .75% of the offering price per share on all sales of Investor C Shares as an expense of Stephens or for which Stephens may be reimbursed under the plan adopted pursuant to Rule 12b-1 or upon receipt of a CDSC. Any such additional consideration or incentive program may be terminated at any time by Stephens.



Stephens has also established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise. This non-cash compensation program may be amended or terminated at any time by Stephens.

How The Funds Value Their Shares

The net asset value of a share of each class is calculated by dividing the total value of its assets, less liabilities, by the number of shares in the class outstanding. Shares of the Funds are valued as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) on each Business Day. In the event that the Exchange closes early, shares of the Funds will be priced as of the time the Exchange closes. Currently, the days on which the Exchange is closed (other than weekends) are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.


How Dividends And Distributions Are Made; Tax Information

Dividends and Distributions: Even though the Funds seek to manage taxable distributions, the Funds may be expected to earn and distribute taxable income and may also be expected to realize and distribute capital gains from time to time. Dividends from net investment income are declared and paid monthly by Nations Managed Index Fund. Dividends from net investment income are declared and paid each calendar quarter by Nations Managed SmallCap Index Fund, Nations Managed Value Index Fund and Nations Managed SmallCap Value Index Fund. The Funds' net realized capital gains (including net short-term capital gains) are distributed at least annually. Distributions from capital gains are made after applying any available capital loss carryovers. Distributions paid by the Funds with respect to one class of shares may be greater or less than those paid with respect to another class of shares due to the different expenses of the different classes.

Investor C Shares of the Funds are eligible to receive dividends when declared, provided however, that the purchase order for such shares is received at least one day prior to the dividend declaration and such shares continue to be eligible for dividends through and including the day before the redemption order is executed.

The net asset value of Investor C Shares will be reduced by the amount of any dividend or distribution. Accordingly, dividends and distributions on newly purchased shares represent, in substance, a return of capital. However, such dividends and distributions would nevertheless be taxable. Certain Agents may provide for the reinvestment of dividends in the form of additional Investor C Shares of the same class in the same Fund. Dividends and distributions are paid in cash within five Business Days of the end of the month or quarter to which the payment relates. Dividends and distributions payable to a shareholder are paid in cash within five Business Days after a shareholder's complete redemption of his/ her Investor C Shares.


Tax Information: Each Fund intends to continue to qualify as a "regulated investment company" under the Code. Such qualification relieves a Fund of liability for Federal income tax on amounts distributed in accordance with the Code.



Each Fund intends to distribute substantially all of its net investment income each taxable year. Distributions by a Fund of its net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss generally are taxable as ordinary income to shareholders, whether such income is received in cash or reinvested in additional shares.

Corporate investors in a Fund may be entitled to the dividends-received deduction on a portion of such Fund's dividends.

Substantially all of the Funds' net realized long-term capital gains will be distributed at least annually. The Funds will generally have no tax liability with respect to such gains, and the distributions generally will be taxable to shareholders as net capital gain, regardless of how long the shareholders have held such Funds' shares and whether such distributions are received in cash or reinvested in additional shares. Noncorporate shareholders may be taxed on such distributions at preferential rates.

Each year, shareholders will be notified as to the amount and Federal tax status of all dividends and distributions paid during the prior year.

Dividends and distributions declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends and distributions are actually paid during January of the following year.

Federal law requires Nations Funds to withhold 31% from any distributions paid by Nations Funds and/or redemptions (including exchanges and redemptions in-kind) that occur in certain shareholder accounts if the shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified Nations Funds that the Taxpayer Identification Number listed on a shareholder account is incorrect according to its records, or that the shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. Federal law also requires the Funds to withhold tax on dividends paid to certain foreign shareholders.


The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important Federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to foreign, state and local taxes. Further tax information is contained in the SAI.

Financial Highlights

The following financial information has been derived from the audited financial statements of Nations Fund Trust. PricewaterhouseCoopers LLP is the independent accountant to Nations Fund Trust. The reports of PricewaterhouseCoopers LLP for the most recent fiscal period of Nations Fund Trust accompany the financial statements for such period and are incorporated by reference in the SAI, which is available upon request. For more information see "Organization And History." Shareholders of the Funds will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent accountant.


FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Managed Index Fund



                                                                                     PERIOD              PERIOD
                                                                                    ENDING                ENDED
Investor C Shares                                                                  03/31/98            03/31/97 *
Operating performance:
Net asset value, beginning of period                                                $ 11.90               $ 10.00
Net investment income                                                                 0.10                  0.11
Net realized and unrealized gain on investments                                       5.39                  1.90
Net increase in net asset value from operations                                       5.49                  2.01
Distributions:
Dividends from net investment income                                                ( 0.10)               ( 0.11)
Distributions from net realized capital gains                                       ( 0.15)                  --
Total dividends and distributions                                                   ( 0.25)               ( 0.11)
Net asset value, end of period                                                      $ 17.14               $ 11.90
Total return ++                                                                      46.71%                20.11%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                $4,284                $   83
Ratio of operating expenses to average net assets                                     1.00%(a)(b)           1.00%+(a)
Ratio of net investment income to average net assets                                  0.76%                 1.42%+
Portfolio turnover rate                                                                30%                   17%
Ratio of operating expenses to average net assets without waivers and/or expense
 reimbursements                                                                       1.30%(a)              1.55%+(a)

* Nations Managed Index Fund Investor C Shares commenced operations on July 31, 1996.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Nations Managed SmallCap Index Fund



                                                                                      PERIOD           PERIOD
                                                                                      ENDED            ENDED
Investor C Shares                                                                   03/31/98         03/31/97 *
Operating performance:
Net asset value, beginning of period                                                $  9.83              $ 10.00
Net investment income                                                                 0.01                 0.03
Net realized and unrealized gain (loss) on investments                                4.58               ( 0.17)
Net increase/(decrease) in net asset value from operations                            4.59               ( 0.14)
Distributions:
Dividends from net investment income                                                ( 0.02)              ( 0.03)
Distributions from net realized capital gains                                       ( 0.31)                 --
Total dividends and distributions                                                   ( 0.33)              ( 0.03)
Net asset value, end of period                                                      $ 14.09              $  9.83
Total return ++                                                                      47.10%              ( 1.46)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                $  524               $   19
Ratio of operating expenses to average net assets                                     1.00%(a)(b)          1.00%+
Ratio of net investment income to average net assets                                  0.02%                0.55%+
Portfolio turnover rate                                                                62%                  18%
Ratio of operating expenses to average net assets without waivers and/or expense
 reimbursements                                                                       1.52%(a)             1.71%+

* Nations Managed SmallCap Index Fund Investor C Shares commenced operations on October 15, 1996.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT THE PERIOD

Nations Managed Value Index Fund



                                                                                      PERIOD
                                                                                      ENDED
Investor C Shares                                                                  03/31/98 *
Operating performance:
Net asset value, beginning of period                                                 $ 10.00
Net investment income                                                                  0.04
Net realized and unrealized gain on investments                                        1.33
Net increase in net asset value from operations                                        1.37
Distributions:
Dividends from net investment income                                                 ( 0.05)
Distributions from net realized capital gains                                           --
Total dividends and distributions                                                    ( 0.05)
Net asset value, end of period                                                       $ 11.32
Total return ++                                                                       13.69%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                 $    4
Ratio of operating expenses to average net assets                                      1.00%+(a)(b)
Ratio of net investment income to average net assets                                   1.22%+
Portfolio turnover rate                                                                  3%
Ratio of operating expenses to average net assets without waivers and/or expense       2.07%+(a)
  reimbursements

* Nations Managed Value Index Fund Investor C Shares commenced operations on November 24, 1997.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

FOR AN INVESTOR C SHARE OUTSTANDING THROUGHOUT THE PERIOD

Nations Managed SmallCap Value Index Fund



                                                                                         PERIOD
                                                                                         ENDED
Investor C Shares                                                                      03/31/97*
Operating performance:
Net asset value, beginning of period                                                   $ 10.00
Net investment income                                                                    0.01
Net realized and unrealized gain on investments                                          1.46
Net increase in net asset value from operations                                          1.47
Distributions:
Dividends from net investment income                                                   ( 0.01)
Distributions from net realized capital gains                                             --
Total dividends and distributions                                                      ( 0.01)
Net asset value, end of period                                                         $ 11.46
Total return ++                                                                         14.71%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                                                   $   16
Ratio of operating expenses to average net assets                                        1.00%+(a)(b)
Ratio of net investment income to average net assets                                     0.28%+
Portfolio turnover rate                                                                   30%
Ratio of operating expenses to average net assets without waivers and/or expense         2.67%+(a)
  reimbursements

* Nations Managed SmallCap Value Index Fund Investor C Shares commenced operations on November 24, 1997.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was 0.04%. Appendix A -- Portfolio Securities



The following are summary descriptions of certain types of instruments in which a Fund may invest. The "How Objectives Are Pursued" section of the Prospectus identifies each Fund's permissible investments, and the SAI contains more information concerning such investments.


Bank Instruments: Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances. The Funds will limit their investments in bank obligations so they do not exceed 25% of each Fund's total assets at the time of purchase.

Borrowings: When a Fund borrows money, the net asset value of a share may be subject to greater fluctuation until the borrowing is paid off. The Funds may borrow money from banks for temporary purposes in amounts of up to one-third of their respective total assets, provided that borrowings in excess of 5% of the value of the Fund's total assets must be repaid prior to the purchase of portfolio securities. Pursuant to line of credit arrangements with BONY, the Funds may borrow primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Commercial Instruments: Commercial instruments consist of short-term U.S. dollar-denominated obligations issued by domestic corporations or foreign corporations and foreign commercial banks. Investments by a Fund in commercial paper will consist of issues rated in a manner consistent with such Fund's investment policies and objective. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial instruments include variable-rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate, and variable- and floating-rate instruments.

Convertible Securities, Preferred Stock, and Warrants: Each Fund may invest in debt securities convertible into or exchangeable for equity securities, preferred stocks or warrants. Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on a company's earnings and assets before common stock owners, but after bond or other debt security owners. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants.

Futures, Options and Other Derivative Instruments: The Funds may attempt to reduce the overall level of investment risk of particular securities and attempt to protect a Fund against adverse market movements by investing in futures, options and other derivative instruments. These include the purchase and writing of options on securities (including index options), and investing in futures contracts for the purchase or sale of instruments based on financial indices, including interest rate indices or indices of U.S. Government, equity or fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products such as interest rate swaps, currency swaps, caps, collars and floors.

The use of futures, options, forward contracts and swaps exposes a Fund to additional investment risks and transaction costs. If the Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with respect to these instruments, a Fund could be left in a less favorable position. Additional risks inherent in the use of futures, options, forward contracts and swaps include: imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; the possible absence of a liquid secondary market for any particular instrument at any time; and the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Fund may not purchase put and call options which are traded on a national stock exchange in an amount exceeding 5% of its net assets.


Illiquid Securities: Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. The Funds will not hold more than 15% of the value of their respective net assets in securities that are illiquid. Repurchase agreements, time deposits and guaranteed investment contracts that do not provide for payment to a Fund within seven days after notice, and illiquid restricted securities, are subject to the limitation on illiquid securities.


If otherwise consistent with its investment objective and policies, the Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act, or which were issued under Section 4(2) of the 1933 Act. Any such security will not be considered illiquid so long as it is determined by a Fund's Board of Trustees or the Adviser, acting under guidelines approved and monitored by such Fund's Board of Trustees, after considering trading activity, availability of reliable price information and other relevant information that an adequate trading market exists for that security. To the extent that, for a period of time, qualified institutional or other buyers cease purchasing such restricted securities pursuant to Rule 144A or otherwise, the level of illiquidity of a Fund holding such securities may increase during such period.

Money Market Instruments: The term "money market instruments" refers to instruments with remaining maturities of one year or less. Money market instruments may include, among other instruments, certain U.S. Treasury obligations, U.S. Government obligations, bank instruments, commercial instruments, repurchase agreements and municipal securities. Such instruments are described in this Appendix A.

Other Investment Companies: Each Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Pursuant to an exemptive order, the Nations Funds' non-money market funds may purchase shares of Nations Funds' money market funds.

Repurchase Agreements: A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally with a bank or broker/dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on uninvested cash. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. Repurchase agreements with a maturity of more than seven days are considered illiquid securities and are subject to the limit stated above. A Fund may enter into repurchase agreements jointly with other investment portfolios of Nations Funds.

Securities Lending: To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be credit worthy and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all outstanding loans of a Fund may not exceed 33% of the value of its total assets, which may include cash collateral received for securities loans. Cash collateral received by a Nations Fund may be invested in a Nations' money market fund.

U.S. Government Obligations: U.S. Government obligations consist of marketable securities and instruments issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Direct obligations are issued by the U.S. Treasury and include all U.S. Treasury instruments. U.S. Treasury obligations differ only in their interest rates, maturities and time of issuance. Obligations of U.S. Government agencies, authorities and instrumentalities are issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies, authorities and instrumentalities are not debts of the U.S. Treasury, some are backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; some are supported by the right of the issuer to borrow from the U.S. Government, such as obligations of Federal Home Loan Banks, and some are backed only by the credit of the issuer itself, such as obligations of the Federal National Mortgage Association. No assurance can be given that the U.S. Government would provide financial support to government- sponsored instrumentalities if it is not obligated to do so by law.

The market value of U.S. Government obligations may fluctuate due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

When-Issued, Delayed Delivery and Forward Commitment Securities: The purchase of new issues of securities on a "when-issued," "delayed delivery" or "forward commitment" basis occurs when the payment for and delivery of securities take place at a future date. Because actual payment for and delivery of such securities generally take place 15 to 45 days after the purchase date, purchasers of such securities bear the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the security purchased.

                               NATIONS FUND TRUST
                           FILE NOS. 2-97817; 811-4305



                                     PART C

                                OTHER INFORMATION

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

    Included in Part A:

         Per Share Income and Capital Changes

    Included in Part B:

    Audited Financial Statements for Nations Government Money Market, Nations Tax Exempt, Nations Value, Nations Capital Growth, Nations Emerging Growth, Nations Disciplined Equity, Nations Equity Index, Nations Managed Index, Nations Managed SmallCap Index, Nations Managed Value Index, Nations Managed SmallCap Value Index, Nations Marsico Growth & Income, Nations Marsico Focused Equities, Nations Balanced Assets, Nations Short-Intermediate Government, Nations Short-Term Income, Nations Diversified Income, Nations Strategic Fixed Income, Nations Short-Term Municipal Income, Nations Municipal Income, Nations Intermediate Municipal Bond, Nations Florida Intermediate Municipal Bond, Nations Georgia Intermediate Municipal Bond, Nations Maryland Intermediate Municipal Bond, Nations North Carolina Intermediate Municipal Bond, Nations South Carolina Intermediate Municipal Bond, Nations Tennessee Intermediate Municipal Bond, Nations Texas Intermediate Municipal Bond, Nations Virginia Intermediate Municipal Bond, Nations Florida Municipal Bond, Nations Georgia Municipal Bond, Nations Maryland Municipal Bond, Nations North Carolina Municipal Bond, Nations South Carolina Municipal Bond, Nations Tennessee Municipal Bond, Nations Texas Municipal Bond and Nations Virginia Municipal Bond Funds:

          Schedule of Investments for March 31, 1998
          Statements of Assets and Liabilities for March 31, 1998
          Statements of Operations for the fiscal year ended March 31, 1998 Statements of Changes in Net Assets for the fiscal year ended March
            31, 1998 and the fiscal period ended March 31, 1997
          Schedule of Capital Stock Activity for the fiscal year ended March 31,
            1998
          Notes to Financial Statements
          Report of Independent Accountants, dated May 28, 1997

 Included in Part C:

          Consent of Independent Accountants.

    (b)Exhibits

    Exhibit
    Number
    ------

    (1)(a) Declaration of Trust dated May 6, 1985, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (1)(b) Certificate pertaining to classification of shares dated May 17, 1985, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (1)(c) Amendment dated July 27, 1987, to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (1)(d) Certificate and Amendment to Declaration of Trust, dated September 13, 1989, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (1)(e) Certificate pertaining to classification of shares dated August 24, 1990, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (1)(f) Certificate and Amendment dated November 26, 1990 to Declaration of Trust, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (1)(g) Certificate pertaining to classification of shares dated July 18, 1991, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (1)(h) Amendment dated March 25, 1992, to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (1)(i) Certificate relating to classification of shares dated March 26, 1992, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (1)(j) Amendment dated September 21, 1992, to Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (1)(k) Certificate pertaining to classification of shares creating "Investor B" Shares of the money market funds and creating "Investor C Shares" of the Non-Money Market Funds and relating to the establishment of Nations Intermediate Bond Fund and

            Nations Tennessee Municipal Bond Fund, dated March 26, 1993, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (1)(l) Certificate relating to the establishment of money market funds' Investor C shares dated July 8, 1993, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (1)(m) Certificate relating to the establishment of the Equity Index, Short-Term Municipal Income, Florida Municipal Bond, Georgia Municipal Bond, North Carolina Municipal Bond, South Carolina Municipal Bond, Tennessee Municipal Bond, Texas Municipal Bond and Virginia Municipal Bond Funds dated September 21, 1993, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (1)(n) Certificate relating to the establishment of the Special Equity Fund is incorporated by reference to Post-Effective Amendment No. 30, filed December 1, 1993.

    (1)(o) Certificate relating to the redesignation of Investor B Shares and Investor C Shares of the non-money market funds to "Investor C Shares" and "Investor N Shares," respectively, dated March 24, 1994, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (1)(p) Certificate relating to the classification of shares of the Money Market Fund and the Tax Exempt Fund creating "Investor D Shares," is incorporated by reference to Post-Effective Amendment No. 36, filed January 31, 1995.

    (1)(q) Classification of Shares relating to the renaming of Nations Special Equity Fund is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (1)(r) Certificate relating to the establishment of Nations Tax-Managed Equity Fund's Series of Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (2)(a) Amended and Restated Code of Regulations as approved and adopted by Registrant's Board of Trustees and last amended April 13, 1995, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (3)     None.

    (4)(a)  Specimen copies of share certificates, to be filed by amendment.

    (5)(a) Investment Advisory Agreement between NationsBanc Advisors, Inc., ("NBAI") and the Registrant, dated January 1, 1996, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (5)(b) Sub-Advisory Agreement among NBAI, TradeStreet Investment Associates, Inc. ("TradeStreet") and the Registrant, dated January 1, 1996, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (5)(c) Sub-Advisory Agreement among NBAI, Marsico Capital Management, LLC and the Registrant, dated December 31, 1997, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (6)(a) Distribution Agreement between Stephens Inc. and Registrant for all classes of shares of Nations Fund Trust is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (7)     None.

    (8) Mutual Fund Custody Agreement between Registrant and The Bank of New York, dated October 19, 1998, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (9)(a) Administration Agreement between Stephens Inc. and Registrant, dated September 1, 1993, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (9)(b) Co-Administration Agreement between The Boston Company Advisors, Inc. and Registrant is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (9)(c) Shareholder Administration Agreement for Trust B Shares (now known as Primary B Shares) is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (9)(d) Transfer Agency and Services Agreement dated June 1, 1995, between Registrant and The Shareholder Services Group, Inc., is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (9)(e) Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Trust Shares (now known as Primary Shares) of the Government, Tax Exempt, Money Market, Income, Equity, Value, Managed Bond, Municipal Income, Georgia Municipal Bond, Maryland Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and Short-Intermediate Government Funds, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (9)(f) Amendment No. 1 dated September 28, 1992, to the Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Trust Shares (now known as Primary Shares) of the Capital Growth Fund Emerging

            Growth Fund, Balanced Assets Fund, Short-Term Income Fund, Adjustable Rate Government Fund, Diversified Income Fund, Strategic Fixed Income Fund, Mortgage-Backed Securities Fund, Florida Municipal Bond Fund, North Carolina Municipal Bond Fund and Texas Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (9)(g) Amendment No. 2 dated February 3, 1993, to the Transfer Agency Agreement between Registrant and NationsBank Texas, dated April 25, 1992, relating to the Tennessee Municipal Bond Fund and Municipal Income Fund, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (9)(h) Amendment No. 3 to the Transfer Agency Agreement relating to the Equity Index Fund, Florida Municipal Bond Fund, Georgia Municipal Bond Fund, Maryland Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund, Tennessee Municipal Bond Fund, Texas Municipal Bond Fund and Virginia Municipal Bond Fund, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (9)(h)(i) Amendment No. 4 to the Transfer Agency Agreement relating to Nations Tax-Managed Equity Fund is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (9)(i) Cross Indemnification Agreement dated June 27, 1995, between the Trust, Nations Fund, Inc. and Nations Fund Portfolios, Inc., is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (9)(j) Form of Shareholder Servicing Agreement relating to Primary B Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (9)(k) Shareholder Servicing Plan for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (9)(l) Forms of Shareholder Servicing Agreement for Investor A Shares are incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (9)(m) Shareholder Servicing Plan for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (9)(n) Forms of Shareholder Servicing Agreement for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, are incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (9)(o) Shareholder Servicing Plan for Investor C Shares of the money market funds and Investor B Shares (formerly Investor N Shares) of the non-money market funds, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (9)(p) Forms of Shareholder Servicing Agreement for Investor C Shares of the money market funds and Investor B Shares (formerly Investor N Shares) of the non-money market funds are incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (10)    Opinion and Consent of Counsel is filed herewith.

    (11) Consent of Independent Accountants, PricewaterhouseCoopers LLP is filed herewith.

    (12)    N/A

    (13)    N/A

    (14)(a) Prototype Individual Retirement Account Plan, is incorporated by reference to Post-Effective Amendment No. 26, filed March 26, 1993.

    (15)(a) Amended and Restated Shareholder Servicing and Distribution Plan Pursuant to Rule 12b-1 for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (15)(b) Form of Sales Support Agreement for Investor A Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (15)(c) Amended and Restated Distribution Plan for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds, is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (15)(d) Form of Sales Support Agreement for Investor B Shares of the money market funds and Investor C Shares (formerly Investor B Shares) of the non-money market funds is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (15)(e) Distribution Plan for Investor B Shares (formerly Investor N Shares) of the non-money market funds is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (15)(f) Form of Sales Support Agreement for Investor B Shares (formerly Investor N Shares) of the non-money market funds is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (15)(g) Shareholder Administration Plan for Primary B Shares is incorporated by reference to Post-Effective Amendment No. 57, filed November 5, 1998.

    (16)(a) Schedules for Computation of Primary A Shares is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

    (16)(b) Schedules for Computation of Primary B Shares shall be filed by Amendment.

    (16)(c) Schedules for Computation of Investor A Shares is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

    (16)(d) Schedules for Computation of Investor C Shares (formerly Investor B Shares) is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

    (16)(e) Schedules for Computation of Investor B Shares (formerly Investor N Shares) is incorporated by reference to Post-Effective Amendment No. 37, filed March 31, 1995.

    (16)(f) Schedules for Computation of Daily Shares (formerly Investor D Shares) to be filed by amendment.

    (17)    N/A

    (18) Revised Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940, is filed herewith.

Item 25. Persons Controlled By or Under Common Control with Registrant

            Registrant is controlled by its Board of Trustees.

Item 27. Indemnification

         Article IX, Section 9.3 of Registrant's Declaration of Trust, incorporated by reference as Exhibit (1)(a) hereto, provides for the indemnification of Registrant's trustees and employees. Indemnification of Registrant's administrator, principal underwriter, custodian, and transfer agent is provided for, respectively, in:

         1.  Administration Agreement with Stephens Inc.;

         2. Co-Administration Agreement with First Data Investors Services Group, Inc.;

         3.  Distribution Agreement with Stephens Inc.;

         4.  Custody Agreement with The Bank of New York;

         5.  Transfer Agency Agreement with NationsBank Texas; and

         6. Transfer Agency and Registrar Agreement with First Data Investors Services Group, Inc.

         The Registrant has entered into a Cross Indemnification Agreement with Nations Fund, Inc. (the "Company") and Nations Fund Portfolios, Inc.("Portfolios"), dated June 27, 1995. The Company and or Portfolios will indemnify and hold harmless the Trust against any losses, claims, damages or liabilities, to which the Trust may become subject, under the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 (the "1940 Act") insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Primary By the Company and/or Portfolios expressly for use therein; and will reimburse the Trust for any legal or other expenses reasonably incurred by the Trust in connection with investigating or defending any such action or claim; provided, however, that the Company and/or Portfolios shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Company and/or Portfolios by the Trust expressly for use in the Offering Documents.

         Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

         Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his reckless disregard of the duties involved in the conduct of his/her office or arising under his/her agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the 1940 Act, as amended, in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

      (a) To the knowledge of Registrant, none of the directors or officers of NBAI, the adviser to the Registrant's portfolios, or TradeStreet, the sub-investment adviser, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of NBAI or TradeStreet, respectively, or other subsidiaries of NationsBank Corporation.

      (b) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-49874).

      (c) TradeStreet performs sub-investment advisory services for the Registrant and certain other customers. TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Form

ADV filed by TradeStreet with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-50372).

      (d) Marsico performs sub-investment advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to a Form ADV filed by Marsico with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-54914).


Item 29. Principal Underwriter

    (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Nations Fund, Inc., Nations Annuity Trust, Nations Fund Portfolios, Inc., Nations Institutional Reserves, Nations LifeGoal Funds, Inc., the Overland Express Funds, Inc., Stagecoach Inc., Stagecoach Funds, Inc. and Stagecoach Trust and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Nations Managed Balanced Target Maturity Fund, Inc., closed-end management investment companies.

    (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file #501-15510).

    (c) Not applicable.

Item 30. Location of Accounts and Records

    (1) NBAI, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Investment Adviser).

    (2) TradeStreet, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as sub-adviser).

    (3) Marsico, 1200 17th Street, Suite 1300, Denver, Colorado 80202 (records relating to its function as sub-adviser to Nations Marscio Focused Equities Fund and Nations Marsico Growth & Income Fund).

    (4) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its function as Distributor).

    (5) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its function as Administrator).

    (6) The First Data Investors Services Group, Inc., One Exchange Place, Boston, Massachusetts 02109 (records relating to its function as Co-Administrator and Transfer Agent).

    (7) NationsBank, 1401 Elm Street, Dallas, Texas 75202 (records relating to its function as Sub-Transfer Agent).

    (7) The Bank of New York, 90 Washington Street, New York, New York 10286 (records relating to its function as Custodian)

Item 31. Management Services

    Inapplicable.

Item 32. Undertakings

    (a) Registrant undertakes to call a meeting for the purpose of voting upon the question or removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of a Fund's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act, as amended, relating to shareholder communications.

    (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's most recent annual report to shareholder upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 13th day of November, 1998.

                                    NATIONS FUND TRUST


                                    By:                  *
                                        ----------------------------------
                                           A. Max Walker
                                           President and Chairman
                                           of the Board of Trustees

                                    By:  /s/ Richard H. Blank, Jr.
                                        ----------------------------------
                                           Richard H. Blank, Jr.
                                           *Attorney-in-Fact

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

     SIGNATURES                      TITLE                     DATE
     ----------                      -----                     ----

         *                  President and Chairman         November 13, 1998
-----------------------    of the Board of Trustees
(A. Max Walker)           (Principal Executive Officer)

         *                         Treasurer               November 13, 1998
-----------------------         Vice President
(Richard H. Rose)          (Principal Financial and
                              Accounting Officer)


         *                          Trustee                November 13, 1998
-----------------------
(Edmund L. Benson, III)

         *                          Trustee                November 13, 1998
-----------------------
(James Ermer)

         *                          Trustee                November 13, 1998
-----------------------
(William H. Grigg)

         *                          Trustee                November 13, 1998
-----------------------
(Thomas F. Keller)

         *                          Trustee                November 13, 1998
-----------------------
(Carl E. Mundy, Jr.)

         *                          Trustee                November 13, 1998
-----------------------
(Charles B. Walker)

         *                          Trustee                November 13, 1998
-----------------------
(Thomas S. Word)

         *                          Trustee                November 13, 1998
-----------------------
(James B. Sommers)

/s/ Richard H. Blank, Jr.
----------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
Number          Description
------          -----------

EX-99.B10      Opinion and Consent of Counsel
EX-99.B11      Consent of Independent Accountants
EX-99.B18      Rule 18f-3 Plan